Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CONVERTIBLE BONDS (43.0%)

Communication Services (4.4%)
12,000,000	Bilibili, Inc.*
	1.375%, 04/01/26	$ 13,495,200
15,000,000EUR	Cellnex Telecom, SA
	1.500%, 01/16/26	24,757,978
1,000,000,000JPY	CyberAgent, Inc.
	0.000%, 02/19/25	9,971,667
1,500,000	Gogo, Inc.
	6.000%, 05/15/22	1,659,450
5,000,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	5,788,950
30,000,000	IAC FinanceCo, Inc.*~
	0.875%, 10/01/22	50,331,450
	iQIYI, Inc.
20,000,000	2.000%, 04/01/25*	20,425,800
10,000,000	3.750%, 12/01/23^	11,541,850
	JOYY, Inc.*^
10,000,000	1.375%, 06/15/26	9,592,000
10,000,000	0.750%, 06/15/25	9,596,350
	Liberty Media Corp.*
12,500,000	2.750%, 12/01/49	13,052,125
5,000,000	2.250%, 12/01/48	5,839,875
5,000,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	6,717,600
6,617,000	Live Nation Entertainment, Inc.*
	2.000%, 02/15/25	6,627,587
15,000,000	Momo, Inc.
	1.250%, 07/01/25	13,803,750
	Sea, Ltd.
12,500,000	1.000%, 12/01/24*	14,525,500
10,000,000	2.250%, 07/01/23	23,719,250
29,970,000	Snap, Inc.*~
	0.750%, 08/01/26	33,495,821
	Twitter, Inc.~
34,000,000	0.250%, 06/15/24	33,412,140
15,000,000	1.000%, 09/15/21	14,668,050
7,500,000	Vonage Holdings Corp.*
	1.750%, 06/01/24	7,108,650
13,000,000	World Wrestling Entertainment,
	Inc.~
	3.375%, 12/15/23	27,081,275
	Zillow Group, Inc.*
11,500,000	0.750%, 09/01/24	14,191,172
7,500,000	1.375%, 09/01/26^	9,292,013
22,500,000	Zynga, Inc.*~^
	0.250%, 06/01/24	23,120,550
		403,816,053
Consumer Discretionary (7.8%)
70,500,000	Booking Holdings, Inc.~
	0.350%, 06/15/20	98,176,537
	Chegg, Inc.
17,500,000	0.250%, 05/15/23~	28,271,250
13,457,000	0.125%, 03/15/25*	14,451,338
35,327,000	Ctrip.com International, Ltd.~^
	1.990%, 07/01/25	36,549,138
10,000,000EUR	Delivery Hero, SE
	1.000%, 01/23/27	11,304,985
	Etsy, Inc.
10,000,000	0.125%, 10/01/26*^	9,348,450
10,000,000	0.000%, 03/01/23~	14,994,700
PRINCIPAL
AMOUNT		VALUE
15,000,000	Guess, Inc.*~
	2.000%, 04/15/24	$ 16,284,450
25,000,000	MercadoLibre, Inc.~
	2.000%, 08/15/28	42,005,125
	NIO, Inc.
25,000,000	4.500%, 02/01/24	15,062,500
5,000,000	4.500%, 02/01/24*~	2,912,500
20,000,000	Pinduoduo, Inc.*^
	0.000%, 10/01/24	22,101,100
7,000,000	Quotient Technology, Inc.
	1.750%, 12/01/22	6,961,570
15,500,000EUR	Takeaway.com, NV
	2.250%, 01/25/24	24,290,965
	Tesla, Inc.~
75,000,000	2.375%, 03/15/22	154,497,375
60,000,000	2.000%, 05/15/24	132,105,300
10,000,000	1.250%, 03/01/21	18,434,750
	Wayfair, Inc.
35,000,000	1.000%, 08/15/26*~	31,877,825
25,000,000	1.125%, 11/01/24~	26,859,000
12,500,000	0.375%, 09/01/22^	13,901,938
5,000,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	5,529,400
		725,920,196
Consumer Staples (0.1%)
10,000,000	Herbalife Nutrition, Ltd.
	2.625%, 03/15/24	9,614,850
4,000,000	Turning Point Brands, Inc.*
	2.500%, 07/15/24	3,340,240
		12,955,090
Energy (0.3%)
15,000,000	Chesapeake Energy Corp.
	5.500%, 09/15/26	6,663,225
5,000,000	Nabors Industries, Inc.
	0.750%, 01/15/24	3,490,800
5,000,000	Oasis Petroleum, Inc.~
	2.625%, 09/15/23	3,507,150
4,000,000	Renewable Energy Group, Inc.
	4.000%, 06/15/36	9,932,440
4,000,000	SEACOR Holdings, Inc.
	3.250%, 05/15/30	3,626,180
4,267,000	Whiting Petroleum Corp.
	1.250%, 04/01/20	4,211,529
		31,431,324
Financials (1.5%)
3,500,000	Apollo Commercial Real Estate
	Finance, Inc.
	4.750%, 08/23/22	3,523,783
21,120,000	AXA, SA*~
	7.250%, 05/15/21	23,767,920
10,000,000	Goldman Sachs BDC, Inc.
	4.500%, 04/01/22	10,295,600
5,000,000	Heritage Insurance Holdings, Inc.
	5.875%, 08/01/37	5,633,050
5,000,000	Hope Bancorp, Inc.
	2.000%, 05/15/38	4,692,375
7,500,000	JPMorgan Chase Financial
	Company, LLC (Voya Financial,
	Inc.)*^§
	0.250%, 05/01/23	8,094,787

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
30,000,000	LendingTree, Inc.~
	0.625%, 06/01/22	$ 48,059,250
5,000,000	PennyMac Corp.*
	5.500%, 11/01/24	5,056,525
5,000,000	PRA Group, Inc.
	3.500%, 06/01/23	5,144,200
7,500,000	Qudian, Inc.*
	1.000%, 07/01/26	4,518,375
	Redwood Trust, Inc.
5,000,000	5.625%, 07/15/24	5,234,525
5,000,000	4.750%, 08/15/23	5,198,550
5,000,000	RWT Holdings, Inc.*
	5.750%, 10/01/25	5,270,475
		134,489,415
	Health Care (4.7%)
5,000,000	Aerie Pharmaceuticals, Inc.*
	1.500%, 10/01/24	5,508,050
7,500,000	Allscripts Healthcare Solutions,
	Inc.*
	0.875%, 01/01/27	6,891,600
5,000,000	AMAG Pharmaceuticals, Inc.~
	3.250%, 06/01/22	4,235,125
10,000,000	CONMED Corp.*^
	2.625%, 02/01/24	12,861,450
22,953,000	DexCom, Inc.~^
	0.750%, 05/15/22	56,113,543
5,000,000	Evolent Health, Inc.
	1.500%, 10/15/25	3,630,450
10,000,000	Halozyme Therapeutics, Inc.*^
	1.250%, 12/01/24	10,472,100
2,500,000	Immunomedics, Inc.
	4.750%, 02/15/20	9,120,125
17,000,000	Innoviva, Inc.~
	2.500%, 08/15/25	18,340,960
10,000,000	Insmed, Inc.~^
	1.750%, 01/15/25	9,386,850
	Intercept Pharmaceuticals, Inc.
5,000,000	3.250%, 07/01/23^	4,809,650
5,000,000	2.000%, 05/15/26	5,546,200
3,000,000	Invacare Corp.
	4.500%, 06/01/22	2,755,785
5,000,000	Invitae Corp.*
	2.000%, 09/01/24	4,981,625
29,243,000	Ionis Pharmaceuticals, Inc.*
	0.125%, 12/15/24	29,334,823
	Ironwood Pharmaceuticals, Inc.
9,500,000	1.500%, 06/15/26*	10,930,415
7,500,000	0.750%, 06/15/24*	8,521,313
2,423,000	2.250%, 06/15/22	2,722,131
15,000,000	Ligand Pharmaceuticals, Inc.~
	0.750%, 05/15/23	12,801,150
5,000,000	Luckin Coffee, Inc.*^
	0.750%, 01/15/25	4,392,900
15,000,000	Neurocrine Biosciences, Inc.~
	2.250%, 05/15/24	21,751,650
22,050,000	NuVasive, Inc.~^
	2.250%, 03/15/21	29,099,606
5,000,000	OPKO Health, Inc.
	4.500%, 02/15/25	3,950,025
5,000,000	Pacira BioSciences, Inc.
	2.375%, 04/01/22	5,143,050
6,661,000	Quidel Corp.~
	3.250%, 12/15/20	16,163,350
5,000,000	Radius Health, Inc.
	3.000%, 09/01/24	4,182,475
PRINCIPAL
AMOUNT		VALUE
5,000,000	Retrophin, Inc.
	2.500%, 09/15/25	$4,038,250
20,000,000	Sarepta Therapeutics, Inc.~
	1.500%, 11/15/24	35,535,000
13,000,000	Supernus Pharmaceuticals, Inc.^
	0.625%, 04/01/23	11,881,610
6,276,000	Tabula Rasa HealthCare, Inc.*^
	1.750%, 02/15/26	6,977,845
	Teladoc Health, Inc.
9,000,000	1.375%, 05/15/25^	18,358,740
8,000,000	3.000%, 12/15/22~	19,110,480
5,000,000	Theravance Biopharma, Inc.
	3.250%, 11/01/23	5,505,475
5,000,000	Tilray, Inc.
	5.000%, 10/01/23	2,849,725
11,461,000	Wright Medical Group, Inc.
	1.625%, 06/15/23	12,019,838
10,000,000	Wright Medical Group, NV~^
	2.250%, 11/15/21	14,401,550
		434,324,914
	Industrials (0.3%)
5,000,000	Aerojet Rocketdyne Holdings,
	Inc.~^
	2.250%, 12/15/23	10,200,725
11,250,000	FTI Consulting, Inc.
	2.000%, 08/15/23	14,835,544
		25,036,269
	Information Technology (22.1%)
7,500,000	8x8, Inc.*
	0.500%, 02/01/24	7,574,063
38,500,000	Advanced Micro Devices, Inc.~
	2.125%, 09/01/26	227,628,555
21,500,000	Akamai Technologies, Inc.*
	0.375%, 09/01/27	22,081,897
10,000,000	Altair Engineering, Inc.
	0.250%, 06/01/24	10,504,850
	Alteryx, Inc.
12,500,000	0.500%, 06/01/23~	39,708,437
10,000,000	1.000%, 08/01/26*^	10,787,350
10,000,000	0.500%, 08/01/24*^	10,719,600
38,000,000	Atlassian, Inc.
	0.625%, 05/01/23	70,636,300
5,000,000	Avaya Holdings Corp.
	2.250%, 06/15/23	4,524,850
7,500,000	Benefitfocus, Inc.
	1.250%, 12/15/23	6,427,988
14,000,000	Blackline, Inc.*
	0.125%, 08/01/24	15,091,930
3,000,000	CalAmp Corp.
	2.000%, 08/01/25	2,518,620
8,800,000	Cardtronics, Inc.~
	1.000%, 12/01/20	9,266,752
11,376,000	Coupa Software, Inc.*~
	0.125%, 06/15/25	14,305,604
11,000,000	CSG Systems International, Inc.
	4.250%, 03/15/36	12,409,980
10,000,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	11,179,300
22,500,000	Cypress Semiconductor Corp.~
	4.500%, 01/15/22	39,112,537
7,500,000	Everbridge, Inc.*
	0.125%, 12/15/24	7,973,888
	FireEye, Inc.
7,500,000	0.875%, 06/01/24	7,477,875

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
5,000,000	1.625%, 06/01/35	$4,836,675	20,000,000	RealPage, Inc.~
5,000,000	1.000%, 06/01/35~	4,970,450		1.500%, 11/15/22	$ 29,593,700
17,000,000	Five9, Inc.		23,000,000	RingCentral, Inc.~^
	0.125%, 05/01/23	30,873,445		0.000%, 03/15/23	58,339,040
5,000,000	GDS Holdings, Ltd.^		7,500,000	Rovi Corp.^
	2.000%, 06/01/25	6,051,625		0.500%, 03/01/20	7,498,200
4,999,000	Guidewire Software, Inc.		7,000,000	SailPoint Technologies Holding,
	1.250%, 03/15/25	5,955,059		Inc.*^
35,341,000	HubSpot, Inc.~			0.125%, 09/15/24	7,897,330
	0.250%, 06/01/22	68,773,409	50,000,000	ServiceNow, Inc.~
5,000,000	II-VI, Inc.			0.000%, 06/01/22	125,178,000
	0.250%, 09/01/22	5,116,650	15,000,000	Silicon Laboratories, Inc.~
2,500,000	Impinj, Inc.*			1.375%, 03/01/22	18,052,575
	2.000%, 12/15/26	2,874,950		Splunk, Inc.~
15,000,000	Infinera Corp.		35,000,000	0.500%, 09/15/23	42,846,825
	2.125%, 09/01/24	15,441,975	25,000,000	1.125%, 09/15/25^	31,647,125
	Inphi Corp.			Square, Inc.~
8,000,000	1.125%, 12/01/20	15,304,040	25,000,000	0.375%, 03/01/22	81,526,375
8,000,000	0.750%, 09/01/21	11,558,920	20,000,000	0.500%, 05/15/23^	24,138,900
10,000,000	Insight Enterprises, Inc.*^		12,500,000	Synaptics, Inc.
	0.750%, 02/15/25	11,335,600		0.500%, 06/15/22	14,007,688
6,300,000	InterDigital, Inc.*^		15,000,000	Teradyne, Inc.~
	2.000%, 06/01/24	6,294,708		1.250%, 12/15/23	31,947,975
25,000,000	j2 Global, Inc.~^		15,000,000	TTM Technologies, Inc.~
	3.250%, 06/15/29	36,923,875		1.750%, 12/15/20	22,960,575
7,500,000	LivePerson, Inc.*^		30,000,000	Twilio, Inc.~^
	0.750%, 03/01/24	9,588,263		0.250%, 06/01/23	54,956,550
20,000,000	Lumentum Holdings, Inc.*		6,000,000	Viavi Solutions, Inc.~^
	0.500%, 12/15/26	21,135,400		1.000%, 03/01/24	7,450,740
	Microchip Technology, Inc.		10,000,000	Vishay Intertechnology, Inc.^
20,000,000	1.625%, 02/15/25~	40,116,200		2.250%, 06/15/25	9,973,550
19,903,000	1.625%, 02/15/27~^	26,545,029	10,000,000	Weibo Corp.
7,500,000	2.250%, 02/15/37	10,245,825		1.250%, 11/15/22	9,536,400
23,975,000	Micron Technology, Inc.~			Workday, Inc.~
	3.125%, 05/01/32	128,125,637	35,000,000	0.250%, 10/01/22	47,940,725
	MongoDB, Inc.		12,500,000	1.500%, 07/15/20	28,365,000
35,000,000	0.250%, 01/15/26*	37,792,825	12,500,000	Workiva, Inc.*^
3,000,000	0.750%, 06/15/24	7,331,010		1.125%, 08/15/26	11,837,000
20,000,000	New Relic, Inc.~		10,000,000	Zendesk, Inc.~
	0.500%, 05/01/23	19,690,600		0.250%, 03/15/23	14,911,050
20,000,000	Nice Systems, Inc.~				2,047,592,247
	1.250%, 01/15/24	42,122,000

20,229,000	Nuance Communications, Inc.~		Materials (0.5%)
	1.000%, 12/15/35	21,026,225	20,000,000	Allegheny Technologies, Inc.
11,500,000	Nutanix, Inc.
				4.750%, 07/01/22	28,143,400
	0.000%, 01/15/23	11,711,830
			5,000,000	SSR Mining, Inc.*^
	Okta, Inc.~
				2.500%, 04/01/39	6,383,200
22,500,000	0.250%, 02/15/23	60,161,737
			5,000,000	TimkenSteel Corp.
22,500,000	0.125%, 09/01/25*^	22,828,162
				6.000%, 06/01/21	5,043,375
25,000,000	ON Semiconductor Corp.~^
			5,000,000	United States Steel Corp.*^
	1.625%, 10/15/23	33,364,875
				5.000%, 11/01/26	4,928,600
10,000,000	OSI Systems, Inc.~
					44,498,575
	1.250%, 09/01/22	10,231,750

40,925,000	Palo Alto Networks, Inc.~		Real Estate (1.3%)
	0.750%, 07/01/23	45,499,801
			10,000,000EUR	Deutsche Wohnen, SE
10,000,000	Pluralsight, Inc.*
				0.325%, 07/26/24	11,838,216
	0.375%, 03/01/24	9,103,000
			47,500,000	Extra Space Storage, LP*~^
7,000,000	Proofpoint, Inc.*
				3.125%, 10/01/35	57,945,962
	0.250%, 08/15/24	7,446,495
			6,000,000	Forestar Group, Inc.
5,000,000	PROS Holdings, Inc.*
				3.750%, 03/01/20	6,011,400
	1.000%, 05/15/24	5,751,350
			17,700,000	IH Merger Sub, LLC
10,000,000	Pure Storage, Inc.
				3.500%, 01/15/22	24,785,664
	0.125%, 04/15/23	10,080,000
			10,500,000EUR IMMOFINANZ, AG
	Q2 Holdings, Inc.
				1.500%, 01/24/24	14,499,622
15,000,000	0.750%, 02/15/23~	24,063,150

5,625,000	0.750%, 06/01/26*	6,784,003

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
7,500,000	iStar, Inc.^
	3.125%, 09/15/22	$ 8,512,613
123,593,477
	TOTAL CONVERTIBLE BONDS
	(Cost $3,250,044,292)	3,983,657,560
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.4%)
	Consumer Staples (0.1%)
100,000	Energizer Holdings, Inc.^
	7.500%, 01/15/22	9,944,000
	Financials (1.0%)
280,000	2017 Mandatory Exchangeable
	Trust*~
	5.188%, 12/01/20	43,562,400
322,820	Assurant, Inc.
	6.500%, 03/15/21	41,482,370
50,000	Virtus Investment Partners, Inc.
	7.250%, 02/01/20	4,877,000
		89,921,770
	Health Care (0.7%)
200,000	Avantor, Inc.
	6.250%, 05/15/22	12,752,000
814,735	Becton Dickinson and Company~
	6.125%, 05/01/20	53,405,879
		66,157,879
	Industrials (0.8%)
230,000	Colfax Corp.
	5.750%, 01/15/22	34,948,500
25,500	Fortive Corp.
	5.000%, 07/01/21	24,571,800
154,200	Stanley Black & Decker, Inc.
	5.250%, 11/15/22	16,189,458
		75,709,758
	Information Technology (0.2%)
15,000	Broadcom, Inc.^
	8.000%, 09/30/22	17,229,000
	Materials (0.1%)
242,647	International Flavors &
	Fragrances, Inc.
	6.000%, 09/15/21	11,819,335
	Real Estate (0.3%)
22,856	Crown Castle International Corp.
	6.875%, 08/01/20	30,417,679
	Utilities (2.2%)
99,780	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	5,787,240
308,881	Aqua America, Inc.
	6.000%, 04/30/22	20,951,398
400,000	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§
	7.000%, 09/01/21	19,224,000
NUMBER OF
SHARES		VALUE
300,000	DTE Energy Company
	6.250%, 11/01/22	$ 15,381,000
650,000	NextEra Energy, Inc.^
	4.872%, 09/01/22	35,509,500
	Sempra Energy
463,385	6.000%, 01/15/21~	58,669,175
135,000	6.750%, 07/15/21	16,880,400
88,235	South Jersey Industries, Inc.^
	7.250%, 04/15/21	4,403,809
400,000	Southern Company
	6.750%, 08/01/22	22,716,000
		199,522,522
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $441,280,339)	500,721,943
COMMON STOCKS (50.5%)
	Communication Services (5.3%)
118,522	Activision Blizzard, Inc.	6,931,167
50,458	Alphabet, Inc. - Class A~#	72,295,213
52,228	Alphabet, Inc. - Class C~#	74,906,964
1,272,856	AT&T, Inc.~	47,884,843
34,106	Charter Communications, Inc. -
	Class A#	17,648,491
841,399	Comcast Corp. - Class A~	36,340,023
506,757	Facebook, Inc. - Class A~#	102,319,306
145,402	Fox Corp. - Class A	5,391,506
90,497	Netflix, Inc.#	31,229,610
139,036	Twitter, Inc.#	4,515,889
748,774	Verizon Communications, Inc.~	44,507,126
328,660	Walt Disney Company~	45,456,965
147,000	Zayo Group Holdings, Inc.#	5,108,250
		494,535,353
	Consumer Discretionary (5.2%)
74,524	Amazon.com, Inc.~#	149,697,849
117,682	Aptiv, PLC	9,978,257
6,736	Booking Holdings, Inc.~#	12,330,585
500,000	Caesars Entertainment Corp.#	6,835,000
100,477	Carnival Corp.~	4,373,764
156,155	D.R. Horton, Inc.~	9,244,376
51,402	Darden Restaurants, Inc.~	5,984,735
44,586	Dollar General Corp.~	6,839,938
179,754	eBay, Inc.	6,032,544
70,856	Expedia Group, Inc.	7,684,333
698,136	Ford Motor Company~	6,157,559
185,970	General Motors Company	6,209,538
214,746	Home Depot, Inc.~	48,983,563
105,438	Leggett & Platt, Inc.^	5,017,794
176,720	Lowe's Companies, Inc.~	20,541,933
173,809	McDonald's Corp.	37,189,912
305,189	MGM Resorts International	9,479,170
42,579	Mohawk Industries, Inc.~#	5,606,803
232,406	Nike, Inc. - Class B~	22,380,698
21,137	O'Reilly Automotive, Inc.#	8,583,736
42,484	PVH Corp.~	3,703,330
88,761	Ross Stores, Inc.~	9,958,097
92,500	Royal Caribbean Cruises, Ltd.	10,829,900
215,575	Starbucks Corp.~	18,287,227
133,322	Target Corp.~	14,764,078
19,000	Tiffany & Company	2,546,380
277,464	TJX Companies, Inc.~	16,381,475
16,260	Ulta Salon Cosmetics &
	Fragrance, Inc.#	4,356,217

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF			NUMBER OF
SHARES		VALUE	SHARES		VALUE
93,650	VF Corp.	$7,770,140	418,567	Citigroup, Inc.~	$ 31,145,571
		477,748,931	38,923	CME Group, Inc.	8,450,573
			85,441	Discover Financial Services	6,419,182

	Consumer Staples (3.6%)		89,614	First Republic Bank	9,936,400
361,350	Altria Group, Inc.~	17,174,965	104,922	Goldman Sachs Group, Inc.~	24,945,206
			641,852	JPMorgan Chase & Company~	84,955,531
146,979	Archer-Daniels-Midland
			48,145	M&T Bank Corp.	8,113,395
	Company~	6,578,780
			133,568	Marsh & McLennan Companies,
94,460	Church & Dwight Company, Inc.	7,010,821
				Inc.	14,940,917
736,319	Coca-Cola Company	43,001,030
			145,531	MetLife, Inc.~	7,234,346
145,644	Colgate-Palmolive Company~	10,745,614
			350,536	Morgan Stanley~	18,319,011
48,674	Constellation Brands, Inc. - Class
			77,115	Northern Trust Corp.	7,542,618
	A	9,165,314
			57,954	Prudential Financial, Inc.~	5,277,291
57,842	Costco Wholesale Corp.~	17,671,888
			50,307	S&P Global, Inc.	14,776,675
159,302	General Mills, Inc.	8,318,750
			72,831	State Street Corp.~	5,508,209
117,412	Kellogg Company~	8,008,673
			64,598	Travelers Companies, Inc.~	8,502,389
87,511	Kimberly-Clark Corp.	12,535,076
			130,171	Truist Financial Corp.	6,712,918
202,380	Kraft Heinz Company	5,909,496
			390,449	US Bancorp	20,779,696
209,761	Kroger Company	5,634,180
			641,318	Wells Fargo & Company~	30,103,467
337,992	Mondelez International, Inc. -
			232,456	Zions Bancorporation, N.A.^	10,574,423
	Class A	19,393,981

90,933	Monster Beverage Corp.#	6,056,138			613,640,304
243,924	PepsiCo, Inc.~	34,642,086		Health Care (7.0%)
193,941	Philip Morris International, Inc.~	16,038,921

435,684	Procter & Gamble Company	54,294,940	250,615	Abbott Laboratories~	21,838,591
121,521	Sysco Corp.	9,981,735	260,592	AbbVie, Inc.~	21,113,164
147,781	Walgreens Boots Alliance, Inc.	7,514,664	212,662	Agilent Technologies, Inc.	17,557,375
320,687	Walmart, Inc.~	36,715,455	127,635	Alexion Pharmaceuticals, Inc.~#	12,685,643
		336,392,507	104,809	Allergan, PLC	19,561,552
			70,471	Amgen, Inc.~	15,225,259

	Energy (2.0%)		227,017	Baxter International, Inc.	20,254,457
397,848	Chevron Corp.~	42,625,435	60,234	Becton Dickinson and Company	16,575,192
			36,679	Biogen, Inc.~#	9,861,149
326,467	ConocoPhillips~	19,401,934
			235,836	Boston Scientific Corp.#	9,874,453
72,023	EOG Resources, Inc.~	5,251,197
			461,217	Bristol-Myers Squibb Company~	29,033,610
441,905	Exxon Mobil Corp.~	27,451,139
			114,112	Centene Corp.#	7,167,375
168,273	Hess Corp.	9,519,204
			48,561	Cigna Corp.#	9,342,165
498,462	Kinder Morgan, Inc.	10,402,902
			214,507	CVS Health Corp.~	14,547,865
272,144	Marathon Petroleum Corp.	14,831,848
			92,232	Danaher Corp.	14,837,362
154,702	Occidental Petroleum Corp.	6,144,763
			35,973	Edwards Lifesciences Corp.~#	7,909,024
99,923	ONEOK, Inc.	7,481,235
			145,214	Eli Lilly and Company	20,277,683
70,134	Phillips 66~	6,408,144
			247,034	Gilead Sciences, Inc.	15,612,549
89,879	Pioneer Natural Resources
			49,068	HCA Healthcare, Inc.	6,810,638
	Company	12,133,665
			57,563	Humana, Inc.	19,354,983
222,328	Schlumberger, Ltd.	7,450,211
			27,059	Illumina, Inc.#	7,849,004
141,901	Tallgrass Energy, LP - Class A	3,165,811
			27,350	Intuitive Surgical, Inc.#	15,309,983
67,852	Valero Energy Corp.~	5,720,602
			461,223	Johnson & Johnson~	68,662,268
251,505	Williams Companies, Inc.	5,203,638
			62,302	Laboratory Corp. of America
		183,191,728
				Holdings~#	10,927,771

	Financials (6.6%)		45,243	McKesson Corp.	6,452,104
			278,139	Medtronic, PLC	32,108,366
123,897	Aflac, Inc.~	6,389,368
			462,836	Merck & Company, Inc.	39,544,708
96,659	Allstate Corp.~	11,457,958
			1,003,976	Pfizer, Inc.~	37,388,066
111,693	American Express Company~	14,505,570
			58,890	Quest Diagnostics, Inc.~	6,517,356
353,424	American International Group,
			107,500	Ra Pharmaceuticals, Inc.#	5,038,525
	Inc.~	17,763,090
			11,961	Regeneron Pharmaceuticals,
48,432	Ameriprise Financial, Inc.	8,011,137
				Inc.~#	4,042,100
86,406	Arthur J. Gallagher & Company	8,862,663
			42,664	Stryker Corp.~	8,989,305
72,648	Assurant, Inc.	9,484,923
			8,498	Teleflex, Inc.	3,157,092
1,964,321	Bank of America Corp.~	64,488,658
			54,226	Thermo Fisher Scientific, Inc.~	16,983,041
180,375	Bank of New York Mellon Corp.	8,077,193
			206,215	UnitedHealth Group, Inc.~	56,183,277
319,465	Berkshire Hathaway, Inc. - Class
			38,903	Vertex Pharmaceuticals, Inc.#	8,832,926
	B~#	71,697,530
			46,132	Zimmer Biomet Holdings, Inc.	6,822,923
18,715	BlackRock, Inc.~	9,869,355
			59,481	Zoetis, Inc.	7,982,945
250,441	Capital One Financial Corp.~	24,994,012
					652,231,849
124,314	Cboe Global Markets, Inc.	15,317,971

136,581	Charles Schwab Corp.~	6,221,265
80,675	Chubb, Ltd.~	12,261,793

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Industrials (4.5%)
97,238	3M Company	$ 15,427,781
50,975	Allegion, PLC	6,592,087
94,214	Boeing Company~	29,985,490
148,578	Caterpillar, Inc.~	19,515,720
244,355	CSX Corp.~	18,654,061
50,364	Deere & Company	7,986,723
220,911	Delta Air Lines, Inc.~	12,313,579
74,167	Eaton Corp., PLC	7,006,557
196,569	Emerson Electric Company~	14,080,237
37,163	FedEx Corp.	5,375,256
107,137	Fortune Brands Home & Security,
	Inc.	7,361,383
43,204	General Dynamics Corp.	7,579,710
1,492,961	General Electric Company	18,587,364
153,714	Honeywell International, Inc.	26,626,339
61,636	Illinois Tool Works, Inc.~	10,785,067
169,236	Johnson Controls International,
	PLC	6,676,360
57,334	L3Harris Technologies, Inc.	12,689,734
35,321	Lockheed Martin Corp.	15,121,627
145,565	Masco Corp.	6,917,249
38,774	Norfolk Southern Corp.	8,073,135
55,844	Northrop Grumman Corp.	20,917,487
102,345	PACCAR, Inc.	7,595,022
120,931	Pentair, PLC	5,191,568
44,827	Raytheon Company	9,904,077
128,257	Southwest Airlines Company~	7,051,570
71,720	Stanley Black & Decker, Inc.	11,427,148
136,927	Union Pacific Corp.~	24,567,442
84,403	United Airlines Holdings, Inc.#	6,313,344
117,340	United Parcel Service, Inc. - Class
	B	12,147,037
130,098	United Technologies Corp.~	19,540,720
57,382	Verisk Analytics, Inc.	9,322,854
24,819	Wabtec Corp.^	1,833,131
109,635	Waste Management, Inc.	13,342,580
80,727	Xylem, Inc.	6,592,167
		413,101,606
	Information Technology (12.0%)
104,382	Accenture, PLC - Class A~	21,420,230
83,961	Adobe, Inc.#	29,482,066
432,089	Advanced Micro Devices, Inc.#	20,308,183
74,720	Amphenol Corp. - Class A~	7,432,398
669,787	Apple, Inc.~	207,305,774
419,362	Applied Materials, Inc.~	24,318,802
49,256	Autodesk, Inc.#	9,696,044
97,208	Automatic Data Processing, Inc.	16,660,479
77,061	Broadcom, Inc.	23,515,935
960,323	Cisco Systems, Inc.~	44,146,048
63,761	Citrix Systems, Inc.	7,729,109
126,408	Cognizant Technology Solutions
	Corp. - Class A~	7,758,923
151,000	Cypress Semiconductor Corp.	3,522,830
114,833	Fiserv, Inc.#	13,620,342
461,000	Fitbit, Inc. - Class A#	3,005,720
98,878	FLIR Systems, Inc.	5,096,172
42,689	Gartner, Inc.#	6,863,538
65,086	Global Payments, Inc.	12,721,059
245,991	HP, Inc.	5,244,528
708,146	Intel Corp.~	45,271,774
116,852	International Business Machines
	Corp.	16,795,138
48,943	Intuit, Inc.	13,722,638
43,391	Jack Henry & Associates, Inc.	6,488,690
NUMBER OF
SHARES		VALUE
48,536	Lam Research Corp.	$ 14,473,921
501	LogMeIn, Inc.	43,071
157,737	MasterCard, Inc. - Class A	49,835,428
31,400	Mellanox Technologies, Ltd.#	3,796,260
320,397	Micron Technology, Inc.~#	17,009,877
1,341,044	Microsoft Corp.~	228,285,920
127,492	NVIDIA Corp.	30,142,934
334,603	Oracle Corp.	17,549,927
91,234	Paychex, Inc.	7,825,140
182,690	PayPal Holdings, Inc.#	20,806,564
210,440	QUALCOMM, Inc.	17,952,636
193,168	Salesforce.com, Inc.#	35,216,458
63,346	TE Connectivity, Ltd.	5,839,234
113,836	Texas Instruments, Inc.~	13,734,313
352,840	Visa, Inc. - Class A~	70,204,575
63,926	Western Digital Corp.	4,187,153
293,153	Western Union Company^	7,885,816
128,790	Xilinx, Inc.	10,880,179
		1,107,795,826
	Materials (1.1%)
57,959	Air Products & Chemicals, Inc.~	13,835,393
47,255	Avery Dennison Corp.	6,201,746
131,112	Ball Corp.	9,463,664
164,716	Corteva, Inc.#	4,763,587
164,716	Dow, Inc.#	7,588,466
164,715	DuPont de Nemours, Inc.	8,430,114
451,342	Freeport-McMoRan, Inc.	5,009,896
126,617	Linde, PLC	25,719,711
147,897	Newmont Mining Corp.	6,664,239
71,170	PPG Industries, Inc.	8,529,013
14,209	Sherwin-Williams Company	7,914,271
		104,120,100
	Real Estate (1.5%)
49,146	Alexandria Real Estate Equities,
	Inc.	8,020,627
67,812	American Tower Corp.~	15,714,753
110,609	Apartment Investment &
	Management Company - Class A	5,830,200
45,213	AvalonBay Communities, Inc.~	9,797,205
62,649	Crown Castle International Corp.	9,387,326
53,642	Digital Realty Trust, Inc.^	6,597,430
12,991	Equinix, Inc.	7,661,183
43,650	Federal Realty Investment Trust	5,457,123
58,591	Mid-America Apartment
	Communities, Inc.	8,039,271
92,083	Prologis, Inc.~	8,552,669
32,263	Public Storage~	7,219,169
111,854	Realty Income Corp.	8,770,472
91,234	Regency Centers Corp.	5,660,157
74,006	Simon Property Group, Inc.	9,853,899
141,935	UDR, Inc.	6,800,106
114,792	Welltower, Inc.	9,746,989
219,237	Weyerhaeuser Company	6,346,911
		139,455,490
	Utilities (1.7%)
350,752	AES Corp.~	6,965,935
137,165	American Electric Power
	Company, Inc.~	14,295,336
127,349	CMS Energy Corp.~	8,724,680
106,625	Consolidated Edison, Inc.	10,022,750
126,032	Dominion Energy, Inc.~	10,807,244
174,162	Duke Energy Corp.~	17,003,436
83,713	Edison International	6,408,230

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
77,966	Entergy Corp.	$ 10,254,088
117,206	Exelon Corp.~	5,577,834
176,493	FirstEnergy Corp.~	8,964,079
71,956	NextEra Energy, Inc.	19,298,599
216,021	NiSource, Inc.	6,331,575
135,608	Public Service Enterprise Group,
	Inc.~	8,027,994
193,847	Southern Company	13,646,829
155,156	Xcel Energy, Inc.	10,735,244
		157,063,853
		TOTAL COMMON STOCKS
		(Cost $3,833,039,012)	4,679,277,547
EXCHANGE-TRADED FUND (1.6%)
		Other (1.6%)
459,100		SPDR S&P 500 ETF Trust
		(Cost $149,522,801)	147,706,243
INVESTMENTS IN AFFILIATED FUND (1.6%)
		Other (1.6%)
14,938,002		Calamos Short-Term Bond Fund -
		Class I
		(Cost $150,000,000)	151,770,096
RIGHTS (0.0%)
		Health Care (0.0%)
20,458		Bristol-Myers Squibb Company# -
		(Expiration date 03/31/21)
		(Cost $43,575)	71,194
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE
PURCHASED OPTIONS (0.6%) #
		Communication Services (0.0%)
		CyberAgent, Inc.
70	JPY
745,164,000		Call, 02/17/23, Strike 95.44	605,656
30	JPY
300,000,000		Call, 02/19/25, Strike 93.40	384,498
10	JPY
100,000,000		Call, 02/17/23, Strike 95.84	92,276
400		Netflix, Inc.
13,803,600		Call, 04/17/20, Strike $380.00	407,000
50	JPY	Zenrin Company, Ltd.
500,000,000		Call, 03/31/23, Strike 96.21	153,945
			1,643,375
		Consumer Discretionary (0.1%)
550		Alibaba Group Holding, Ltd.
11,362,450		Call, 06/19/20, Strike $190.00	1,439,625
		DCM Holdings Company, Ltd.
1,000	JPY
1,000,000,00
0		Call, 12/21/20, Strike 99.13	850,453
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
900	JPY
900,000,000	Call, 12/21/20, Strike 99.35	$765,408
	EDION Corp.
60	JPY
600,000,000	Call, 06/19/20, Strike 99.51	478,328
50	JPY
541,575,000	Call, 06/19/25, Strike 94.30	574,820
50	JPY
500,000,000	Call, 06/19/20, Strike 99.67	395,013
100	JPY
1,000,000,00	HIS Company, Ltd.
0	Call, 11/15/24, Strike 96.54	208,218
500	Royal Caribbean Cruises, Ltd.
5,854,000	Put, 06/19/20, Strike $110.00	303,750
	Takashimaya Company, Ltd.
100	JPY
996,110,000	Call, 12/06/23, Strike 97.28	129,525
50	JPY
498,055,000	Call, 12/06/23, Strike 97.18	64,762
50	JPY
498,055,000	Call, 12/06/23, Strike 97.29	64,762
500	Wynn Resorts, Ltd.
6,308,000	Put, 06/19/20, Strike $140.00	1,085,000
		6,359,664
	Consumer Staples (0.0%)
	Ezaki Glico Company, Ltd.
100	JPY
999,320,000	Call, 01/30/24, Strike 97.57	171,304
50	JPY
499,660,000	Call, 01/30/24, Strike 96.89	95,114
		266,418
		Energy (0.0%)
2,500		Marathon Petroleum Corp.
13,625,000		Call, 04/17/20, Strike $62.50	155,000
		Health Care (0.0%)
1,200		Danaher Corp.
19,304,400		Call, 06/19/20, Strike $180.00	237,000
1,619		Incyte Corp.
11,830,033		Call, 03/20/20, Strike $105.00	20,238
50	JPY	Medipal Holdings Corp.
500,000,000		Call, 10/07/22, Strike 98.52	628,400
100	JPY
1,019,770,00		Nipro Corp.
0		Call, 01/29/21, Strike 98.68	227,414
100	JPY
1,000,000,00		Toho Holdings Company, Ltd.
0		Call, 06/23/23, Strike 98.43	170,264
			1,283,316
		Industrials (0.1%)
100	JPY	ANA Holdings, Inc.
990,320,000		Call, 09/19/24, Strike 96.53	111,914
70	JPY	Fuji Corp/Aichi
700,000,000		Call, 03/25/21, Strike 98.73	1,651,239
45	JPY	Maeda Kosen Company, Ltd.
450,000,000		Call, 04/18/22, Strike 97.72	42
		Nagoya Railroad Company, Ltd.

100JPY

1,164,380,00

0	Call, 12/09/22, Strike 97.53	1,639,910

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT	VALUE

100JPY

1,000,000,00

0	Call, 12/09/22, Strike 98.92	$1,662,733
50	JPY
582,190,000	Call, 12/09/22, Strike 98.07	806,485
28	JPY
280,000,000	Call, 12/09/22, Strike 98.77	472,029
22	JPY
220,000,000	Call, 12/09/22, Strike 98.94	365,801
54	JPY Senko Company, Ltd.
540,000,000	Call, 03/28/22, Strike 98.82	512,545
		7,222,698

Information Technology (0.0%)

Digital Garage, Inc.

150JPY

1,628,760,00

0	Call, 09/14/23, Strike 94.68	1,650,150
50	JPY
542,920,000	Call, 09/14/23, Strike 94.80	550,050
6,000	Fitbit, Inc.
3,912,000	Put, 05/15/20, Strike $5.00	36,000
		2,236,200
	Materials (0.0%)
100	JPY Mitsubishi Chemical Holdings
1,000,000,00	Corp.
0	Call, 03/30/22, Strike 98.83	102,621
	Teijin, Ltd.

100JPY

1,000,000,00

0	Call, 12/10/21, Strike 99.18	1,097,968

100JPY

1,000,000,00

0	Call, 12/10/21, Strike 99.19	1,102,856
		2,303,445
	Other (0.4%)
	S&P 500 Index
5,500
1,774,036,00
0	Call, 03/31/20, Strike $3,500.00	866,250
4,000
1,290,208,00
0	Put, 03/31/20, Strike $2,500.00	1,420,000
3,000
967,656,000	Put, 02/28/20, Strike $3,100.00	7,320,000
2,500
806,380,000	Put, 03/31/20, Strike $3,000.00	7,300,000
1,500
483,828,000	Put, 03/06/20, Strike $3,200.00	8,482,500
1,500
483,828,000	Put, 03/06/20, Strike $2,700.00	495,000
1,500
483,828,000	Call, 03/31/20, Strike $3,450.00	562,500
1,000
322,552,000	Put, 02/28/20, Strike $2,900.00	605,000
1,000
322,552,000	Put, 02/28/20, Strike $2,850.00	445,000
750
241,914,000	Put, 03/06/20, Strike $3,100.00	2,362,500
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
500
161,276,000	Put, 02/14/20, Strike $3,100.00	$715,000
		30,573,750

Utilities (0.0%)

Chugoku Electric Power

Company, Inc.

100JPY

1,000,000,00

0	Call, 01/25/22, Strike 98.97	869,761

100JPY

1,000,000,00

0		Call, 01/25/22, Strike 98.54	869,761
50	JPY
543,415,000		Call, 01/25/22, Strike 98.22	434,880
100	JPY	Kyushu Electric Power Company,
991,210,000		Inc.
		Call, 03/31/22, Strike 98.05	16,664
			2,191,066
		TOTAL PURCHASED OPTIONS
		(Cost $65,262,481)	54,234,932
NUMBER OF
SHARES			VALUE
SHORT TERM INVESTMENTS (2.2%)
101,075,172		Fidelity Prime Money Market Fund
		- Institutional Class, 1.660%***	101,125,710
101,115,604		Morgan Stanley Institutional
		Liquidity Funds - Government
		Portfolio, 1.480%***	101,115,604
		TOTAL SHORT TERM
		INVESTMENTS
		(Cost $202,241,095)	202,241,314
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT			VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.3%)

64,267,916	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***†	64,267,916
55,869,124	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†	55,869,124
	TOTAL INVESTMENT OF CASH
	COLLATERAL FOR
	SECURITIES LOANED
	(Cost $120,137,040)	120,137,040
TOTAL INVESTMENTS (106.2%)
(Cost $8,211,570,635)		9,839,817,869
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-1.3%)		(120,137,040)

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

		VALUE
LIABILITIES, LESS OTHER ASSETS (-4.9%)		(452,386,263)
NET ASSETS (100.0%)		$9,267,294,566
NUMBER OF
SHARES		VALUE
COMMON STOCKS SOLD SHORT (-36.6%) #
	Communication Services (-2.9%)
(389,000)	Bilibili, Inc.	$ (8,382,950)
(320,500)	EUR Cellnex Telecom, SA*	(15,966,831)
(132,800)	JPY CyberAgent, Inc.	(5,411,029)
(200,000)	Gogo, Inc.	(1,052,000)
(193,450)	IAC/InterActive Corp.	(47,122,485)
(700,200)	iQIYI, Inc.	(15,572,448)
(133,800)	JOYY, Inc.	(8,098,914)
(103,000)	Liberty Media Corp. / Liberty
	Formula One	(4,819,370)
(84,500)	Live Nation Entertainment, Inc.	(5,759,520)
(86,700)	Momo, Inc.	(2,653,020)
(1,294,000)	New York Times Company - Class
	A	(41,420,940)
(675,600)	Sea, Ltd.	(30,564,144)
(970,000)	Snap, Inc. - Class A	(17,828,600)
(300,175)	Twitter, Inc.	(9,749,684)
(204,500)	Vonage Holdings Corp.	(1,813,915)
(489,500)	World Wrestling Entertainment,
	Inc. - Class A	(23,926,760)
(27,800)	JPY Zenrin Company, Ltd.	(381,767)
(307,800)	Zillow Group, Inc. - Class C	(14,223,438)
(1,617,700)	Zynga, Inc. - Class A	(9,738,554)
		(264,486,369)
	Consumer Discretionary (-6.3%)
(40,700)	Alibaba Group Holding, Ltd.	(8,408,213)
(52,975)	Booking Holdings, Inc.	(96,973,386)
(727,950)	Chegg, Inc.	(30,013,378)
(1,433,100)	JPY DCM Holdings Company, Ltd.	(13,821,139)
(69,500)	EUR Delivery Hero, SE*	(5,366,236)
(702,600)	JPY EDION Corp.	(7,379,067)
(44,950)	Eldorado Resorts, Inc.	(2,687,111)
(306,100)	Etsy, Inc.	(14,940,741)
(369,080)	Guess, Inc.	(7,857,713)
(25,600)	JPY HIS Company, Ltd.	(596,558)
(53,204)	MercadoLibre, Inc.	(35,274,252)
(322,000)	Pinduoduo, Inc.	(11,340,840)
(162,500)	Quotient Technology, Inc.	(1,636,375)
(725,100)	Sirius XM Holdings, Inc.	(5,126,457)
(155,800)	JPY Takashimaya Company, Ltd.	(1,692,369)
(172,312)	EUR Takeaway.com, NV*	(16,262,826)
(427,800)	Tesla, Inc.	(278,313,846)
(237,000)	Trip.com Group Ltd.	(7,614,810)
(367,627)	Wayfair, Inc. - Class A	(34,446,650)
(59,800)	Winnebago Industries, Inc.	(3,274,648)
		(583,026,615)
	Consumer Staples (-0.1%)
(170,108)	Energizer Holdings, Inc.	(7,869,196)
(33,800)	JPY Ezaki Glico Company, Ltd.	(1,461,428)
(80,200)	Herbalife Nutrition, Ltd.	(3,115,770)
(34,561)	Turning Point Brands, Inc.	(789,373)
		(13,235,767)
	Energy (-0.1%)
(365,400)	Renewable Energy Group, Inc.	(9,602,712)
NUMBER OF
SHARES		VALUE
(25,000)	SEACOR Holdings, Inc.	$(939,750)
		(10,542,462)
	Financials (-1.2%)
(287,397)	Assurant, Inc.	(37,522,552)
(816,000)	Equitable Holdings, Inc.	(19,600,320)
(276,300)	Heritage Insurance Holdings, Inc.	(3,332,178)
(59,000)	Hope Bancorp, Inc.	(820,395)
(127,429)	LendingTree, Inc.	(39,655,905)
(73,000)	PRA Group, Inc.	(2,581,280)
(318,000)	Qudian, Inc.	(915,840)
(39,610)	Virtus Investment Partners, Inc.	(4,873,218)
(56,000)	Voya Financial, Inc.	(3,344,880)
		(112,646,568)
	Health Care (-3.7%)
(38,970)	AbbVie, Inc.	(3,157,349)
(200)	Aerie Pharmaceuticals, Inc.	(4,096)
(372,000)	Allscripts Healthcare Solutions,
	Inc.	(3,191,760)
(549,900)	Avantor, Inc.	(10,156,653)
(192,329)	Becton Dickinson and Company	(52,925,094)
(93,500)	CONMED Corp.	(9,507,080)
(224,250)	DexCom, Inc.	(53,988,188)
(45,000)	Evolent Health, Inc. - Class A	(453,600)
(271,525)	Halozyme Therapeutics, Inc.	(5,153,545)
(489,584)	Immunomedics, Inc.	(9,091,575)
(89,500)	Innoviva, Inc.	(2,495,260)
(768,600)	Innoviva, Inc.	(10,610,523)
(127,431)	Insmed, Inc.	(2,617,433)
(45,500)	Intercept Pharmaceuticals, Inc.	(4,204,655)
(75,000)	Invacare Corp.	(576,750)
(210,600)	Ionis Pharmaceuticals, Inc.	(12,282,192)
(1,065,487)	Ironwood Pharmaceuticals, Inc.	(12,871,083)
(19,600)	Ligand Pharmaceuticals, Inc.	(1,721,076)
(125,800)	JPY Medipal Holdings Corp.	(2,712,093)
(174,371)	Neurocrine Biosciences, Inc.	(17,451,050)
(235,600)	JPY Nipro Corp.	(2,720,092)
(295,100)	NuVasive, Inc.	(22,758,112)
(500,000)	OPKO Health, Inc.	(725,000)
(33,500)	Pacira BioSciences, Inc.	(1,447,870)
(205,273)	Quidel Corp.	(15,764,966)
(43,137)	Retrophin, Inc.	(666,898)
(237,500)	Sarepta Therapeutics, Inc.	(27,540,500)
(66,000)	Supernus Pharmaceuticals, Inc.	(1,509,420)
(62,600)	Tabula Rasa HealthCare, Inc.	(3,635,182)
(320,900)	Teladoc Health, Inc.	(32,638,739)
(59,600)	JPY Toho Holdings Company, Ltd.	(1,246,399)
(530,217)	Wright Medical Group, NV	(15,980,740)
		(341,804,973)
	Industrials (-1.2%)
(181,659)	Aerojet Rocketdyne Holdings, Inc.	(9,458,984)
(35,600)	JPY ANA Holdings, Inc.	(1,124,954)
(915,000)	Colfax Corp.	(32,171,400)
(241,500)	Fortive Corp.	(18,095,595)
(91,050)	FTI Consulting, Inc.	(10,931,463)
(385,000)	JPY Fuji Corp/Aichi	(6,221,540)
(43,600)	JPY Maeda Kosen Company, Ltd.	(851,841)
(711,600)	JPY Nagoya Railroad Company, Ltd.	(21,113,876)
(232,300)	JPY Senko Group Holdings Company,
	Ltd.	(1,890,901)
(72,500)	Stanley Black & Decker, Inc.	(11,551,425)
		(113,411,979)

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Information Technology (-17.4%)
(193,500)	8x8, Inc.	$ (3,602,970)
(4,795,600)	Advanced Micro Devices, Inc.	(225,393,200)
(119,700)	Akamai Technologies, Inc.	(11,173,995)
(137,500)	Altair Engineering, Inc. - Class A	(5,080,625)
(345,800)	Alteryx, Inc. - Class A	(48,228,726)
(430,250)	Atlassian Corp., PLC - Class A	(63,246,750)
(40,000)	Avaya Holdings Corp.	(510,800)
(55,200)	Benefitfocus, Inc.	(1,021,200)
(121,141)	Blackline, Inc.	(7,410,195)
(39,975)	Broadcom, Inc.	(12,198,771)
(71,499)	Cardtronics, PLC - Class A	(3,217,455)
(58,400)	Coupa Software, Inc.	(9,411,160)
(85,000)	CSG Systems International, Inc.	(4,234,700)
(44,500)	CyberArk Software, Ltd.	(6,151,235)
(1,309,000)	Cypress Semiconductor Corp.	(30,538,970)
(146,000)	JPY Digital Garage, Inc.	(5,477,274)
(38,100)	Everbridge, Inc.	(3,453,384)
(188,000)	FireEye, Inc.	(3,004,240)
(370,200)	Five9, Inc.	(26,554,446)
(80,500)	GDS Holdings, Ltd.	(4,162,655)
(32,000)	Guidewire Software, Inc.	(3,600,000)
(339,900)	HubSpot, Inc.	(61,501,506)
(57,500)	II-VI, Inc.	(1,934,875)
(59,500)	Impinj, Inc.	(1,914,710)
(938,000)	Infinera Corp.	(6,913,060)
(302,000)	Inphi Corp.	(22,939,920)
(102,100)	Insight Enterprises, Inc.	(6,725,327)
(33,800)	InterDigital, Inc.	(1,867,450)
(339,900)	j2 Global, Inc.	(32,582,814)
(160,400)	LivePerson, Inc.	(6,578,004)
(140,800)	Lumentum Holdings, Inc.	(10,668,416)
(748,000)	Microchip Technology, Inc.	(72,915,040)
(2,398,615)	Micron Technology, Inc.	(127,342,470)
(157,750)	MongoDB, Inc.	(25,856,803)
(92,000)	New Relic, Inc.	(6,072,920)
(237,400)	Nice, Ltd.	(40,904,020)
(390,099)	Nuance Communications, Inc.	(7,380,673)
(96,400)	Nutanix, Inc. - Class A	(3,130,108)
(515,750)	Okta, Inc.	(66,041,788)
(938,000)	ON Semiconductor Corp.	(21,714,700)
(55,100)	OSI Systems, Inc.	(4,768,354)
(97,641)	Palo Alto Networks, Inc.	(22,924,154)
(113,175)	Pluralsight, Inc. - Class A	(2,194,463)
(30,292)	Proofpoint, Inc.	(3,720,161)
(58,200)	PROS Holdings, Inc.	(3,492,000)
(219,973)	Pure Storage, Inc. - Class A	(3,915,519)
(265,300)	Q2 Holdings, Inc.	(23,131,507)
(428,729)	RealPage, Inc.	(25,016,337)
(269,905)	RingCentral, Inc. - Class A	(55,487,070)
(172,000)	SailPoint Technologies Holding,
	Inc.	(4,315,480)
(365,450)	ServiceNow, Inc.	(123,606,154)
(112,600)	Silicon Laboratories, Inc.	(11,069,706)
(307,000)	Splunk, Inc.	(47,664,820)
(1,243,500)	Square, Inc. - Class A	(92,877,015)
(111,500)	Synaptics, Inc.	(7,435,935)
(445,475)	Teradyne, Inc.	(29,396,895)
(1,455,139)	TTM Technologies, Inc.	(20,939,450)
(381,000)	Twilio, Inc. - Class A	(47,373,540)
(362,400)	Viavi Solutions, Inc.	(5,109,840)
(146,000)	Vishay Intertechnology, Inc.	(2,962,340)
(331,497)	Workday, Inc. - Class A	(61,204,291)
(74,800)	Workiva, Inc.	(3,402,652)
NUMBER OF
SHARES		VALUE
(132,000)	Zendesk, Inc.	$ (11,404,800)
		(1,616,069,838)
	Materials (-0.5%)
(1,205,800)	Allegheny Technologies, Inc.	(20,800,050)
(71,000)	International Flavors &
	Fragrances, Inc.	(9,308,810)
(122,200)	JPY Mitsubishi Chemical Holdings
	Corp.	(902,219)
(212,000)	SSR Mining, Inc.	(3,881,720)
(687,100)	JPY Teijin, Ltd.	(12,523,857)
(100,000)	TimkenSteel Corp.	(638,000)
(285,000)	United States Steel Corp.	(2,584,950)
		(50,639,606)
	Real Estate (-1.3%)
(186,473)	Crown Castle International Corp.	(27,941,114)
(75,560)	EUR Deutsche Wohnen, SE	(3,201,152)
(463,400)	Extra Space Storage, Inc.	(51,289,112)
(270,300)	EUR IMMOFINANZ, AG	(7,509,391)
(708,537)	Invitation Homes, Inc.	(22,297,659)
(227,100)	iStar, Inc.	(3,306,576)
		(115,545,004)
	Utilities (-1.9%)
(44,000)	American Electric Power
	Company, Inc.	(4,585,680)
(575,000)	CenterPoint Energy, Inc.	(15,226,000)
(919,000)	JPY Chugoku Electric Power
	Company, Inc.	(12,187,744)
(84,100)	DTE Energy Company	(11,152,501)
(330,733)	Essential Utilities, Inc.	(17,178,272)
(98,325)	NextEra Energy, Inc.	(26,370,765)
(410,600)	Sempra Energy	(65,958,784)
(114,706)	South Jersey Industries, Inc.	(3,532,945)
(262,500)	Southern Company	(18,480,000)
		(174,672,691)
	TOTAL COMMON STOCKS
	SOLD SHORT
	(Proceeds $2,456,504,734)	(3,396,081,872)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
WRITTEN OPTIONS (-4.4%) #
	Communication Services (0.0%)
2,000	Gogo, Inc.
1,052,000	Put, 01/15/21, Strike $5.00	(270,000)
	Netflix, Inc.
400
13,803,600	Call, 04/17/20, Strike $395.00	(279,000)
200
6,901,800	Put, 04/17/20, Strike $285.00	(90,000)
		(639,000)
	Consumer Discretionary (0.0%)
5,000	NIO, Inc.
1,890,000	Call, 01/15/21, Strike $5.00	(567,500)
1,000	Royal Caribbean Cruises, Ltd.
11,708,000	Put, 06/19/20, Strike $100.00	(327,500)

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
1,000	Wynn Resorts, Ltd.
12,616,000	Put, 06/19/20, Strike $125.00	$ (1,292,500)
(2,187,500)
	Energy (0.0%)
	Marathon Petroleum Corp.
2,500
13,625,000	Call, 04/17/20, Strike $65.00	(88,750)
1,000
5,450,000	Put, 04/17/20, Strike $47.50	(105,000)
		(193,750)
	Health Care (0.0%)
1,398	Aerie Pharmaceuticals, Inc.
2,863,104	Call, 02/21/20, Strike $20.00	(213,195)
1,000	AMAG Pharmaceuticals, Inc.
886,000	Call, 01/15/21, Strike $15.00	(115,000)
	Danaher Corp.
1,200
19,304,400	Call, 06/19/20, Strike $185.00	(138,000)
400
6,434,800	Put, 06/19/20, Strike $135.00	(62,000)
400
6,434,800	Put, 06/19/20, Strike $130.00	(57,000)
	Incyte Corp.
1,619
11,830,033	Call, 03/20/20, Strike $110.00	(12,143)
800
5,845,600	Put, 03/20/20, Strike $75.00	(368,000)
1,350	Invitae Corp.
2,517,750	Call, 06/18/21, Strike $30.00	(438,750)
575	Luckin Coffee, Inc.
1,868,175	Call, 01/21/22, Strike $45.00	(546,250)
		(1,950,338)
	Information Technology (0.0%)
2,500	Advanced Micro Devices, Inc.
11,750,000	Put, 03/19/21, Strike $15.00	(61,250)
4,000	Fitbit, Inc.
2,608,000	Call, 08/21/20, Strike $7.00	(96,000)
500	MongoDB, Inc.
8,195,500	Put, 01/15/21, Strike $65.00	(66,250)
		(223,500)
	Other (-4.4%)
	S&P 500 Index
4,000
1,290,208,00
0	Call, 12/31/20, Strike $2,900.00	(168,820,000)
3,500
1,128,932,00
0	Call, 03/31/20, Strike $3,000.00	(89,915,000)
3,000
967,656,000	Put, 03/06/20, Strike $2,950.00	(3,750,000)
2,000
645,104,000	Call, 12/18/20, Strike $2,900.00	(83,850,000)
1,500
483,828,000	Call, 03/31/20, Strike $3,100.00	(26,107,500)
1,500
483,828,000	Call, 06/30/20, Strike $3,100.00	(32,197,500)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
250
80,638,000	Put, 03/06/20, Strike $2,900.00	$(235,000)
		(404,875,000)
TOTAL WRITTEN OPTIONS
(Premium $413,478,736)	(410,069,088)

FORWARD FOREIGN CURRENCY CONTRACTS

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street
Bank and	European
Trust	Monetary Unit	04/23/20	12,516,000	$13,948,083	$(75,521)
State Street
Bank and
Trust	Japanese Yen	04/23/20	3,048,799,000	28,257,333	(405,543)
State Street
Bank and	European
Trust	Monetary Unit	04/23/20	61,268,000	68,278,296	407,359
					$(73,705)

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options, swaps, or securities sold short. The aggregate value of such securities is $2,049,669,914.

^Security, or portion of security, is on loan.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATION

EUR European Monetary Unit

JPY Japanese Yen

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

TOTAL RETURN SWAPS

			FLOATING		PERIODIC		UPFRONT
	UNDERLYING	FIXED RATE	RATE	TERMINATION	PAYMENT		PAYMENTS		UNREALIZED
	REFERENCE	(FUND	(FUND		FREQUENCY	NOTIONAL	(PAID)/	MARKET	APPRECIATION
COUNTERPARTY	INSTRUMENT	PAYS)	RECEIVES)	DATE		AMOUNT	RECEIVED	VALUE	(DEPRECIATION)
Equity returns
on 1,232,800
Goldman Sachs &		shares of	OBFR less
Co.	NIO, Inc.	NIO, Inc.	1.500%	01/31/22	Monthly	$ 4,955,856	$—	$ 301,808	$301,808
							$—	$ 301,808	$301,808

ABBREVIATION

OBFR Overnight Bank Funding Rate

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. For purchased options denominated in JPY, the strike price shown is a percentage of the par value of the underlying.

See accompanying Notes to Schedule of Investments

2/28/2020 3:25 PM

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (102.6%)

	Communication Services (10.9%)
7,159	Activision Blizzard, Inc.	$418,658
3,102	Alphabet, Inc. - Class A#~	4,444,483
3,152	Alphabet, Inc. - Class C#~	4,520,693
76,866	AT&T, Inc.~	2,891,699
2,056	Charter Communications, Inc. -
	Class A#~	1,063,898
51,099	Comcast Corp. - Class A~	2,206,966
30,927	Facebook, Inc. - Class A#~	6,244,470
8,999	Fox Corp. - Class A	333,683
5,207	Netflix, Inc.#~	1,796,884
8,617	Twitter, Inc.#	279,880
46,447	Verizon Communications, Inc.~	2,760,810
20,384	Walt Disney Company~	2,819,311
		29,781,435
	Consumer Discretionary (10.4%)
4,611	Amazon.com, Inc.#~	9,262,208
7,090	Aptiv, PLC	601,161
403	Booking Holdings, Inc.#~	737,712
6,284	Carnival Corp.	273,543
9,673	D.R. Horton, Inc.	572,642
3,113	Darden Restaurants, Inc.	362,447
2,813	Dollar General Corp.	431,542
10,864	eBay, Inc.	364,596
4,315	Expedia Group, Inc.	467,962
42,256	Ford Motor Company	372,698
11,249	General Motors Company	375,604
12,960	Home Depot, Inc.~	2,956,176
6,563	Leggett & Platt, Inc.	312,333
10,965	Lowe's Companies, Inc.~	1,274,572
10,549	McDonald's Corp.~	2,257,170
18,403	MGM Resorts International	571,597
2,649	Mohawk Industries, Inc.#	348,820
14,018	Nike, Inc. - Class B~	1,349,933
1,274	O'Reilly Automotive, Inc.#	517,371
2,584	PVH Corp.	225,247
5,365	Ross Stores, Inc.	601,899
5,477	Royal Caribbean Cruises, Ltd.	641,247
13,006	Starbucks Corp.~	1,103,299
8,276	Target Corp.~	916,484
16,763	TJX Companies, Inc.~	989,687
987	Ulta Salon Cosmetics &
	Fragrance, Inc.#	264,427
5,813	VF Corp.	482,305
		28,634,682
	Consumer Staples (7.4%)
20,671	Altria Group, Inc.~	982,493
9,113	Archer-Daniels-Midland Company	407,898
5,845	Church & Dwight Company, Inc.	433,816
44,504	Coca-Cola Company~	2,599,034
8,805	Colgate-Palmolive Company	649,633
2,821	Constellation Brands, Inc. - Class
	A	531,194
3,594	Costco Wholesale Corp.~	1,098,039
9,614	General Mills, Inc.	502,043
7,294	Kellogg Company	497,524
5,435	Kimberly-Clark Corp.	778,509
12,559	Kraft Heinz Company	366,723
12,651	Kroger Company	339,806
NUMBER OF
SHARES		VALUE
20,995	Mondelez International, Inc. -
	Class A~	$ 1,204,693
5,489	Monster Beverage Corp.#	365,567
14,720	PepsiCo, Inc.~	2,090,534
11,794	Philip Morris International, Inc.~	975,364
26,306	Procter & Gamble Company~	3,278,254
7,525	Sysco Corp.	618,103
8,921	Walgreens Boots Alliance, Inc.~	453,633
17,880	Walmart, Inc.~	2,047,081
		20,219,941
	Energy (4.0%)
24,746	Chevron Corp.~	2,651,286
20,450	ConocoPhillips~	1,215,343
4,478	EOG Resources, Inc.	326,491
27,245	Exxon Mobil Corp.~	1,692,459
10,308	Hess Corp.	583,124
30,129	Kinder Morgan, Inc.	628,792
15,873	Marathon Petroleum Corp.~	865,079
8,946	Occidental Petroleum Corp.	355,335
6,037	ONEOK, Inc.	451,990
4,232	Phillips 66	386,678
5,432	Pioneer Natural Resources
	Company	733,320
12,746	Schlumberger, Ltd.	427,118
4,209	Valero Energy Corp.~	354,861
15,208	Williams Companies, Inc.	314,654
		10,986,530
	Financials (13.5%)
6,246	Aflac, Inc.	322,106
4,796	Allstate Corp.	568,518
6,909	American Express Company~	897,272
21,351	American International Group,
	Inc.~	1,073,101
2,938	Ameriprise Financial, Inc.	485,975
5,349	Arthur J. Gallagher & Company	548,647
4,412	Assurant, Inc.~	576,031
118,619	Bank of America Corp.~	3,894,262
10,885	Bank of New York Mellon Corp.	487,430
19,770	Berkshire Hathaway, Inc. - Class
	B#~	4,436,981
1,129	BlackRock, Inc.	595,378
15,158	Capital One Financial Corp.~	1,512,768
7,505	Cboe Global Markets, Inc.~	924,766
8,441	Charles Schwab Corp.	384,488
4,868	Chubb, Ltd.	739,887
25,869	Citigroup, Inc.~	1,924,912
2,352	CME Group, Inc.	510,643
4,796	Discover Financial Services	360,324
5,556	First Republic Bank	616,049
6,336	Goldman Sachs Group, Inc.~	1,506,384
38,991	JPMorgan Chase & Company~	5,160,849
2,920	M&T Bank Corp.	492,078
8,297	Marsh & McLennan Companies,
	Inc.~	928,102
9,048	MetLife, Inc.	449,776
21,258	Morgan Stanley~	1,110,943
4,677	Northern Trust Corp.	457,457
3,503	Prudential Financial, Inc.	318,983
3,039	S&P Global, Inc.~	892,646
4,122	State Street Corp.	311,747
3,904	Travelers Companies, Inc.	513,845
7,415	Truist Financial Corp.	382,392
24,232	US Bancorp~	1,289,627

See accompanying Notes to Schedule of Investments

1

2/26/2020 1:52 PM

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
38,696	Wells Fargo & Company~	$ 1,816,390
14,019	Zions Bancorporation, N.A.^	637,724
		37,128,481
	Health Care (14.1%)
15,502	Abbott Laboratories~	1,350,844
16,121	AbbVie, Inc.~	1,306,123
12,910	Agilent Technologies, Inc.~	1,065,850
6,892	Alexion Pharmaceuticals, Inc.#~	684,996
3,617	Allergan, PLC	675,077
4,358	Amgen, Inc.~	941,546
13,712	Baxter International, Inc.~	1,223,385
3,641	Becton Dickinson and Company~	1,001,930
2,268	Biogen, Inc.#~	609,752
14,305	Boston Scientific Corp.#	598,950
27,908	Bristol-Myers Squibb Company~	1,756,809
7,079	Centene Corp.#	444,632
3,008	Cigna Corp.#	578,679
13,303	CVS Health Corp.~	902,209
5,317	Danaher Corp.~	855,346
2,143	Edwards Lifesciences Corp.#~	471,160
8,520	Eli Lilly and Company~	1,189,733
15,314	Gilead Sciences, Inc.~	967,845
2,967	HCA Healthcare, Inc.	411,820
3,503	Humana, Inc.~	1,177,849
1,633	Illumina, Inc.#	473,684
1,693	Intuitive Surgical, Inc.#~	947,707
28,621	Johnson & Johnson~	4,260,808
3,867	Laboratory Corp. of America
	Holdings#	678,272
2,731	McKesson Corp.	389,468
15,030	Medtronic, PLC	1,735,063
27,945	Merck & Company, Inc.~	2,387,621
62,242	Pfizer, Inc.~	2,317,892
3,389	Quest Diagnostics, Inc.	375,061
724	Regeneron Pharmaceuticals,
	Inc.#	244,669
2,646	Stryker Corp.	557,512
553	Teleflex, Inc.	205,445
3,277	Thermo Fisher Scientific, Inc.~	1,026,324
12,530	UnitedHealth Group, Inc.~	3,413,798
2,346	Vertex Pharmaceuticals, Inc.#~	532,659
2,633	Zimmer Biomet Holdings, Inc.	389,421
3,582	Zoetis, Inc.	480,740
		38,630,679
	Industrials (9.2%)
6,021	3M Company~	955,292
3,158	Allegion, PLC	408,393
5,677	Boeing Company~	1,806,819
8,973	Caterpillar, Inc.~	1,178,604
14,835	CSX Corp.~	1,132,504
3,024	Deere & Company~	479,546
13,443	Delta Air Lines, Inc.~	749,313
4,151	Eaton Corp., PLC	392,145
11,878	Emerson Electric Company~	850,821
2,261	FedEx Corp.	327,031
6,449	Fortune Brands Home & Security,
	Inc.	443,111
2,627	General Dynamics Corp.	460,881
89,548	General Electric Company~	1,114,873
9,540	Honeywell International, Inc.~	1,652,519
3,743	Illinois Tool Works, Inc.	654,950
9,654	Johnson Controls International,
	PLC	380,850
3,547	L3Harris Technologies, Inc.	785,057
NUMBER OF
SHARES		VALUE
2,107	Lockheed Martin Corp.~	$902,049
8,831	Masco Corp.	419,649
2,400	Norfolk Southern Corp.	499,704
3,468	Northrop Grumman Corp.~	1,299,009
6,177	PACCAR, Inc.	458,395
7,486	Pentair, PLC	321,374
2,842	Raytheon Company	627,911
7,809	Southwest Airlines Company	429,339
4,337	Stanley Black & Decker, Inc.	691,014
8,501	Union Pacific Corp.~	1,525,249
5,119	United Airlines Holdings, Inc.#	382,901
7,080	United Parcel Service, Inc. - Class
	B~	732,922
7,906	United Technologies Corp.~	1,187,481
3,552	Verisk Analytics, Inc.	577,093
1,545	Wabtec Corp.^	114,114
6,801	Waste Management, Inc.~	827,682
4,887	Xylem, Inc.~	399,072
		25,167,667
	Information Technology (24.3%)
6,457	Accenture, PLC - Class A	1,325,041
5,083	Adobe, Inc.#~	1,784,845
26,098	Advanced Micro Devices, Inc.#~	1,226,606
4,616	Amphenol Corp. - Class A	459,154
39,887	Apple, Inc.~	12,345,425
25,310	Applied Materials, Inc.~	1,467,727
2,994	Autodesk, Inc.#	589,369
6,014	Automatic Data Processing, Inc.~	1,030,739
4,746	Broadcom, Inc.~	1,448,289
58,339	Cisco Systems, Inc.~	2,681,844
3,957	Citrix Systems, Inc.	479,668
7,208	Cognizant Technology Solutions
	Corp. - Class A	442,427
7,130	Fiserv, Inc.#~	845,689
5,956	FLIR Systems, Inc.	306,972
2,657	Gartner, Inc.#	427,192
3,948	Global Payments, Inc.	771,637
14,816	HP, Inc.	315,877
43,954	Intel Corp.~	2,809,979
7,250	International Business Machines
	Corp.~	1,042,043
3,035	Intuit, Inc.~	850,953
2,694	Jack Henry & Associates, Inc.	402,861
3,013	Lam Research Corp.~	898,507
9,518	MasterCard, Inc. - Class A~	3,007,117
19,326	Micron Technology, Inc.#~	1,026,017
82,668	Microsoft Corp.~	14,072,574
7,694	NVIDIA Corp.~	1,819,092
20,748	Oracle Corp.~	1,088,233
5,656	Paychex, Inc.	485,115
10,953	PayPal Holdings, Inc.#~	1,247,437
12,694	QUALCOMM, Inc.~	1,082,925
11,664	Salesforce.com, Inc.#~	2,126,464
3,854	TE Connectivity, Ltd.	355,262
7,068	Texas Instruments, Inc.~	852,754
21,424	Visa, Inc. - Class A~	4,262,733
3,913	Western Digital Corp.	256,302
18,133	Western Union Company^	487,778
7,834	Xilinx, Inc.~	661,816
		66,784,463
	Materials (2.3%)
3,490	Air Products & Chemicals, Inc.~	833,098
2,849	Avery Dennison Corp.	373,903
8,110	Ball Corp.	585,380

See accompanying Notes to Schedule of Investments

2

2/26/2020 1:52 PM

Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
9,942	Corteva, Inc.#	$287,522
9,941	Dow, Inc.#	457,982
9,938	DuPont de Nemours, Inc.	508,627
28,027	Freeport-McMoRan, Inc.	311,100
7,796	Linde, PLC	1,583,601
9,054	Newmont Mining Corp.	407,973
4,420	PPG Industries, Inc.	529,693
902	Sherwin-Williams Company	502,405
		6,381,284
	Real Estate (3.0%)
3,039	Alexandria Real Estate Equities,
	Inc.	495,965
3,819	American Tower Corp.	885,015
6,849	Apartment Investment &
	Management Company - Class A	361,011
2,794	AvalonBay Communities, Inc.	605,432
3,790	Crown Castle International Corp.	567,893
3,021	Digital Realty Trust, Inc.^	371,553
701	Equinix, Inc.	413,401
2,705	Federal Realty Investment Trust	338,179
3,637	Mid-America Apartment
	Communities, Inc.	499,033
5,237	Prologis, Inc.	486,412
2,001	Public Storage	447,744
6,954	Realty Income Corp.	545,263
5,667	Regency Centers Corp.	351,581
4,198	Simon Property Group, Inc.	558,964
8,800	UDR, Inc.	421,608
7,121	Welltower, Inc.	604,644
13,251	Weyerhaeuser Company	383,616
		8,337,314
	Utilities (3.5%)
21,687	AES Corp.	430,704
8,492	American Electric Power
	Company, Inc.~	885,036
7,899	CMS Energy Corp.	541,160
6,613	Consolidated Edison, Inc.	621,622
7,822	Dominion Energy, Inc.	670,737
10,817	Duke Energy Corp.~	1,056,064
4,785	Edison International	366,292
4,842	Entergy Corp.	636,820
6,670	Exelon Corp.	317,425
10,953	FirstEnergy Corp.	556,303
4,349	NextEra Energy, Inc.~	1,166,402
13,383	NiSource, Inc.	392,256
8,410	Public Service Enterprise Group,
	Inc.	497,872
12,006	Southern Company	845,222
9,639	Xcel Energy, Inc.	666,922
		9,650,837
	TOTAL COMMON STOCKS
	(Cost $244,899,489)	281,703,313
EXCHANGE-TRADED FUND (1.2%)
	Other (1.2%)
10,705	SPDR S&P 500 ETF Trust
	(Cost $3,479,604)	3,444,120
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT	VALUE

PURCHASED OPTIONS (0.7%) #

	Communication Services (0.0%)
24	Netflix, Inc.
828,216	Call, 04/17/20, Strike $380.00	$24,420
		24,420
	Consumer Discretionary (0.0%)
30	Royal Caribbean Cruises, Ltd.
351,240	Put, 06/19/20, Strike $110.00	18,225
28	Wynn Resorts, Ltd.
353,248	Put, 06/19/20, Strike $140.00	60,760
		78,985
	Energy (0.0%)
150	Marathon Petroleum Corp.
817,500	Call, 04/17/20, Strike $62.50	9,300
		9,300
	Health Care (0.0%)
72	Danaher Corp.
1,158,264	Call, 06/19/20, Strike $180.00	14,220
91	Incyte Corp.
664,937	Call, 03/20/20, Strike $105.00	1,137
		15,357
	Other (0.7%)
50	S&P 500 Index
16,127,600	Put, 03/31/20, Strike $2,850.00	73,250
	S&P 500 Index
550
177,403,600	Call, 03/31/20, Strike $3,450.00	206,250
200
64,510,400	Put, 03/31/20, Strike $2,500.00	71,000
125
40,319,000	Put, 03/06/20, Strike $3,100.00	393,750
100
32,255,200	Put, 02/28/20, Strike $3,100.00	244,000
75
24,191,400	Put, 02/28/20, Strike $2,850.00	33,375
75
24,191,400	Put, 03/06/20, Strike $3,200.00	424,125
75
24,191,400	Put, 03/06/20, Strike $2,700.00	24,750
50
16,127,600	Put, 02/14/20, Strike $3,100.00	71,500
50
16,127,600	Call, 02/28/20, Strike $3,300.00	100,750
50
16,127,600	Put, 03/31/20, Strike $3,000.00	146,000
		1,788,750
TOTAL PURCHASED OPTIONS
(Cost $2,186,200)	1,916,812
NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (1.9%)

2,553,706	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	2,554,983

See accompanying Notes to Schedule of Investments

3

2/26/2020 1:52 PM

Calamos Hedged Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
2,554,592	Morgan Stanley Institutional
Liquidity Funds - Government
	Portfolio, 1.480%***	$ 2,554,592
TOTAL SHORT TERM
INVESTMENTS
(Cost $5,109,516)	5,109,575
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT	VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.0%)

4,112	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $4,112)	4,112
TOTAL INVESTMENTS (106.4%)
(Cost $255,678,921)		292,177,932
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (0.0%)		(4,112)
LIABILITIES, LESS OTHER ASSETS (-6.4%)		(17,627,004)
NET ASSETS (100.0%)		$ 274,546,816
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
24
386,088	Put, 06/19/20, Strike $135.00	$(3,720)
24
386,088	Put, 06/19/20, Strike $130.00	(3,420)
	Incyte Corp.
91
664,937	Call, 03/20/20, Strike $110.00	(683)
45
328,815	Put, 03/20/20, Strike $75.00	(20,700)
		(36,803)
	Other (-5.7%)
	S&P 500 Index
250
80,638,000	Call, 12/31/20, Strike $3,200.00	(5,235,000)
225
72,574,200	Call, 06/30/20, Strike $3,100.00	(4,829,625)
185
59,672,120	Call, 03/31/20, Strike $3,000.00	(4,752,650)
150
48,382,800	Put, 03/06/20, Strike $2,950.00	(187,500)
75
24,191,400	Put, 03/06/20, Strike $2,900.00	(70,500)
25
8,063,800	Call, 12/18/20, Strike $3,150.00	(594,500)
		(15,669,775)
TOTAL WRITTEN OPTIONS
(Premium $15,659,392)	(15,832,373)

NOTES TO SCHEDULE OF INVESTMENTS

WRITTEN OPTIONS (-5.8%) #

	Communication Services (0.0%)
	Netflix, Inc.
24
828,216	Call, 04/17/20, Strike $395.00	(16,740)
12
414,108	Put, 04/17/20, Strike $285.00	(5,400)
		(22,140)
	Consumer Discretionary (-0.1%)
60	Royal Caribbean Cruises, Ltd.
702,480	Put, 06/19/20, Strike $100.00	(19,650)
56	Wynn Resorts, Ltd.
706,496	Put, 06/19/20, Strike $125.00	(72,380)
		(92,030)
	Energy (0.0%)
	Marathon Petroleum Corp.
150
817,500	Call, 04/17/20, Strike $65.00	(5,325)
60
327,000	Put, 04/17/20, Strike $47.50	(6,300)
		(11,625)
Health Care (0.0%)
Danaher Corp.
72
1,158,264	Call, 06/19/20, Strike $185.00	(8,280)

#Non-income producing security.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.

The aggregate value of such securities is $81,930,500.

^Security, or portion of security, is on loan.

***The rate disclosed is the 7 day net yield as of January 31,

2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

2/26/2020 1:52 PM

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (77.9%)

	Communication Services (10.5%)
25,500	Alphabet, Inc. - Class A#~	$ 36,535,890
116,500	Facebook, Inc. - Class A#~	23,522,515
105,500	Walt Disney Company~	14,591,705
		74,650,110
	Consumer Discretionary (2.9%)
68,800	McDonald's Corp.~	14,721,136
52,500	Royal Caribbean Cruises, Ltd.	6,146,700
		20,867,836
	Consumer Staples (1.6%)
43,500	Lamb Weston Holdings, Inc.	3,971,985
62,800	Walmart, Inc.	7,189,972
		11,161,957
	Energy (2.9%)
126,000	Marathon Petroleum Corp.	6,867,000
265,500	Royal Dutch Shell, PLC - Class A	13,845,825
		20,712,825
NUMBER OF
SHARES		VALUE
163,000	Twilio, Inc. - Class A#^	$ 20,267,420
		49,496,245
	Materials (3.9%)
37,700	Air Products & Chemicals, Inc.	8,999,367
90,000	Linde, PLC	18,281,700
		27,281,067
	TOTAL COMMON STOCKS
	(Cost $497,256,917)	553,071,666

INVESTMENTS IN AFFILIATED FUND (5.0%)

	Other (5.0%)
3,535,359	Calamos Short-Term Bond Fund -
	Class I
	(Cost $35,250,728)	35,919,244
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
	Financials (21.3%)
471,000	Bank of America Corp.~	15,462,930
209,500	Cboe Global Markets, Inc.~	25,814,590
88,300	Goldman Sachs Group, Inc.~	20,993,325
621,000	EUR ING Groep, NV	6,742,325
87,500	Intercontinental Exchange, Inc.~	8,727,250
108,000	JPMorgan Chase & Company~	14,294,880
600,000	Morgan Stanley~	31,356,000
5,923,800	GBP Royal Bank of Scotland Group,
	PLC	16,966,970
852,500	UBS Group, AG#~^	10,545,425
		150,903,695
	Health Care (12.2%)
58,000	Alcon, Inc.#^	3,418,520
197,000	Alexion Pharmaceuticals, Inc.#~	19,579,830
36,600	Humana, Inc.~	12,306,384
71,500	Johnson & Johnson~	10,644,205
143,000	Laboratory Corp. of America
	Holdings#~	25,082,200
77,500	Medtronic, PLC	8,946,600
25,500	UnitedHealth Group, Inc.	6,947,475
		86,925,214
	Industrials (15.6%)
265,500	Air Lease Corp.~	11,400,570
62,200	Boeing Company~	19,796,394
381,500	Delta Air Lines, Inc.~	21,264,810
55,500	Honeywell International, Inc.~	9,613,710
105,200	L3Harris Technologies, Inc.~	23,283,916
81,400	Raytheon Company~	17,984,516
77,500	EUR Schneider Electric, SE	7,728,801
		111,072,717
	Information Technology (7.0%)
108,500	Fidelity National Information
	Services, Inc.	15,587,110
221,000	First Solar, Inc.#~^	10,957,180
129,500	Slack Technologies, Inc. - Class
	A#^	2,684,535

PURCHASED OPTIONS (1.0%) #

	Consumer Discretionary (0.2%)
110	Amazon.com, Inc.
22,095,920	Call, 02/21/20, Strike $1,900.00	1,356,025
262	Royal Caribbean Cruises, Ltd.
3,067,496	Put, 02/07/20, Strike $120.00	136,240
		1,492,265
	Health Care (0.2%)
366	Humana, Inc.
12,306,384	Put, 05/15/20, Strike $350.00	988,200
255	Unitedhealth Group, Inc.
6,947,475	Put, 03/20/20, Strike $290.00	568,012
		1,556,212
	Industrials (0.1%)
622	Boeing Company
19,796,394	Put, 02/21/20, Strike $320.00	645,325
	Information Technology (0.2%)
1,590	First Solar, Inc.
7,883,220	Call, 02/21/20, Strike $60.00	22,260
1,400	PayPal Holdings, Inc.
15,944,600	Call, 03/20/20, Strike $105.00	1,484,000
		1,506,260
	Other (0.3%)
2,200	SPDR S&P 500 ETF Trust
70,780,600	Put, 02/07/20, Strike $330.00	1,775,400
	TOTAL PURCHASED OPTIONS
	(Cost $3,578,119)	6,975,462
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (14.1%)
50,158,044	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	50,183,124

See accompanying Notes to Schedule of Investments

1

2/26/2020 1:56 PM

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
50,181,143	Morgan Stanley Institutional
Liquidity Funds - Government
	Portfolio, 1.480%***	$ 50,181,143
TOTAL SHORT TERM
INVESTMENTS
(Cost $100,364,267)	100,364,267
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT	VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)

6,134,668	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $6,134,668)	6,134,668
TOTAL INVESTMENTS (98.9%)
(Cost $642,584,699)		702,465,307
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-0.9%)		(6,134,668)
OTHER ASSETS, LESS LIABILITIES (2.0%)		13,887,010
NET ASSETS (100.0%)		$710,217,649
NUMBER OF
SHARES		VALUE
COMMON STOCKS SOLD SHORT (-6.7%) #
	Consumer Discretionary (-2.0%)
(12,700)	Domino's Pizza, Inc.	(3,578,225)
(16,500)	Tesla, Inc.	(10,734,405)
		(14,312,630)
	Consumer Staples (-2.0%)
(149,500)	Campbell Soup Company	(7,234,305)
(23,200)	Costco Wholesale Corp.	(7,088,064)
		(14,322,369)
	Financials (-0.7%)
(45,147)	First Republic Bank	(5,005,899)
	Information Technology (-2.0%)
(45,000)	Apple, Inc.	(13,927,950)
	TOTAL COMMON STOCKS
	SOLD SHORT
	(Proceeds $43,139,556)	(47,568,848)

EXCHANGE-TRADED FUNDS SOLD SHORT (-86.5%) #

Other (-86.5%)

NUMBER OF
SHARES			VALUE
(1,805,500)		SPDR S&P 500 ETF Trust	$(580,883,515)
			(614,210,965)
		TOTAL EXCHANGE-TRADED
		FUNDS SOLD SHORT
		(Proceeds $547,850,138)	(614,210,965)
TOTAL SECURITIES SOLD SHORT
(Proceeds $590,989,694)			(661,779,813)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT			VALUE
WRITTEN OPTIONS (-0.9%) #
		Communication Services (0.0%)
165		Facebook, Inc.
3,331,515		Call, 02/21/20, Strike $222.50	(7,260)
		Consumer Discretionary (-0.2%)
		Amazon.com, Inc.
110
22,095,920		Call, 06/19/20, Strike $2,200.00	(645,975)
110
22,095,920		Put, 06/19/20, Strike $1,600.00	(143,550)
525		Royal Caribbean Cruises, Ltd.
6,146,700		Call, 02/21/20, Strike $130.00	(35,175)
125		Tesla, Inc.
8,132,125		Call, 02/21/20, Strike $600.00	(804,063)
			(1,628,763)
		Energy (0.0%)
1,550		Marathon Petroleum Corp.
8,447,500		Put, 07/17/20, Strike $47.50	(334,025)
		Financials (-0.1%)
280		Moody's Corp.
7,190,120		Call, 02/21/20, Strike $260.00	(142,800)
5,400	GBP	Royal Bank of Scotland Group,
12,931,655		PLC
		Put, 03/20/20, Strike 2.00	(371,563)
			(514,363)
		Health Care (-0.1%)
		Humana, Inc.
366
12,306,384		Call, 05/15/20, Strike $400.00	(81,435)
366
12,306,384		Put, 08/21/20, Strike $300.00	(494,100)
		Unitedhealth Group, Inc.
255
6,947,475		Call, 06/19/20, Strike $330.00	(48,832)
255
6,947,475		Put, 06/19/20, Strike $250.00	(253,088)
			(877,455)
(527,500)	Consumer Staples Select Sector		Industrials (-0.2%)

	SPDR Fund	(33,327,450)	Boeing Company
		933
		29,694,591	Put, 05/15/20, Strike $270.00	(457,170)
		220
		7,001,940	Put, 02/21/20, Strike $335.00	(452,650)

See accompanying Notes to Schedule of Investments

2

2/26/2020 1:56 PM

Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
395	Union Pacific Corp.
7,087,090	Put, 02/21/20, Strike $185.00	$(280,450)
		(1,190,270)
	Information Technology (-0.1%)
265	First Solar, Inc.
1,313,870	Put, 02/21/20, Strike $55.00	(155,687)
2,800	PayPal Holdings, Inc.
31,889,200	Call, 06/19/20, Strike $130.00	(627,200)
		(782,887)
	Other (-0.2%)
	SPDR S&P 500 ETF Trust
2,200
70,780,600	Put, 02/07/20, Strike $320.00	(624,800)
2,200
70,780,600	Put, 02/14/20, Strike $315.00	(519,200)
		(1,144,000)

TOTAL WRITTEN OPTIONS

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $302,879,947.

^Security, or portion of security, is on loan.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

EUR European Monetary Unit

GBP British Pound Sterling

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

(Premium $4,541,752)	(6,479,023)

See accompanying Notes to Schedule of Investments

3

2/26/2020 1:56 PM

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CONVERTIBLE BONDS (77.0%)

	Communication Services (12.4%)
8,900,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	$ 12,879,012
7,750,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	8,972,873
	Liberty Media Corp.
8,380,000	1.375%, 10/15/23	11,308,349
7,200,000	2.250%, 09/30/46	4,169,088
7,079,000	2.750%, 12/01/49*	7,391,679
1,750,000	2.250%, 12/01/48*	2,043,956
3,250,000	Liberty Media Corp. (Sirius XM
	Holdings, Inc.)*§
	2.125%, 03/31/48	3,420,901
6,250,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	8,397,000
1,765,000	Live Nation Entertainment, Inc.*
	2.000%, 02/15/25	1,767,824
4,000,000	Sea, Ltd.*
	1.000%, 12/01/24	4,648,160
8,000,000	Snap, Inc.*
	0.750%, 08/01/26	8,941,160
18,250,000	Twitter, Inc.~
	0.250%, 06/15/24	17,934,458
7,600,000	Zynga, Inc.*
	0.250%, 06/01/24	7,809,608
		99,684,068
	Consumer Discretionary (12.3%)
17,000,000	Booking Holdings, Inc.^
	0.900%, 09/15/21	18,688,610
7,093,000	Chegg, Inc.*
	0.125%, 03/15/25	7,617,102
11,500,000	DISH Network Corp.
	3.375%, 08/15/26	11,205,715
	Etsy, Inc.^
4,000,000	0.125%, 10/01/26*	3,739,380
1,500,000	0.000%, 03/01/23	2,249,205
3,800,000	Guess, Inc.*^
	2.000%, 04/15/24	4,125,394
	RH
3,750,000	0.000%, 09/15/24*	4,367,756
3,250,000	0.000%, 06/15/23	4,059,120
	Tesla, Inc.
11,500,000	1.250%, 03/01/21~	21,199,962
4,500,000	2.000%, 05/15/24	9,907,898
8,250,000	Wayfair, Inc.*
	1.000%, 08/15/26	7,514,059
4,000,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	4,423,520
		99,097,721
	Energy (0.8%)
2,200,000	Helix Energy Solutions Group, Inc.
	4.125%, 09/15/23	2,650,043
4,000,000	Transocean, Inc.^
	0.500%, 01/30/23	3,373,960
		6,024,003
	Financials (3.2%)
3,748,000	Hope Bancorp, Inc.
	2.000%, 05/15/38	3,517,404
PRINCIPAL
AMOUNT		VALUE
6,300,000	JPMorgan Chase Bank, N.A.
	0.000%, 12/30/20	$ 7,136,357
11,000,000	JPMorgan Chase Financial
Company, LLC (Voya Financial,
Inc.)*§~
	0.250%, 05/01/23	11,872,355
3,000,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	3,151,200
25,677,316
	Health Care (11.7%)
9,500,000	BioMarin Pharmaceutical, Inc.^
	1.500%, 10/15/20	10,151,700
3,000,000	CONMED Corp.*
	2.625%, 02/01/24	3,858,435
3,750,000	DexCom, Inc.
	0.750%, 12/01/23	5,962,650
6,750,000	Exact Sciences Corp.^
	0.375%, 03/15/27	7,625,137
2,400,000	Flexion Therapeutics, Inc.
	3.375%, 05/01/24	2,440,032
4,750,000	Illumina, Inc.^
	0.500%, 06/15/21	5,950,539
1,500,000	Insmed, Inc.
	1.750%, 01/15/25	1,408,028
14,750,000	Insulet Corp.*
	0.375%, 09/01/26	16,573,469
7,250,000	Invitae Corp.*
	2.000%, 09/01/24	7,223,356
6,141,000	Ionis Pharmaceuticals, Inc.*
	0.125%, 12/15/24	6,160,283
2,740,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	3,973,301
2,575,000	NuVasive, Inc.
	2.250%, 03/15/21	3,398,253
6,805,000	Repligen Corp.
	0.375%, 07/15/24	7,629,426
2,000,000	Sarepta Therapeutics, Inc.
	1.500%, 11/15/24	3,553,500
3,700,000	Tabula Rasa HealthCare, Inc.*
	1.750%, 02/15/26	4,113,771
2,120,000	Teladoc Health, Inc.^
	1.375%, 05/15/25	4,324,503
		94,346,383
	Industrials (1.8%)
7,000,000	Air Transport Services Group, Inc.
	1.125%, 10/15/24	6,664,105
3,250,000	Chart Industries, Inc.*
	1.000%, 11/15/24	4,131,969
2,501,000	FTI Consulting, Inc.
	2.000%, 08/15/23	3,298,106
		14,094,180
	Information Technology (32.8%)
6,350,000	8x8, Inc.*
	0.500%, 02/01/24	6,412,706
1,675,000	Advanced Micro Devices, Inc.
	2.125%, 09/01/26	9,903,320
9,500,000	Akamai Technologies, Inc.^
	0.125%, 05/01/25	10,958,582
	Alteryx, Inc.*
4,445,000	0.500%, 08/01/24	4,764,862
4,000,000	1.000%, 08/01/26	4,314,940

See accompanying Notes to Schedule of Investments

1

2/28/2020 3:55 PM

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
8,500,000	Coupa Software, Inc.*
	0.125%, 06/15/25	$ 10,688,962
4,000,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	4,471,720
3,450,000	DocuSign, Inc.^
	0.500%, 09/15/23	4,440,547
6,250,000	Envestnet, Inc.^
	1.750%, 06/01/23	8,061,781
3,180,000	Euronet Worldwide, Inc.*^
	0.750%, 03/15/49	3,810,212
4,000,000	Everbridge, Inc.*^
	0.125%, 12/15/24	4,252,740
6,000,000	Guidewire Software, Inc.^
	1.250%, 03/15/25	7,147,500
5,400,000	II-VI, Inc.
	0.250%, 09/01/22	5,525,982
6,100,000	Inphi Corp.^
	0.750%, 09/01/21	8,813,677
7,750,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	8,189,968
15,250,000	Microchip Technology, Inc.~
	1.625%, 02/15/27	20,339,230
4,000,000	MongoDB, Inc.*
	0.250%, 01/15/26	4,319,180
8,000,000	Okta, Inc.*
	0.125%, 09/01/25	8,116,680
	ON Semiconductor Corp.
5,800,000	1.000%, 12/01/20	7,609,281
3,000,000	1.625%, 10/15/23^	4,003,785
16,750,000	Palo Alto Networks, Inc.~
	0.750%, 07/01/23	18,622,399
14,750,000	Proofpoint, Inc.*^
	0.250%, 08/15/24	15,690,829
6,000,000	Q2 Holdings, Inc.*
	0.750%, 06/01/26	7,236,270
1,906,000	Rapid7, Inc.
	1.250%, 08/01/23	2,952,280
2,500,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	3,008,763
13,870,000	Splunk, Inc.^
	1.125%, 09/15/25	17,557,825
11,100,000	Square, Inc.
	0.500%, 05/15/23	13,397,089
2,250,000	Twilio, Inc.
	0.250%, 06/01/23	4,121,741
5,500,000	Viavi Solutions, Inc.^
	1.000%, 03/01/24	6,829,845
6,700,000	Wix.com, Ltd.^
	0.000%, 07/01/23	8,316,509
9,500,000	Workday, Inc.
	0.250%, 10/01/22	13,012,482
4,500,000	Zendesk, Inc.
	0.250%, 03/15/23	6,709,973
		263,601,660
	Real Estate (1.5%)
3,000,000	Extra Space Storage, LP*
	3.125%, 10/01/35	3,659,745
6,000,000	IH Merger Sub, LLC
	3.500%, 01/15/22	8,401,920
		12,061,665
	Utilities (0.5%)
3,250,000	NRG Energy, Inc.
	2.750%, 06/01/48	3,578,526
PRINCIPAL
AMOUNT	VALUE
TOTAL CONVERTIBLE BONDS
(Cost $548,738,283)	$ 618,165,522

SYNTHETIC CONVERTIBLE SECURITIES (1.9%) ¤ U.S. Government and Agency Securities (1.5%)

	United States Treasury Note
6,200,000	2.500%, 06/30/20^	6,224,219
6,000,000	2.375%, 03/15/21	6,059,766
	TOTAL U.S. GOVERNMENT AND
	AGENCY SECURITIES	12,283,985
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
Purchased Options (0.4%) #
	Consumer Discretionary (0.2%)
375	Alibaba Group Holding, Ltd.
7,747,125	Call, 06/19/20, Strike $220.00	395,625
41	Amazon.com, Inc.
8,235,752	Call, 01/15/21, Strike $1,900.00	1,148,820
		1,544,445
	Information Technology (0.2%)
1,455	Micron Technology, Inc.
7,724,595	Call, 06/19/20, Strike $57.50	552,900
395	Servicenow, Inc.
13,360,085	Call, 08/21/20, Strike $340.00	1,362,750
		1,915,650
	TOTAL PURCHASED OPTIONS	3,460,095
	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $15,724,515)	15,744,080
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (16.8%)
	Consumer Staples (0.5%)
39,465	Energizer Holdings, Inc.^
	7.500%, 01/15/22	3,924,399
	Financials (4.7%)
30,400	Assurant, Inc.
	6.500%, 03/15/21	3,906,400
10,300	Bank of America Corp.~""
	7.250%	16,198,810
11,405	Wells Fargo & Company~""
	7.500%	17,627,112
		37,732,322
	Health Care (1.8%)
90,500	Becton Dickinson and Company
	6.125%, 05/01/20	5,932,275
6,755	Danaher Corp.^
	4.750%, 04/15/22	8,248,801
		14,181,076

See accompanying Notes to Schedule of Investments

2

2/28/2020 3:55 PM

Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
Industrials (2.5%)
11,795	Fortive Corp.
	5.000%, 07/01/21	$ 11,365,662
80,180	Stanley Black & Decker, Inc.^
	5.250%, 11/15/22	8,418,098
19,783,760
	Information Technology (2.1%)
14,855	Broadcom, Inc.
	8.000%, 09/30/22	17,062,453
	Real Estate (1.0%)
6,200	Crown Castle International Corp.
	6.875%, 08/01/20	8,251,208
	Utilities (4.2%)
135,685	American Electric Power
	Company, Inc.~
	6.125%, 03/15/22	7,869,730
55,090	Dominion Energy, Inc.
	7.250%, 06/01/22	6,045,026
73,315	DTE Energy Company
	6.250%, 11/01/22	3,758,860
149,730	NextEra Energy, Inc.
	4.872%, 09/01/22	8,179,750
	Sempra Energy
33,430	6.750%, 07/15/21	4,180,087
30,000	6.000%, 01/15/21	3,798,300
		33,831,753
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $115,738,032)	134,766,971

COMMON STOCKS (1.8%)

	Health Care (0.8%)
24,945	Anthem, Inc.	6,617,410
	Information Technology (1.0%)
26,385	Lam Research Corp.	7,868,271
	TOTAL COMMON STOCKS
	(Cost $13,076,609)	14,485,681
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.0%) #
	Consumer Discretionary (0.0%)
	Tesla, Inc.
170
11,059,690	Put, 03/20/20, Strike $450.00	53,975
115
7,481,555	Put, 03/20/20, Strike $500.00	74,750
	TOTAL PURCHASED OPTIONS
	(Cost $883,290)	128,725
NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (2.5%)

10,053,258	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	$10,058,284
9,992,298	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	9,992,298
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $20,049,845)	20,050,582
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (9.5%)

41,553,655	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***†	41,553,655
34,944,975	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†	34,944,975
	TOTAL INVESTMENT OF CASH
	COLLATERAL FOR
	SECURITIES LOANED
	(Cost $76,498,630)	76,498,630
TOTAL INVESTMENTS (109.5%)
(Cost $790,709,204)		879,840,191
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-9.5%)		(76,498,630)
OTHER ASSETS, LESS LIABILITIES (0.0%)		110,765
NET ASSETS (100.0%)		$803,452,326
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
WRITTEN OPTION (-0.1%) #
	Consumer Discretionary (-0.1%)
150	Tesla, Inc.
9,758,550	Call, 03/20/20, Strike $600.00
	(Premium $413,726)	(1,171,500)

FORWARD FOREIGN CURRENCY CONTRACTS

LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Bank of New	Hong Kong
York	Dollar	04/23/20	7,391,000	$ 950,627	$(248)
					$(248)
	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street
Bank and	Hong Kong
Trust	Dollar	04/23/20	43,696,000	$ 5,620,161	$(1,183)
					$(1,183)

See accompanying Notes to Schedule of Investments

3

2/28/2020 3:55 PM

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $14,608,614.

^Security, or portion of security, is on loan.

¤The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

#Non-income producing security.

""Perpetual maturity.

***The rate disclosed is the 7 day net yield as of January 31,

2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

4

2/28/2020 3:55 PM

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CONVERTIBLE BONDS (77.1%)

Communication Services (12.0%)
1,363,000	Bharti Airtel, Ltd.*
	1.500%, 02/17/25	$1,510,586
600,000EUR	Cellnex Telecom, SA
	1.500%, 01/16/26	990,319
	CyberAgent, Inc.
50,000,000JPY	0.000%, 02/17/23	491,304
50,000,000JPY	0.000%, 02/19/25	498,583
2,055,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	2,973,750
670,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	775,719
760,000	iQIYI, Inc.*
	2.000%, 04/01/25	776,180
1,400,000,000KRW Kakao Corp.
	0.000%, 05/11/21	1,479,670
710,000	Liberty Media Corp.
	1.375%, 10/15/23	958,106
665,000	Liberty Media Corp. (Sirius XM
	Holdings, Inc.)*§
	2.125%, 03/31/48	699,969
750,000	Momo, Inc.
	1.250%, 07/01/25	690,188
675,000	Sea, Ltd.*
	1.000%, 12/01/24	784,377
1,975,000	Snap, Inc.*
	0.750%, 08/01/26	2,207,349
1,340,000	Twitter, Inc.
	0.250%, 06/15/24	1,316,831
675,000	Zynga, Inc.*
	0.250%, 06/01/24	693,617
		16,846,548
Consumer Discretionary (9.6%)
613,000	Baozun, Inc.*
	1.625%, 05/01/24	564,273
600,000	Cie Generale des Etablissements
	Michelin, SCA
	0.000%, 01/10/22	610,800
1,241,000	Ctrip.com International, Ltd.
	1.990%, 07/01/25	1,283,932
600,000EUR	Delivery Hero, SE
	0.250%, 01/23/24	670,074
1,155,000	DISH Network Corp.
	3.375%, 08/15/26	1,125,444
665,000	Guess, Inc.*
	2.000%, 04/15/24	721,944
50,000,000JPY	Iida Group Holdings Company,
	Ltd.
	0.000%, 06/18/20	460,537
1,220,000	NIO, Inc.*
	4.500%, 02/01/24	710,650
1,417,000	Pinduoduo, Inc.*
	0.000%, 10/01/24	1,565,863
630,000	Quotient Technology, Inc.
	1.750%, 12/01/22	626,541
650,000	RH
	0.000%, 06/15/23	811,824
416,000EUR SEB, SA
	0.000%, 11/17/21	838,168
PRINCIPAL
AMOUNT		VALUE
270,000	Shanghai Port Group BVI Holding
	Company, Ltd.
	0.000%, 08/09/22	$277,052
	Tesla, Inc.
788,000	2.000%, 05/15/24	1,734,983
758,000	2.375%, 03/15/22^	1,561,454
		13,563,539
Consumer Staples (3.0%)
3,800,000	Carrefour, SA
	0.000%, 03/27/24	3,680,794
729,000	Turning Point Brands, Inc.*
	2.500%, 07/15/24	608,759
		4,289,553
Energy (3.5%)
390,000	Nabors Industries, Inc.
	0.750%, 01/15/24	272,283
430,000	SM Energy Company
	1.500%, 07/01/21	409,865
4,200,000	TOTAL, SA^
	0.500%, 12/02/22	4,289,922
		4,972,070
Financials (5.1%)
2,300,000EUR	AURELIUS Equity Opportunities
	SE & Co., KGaA
	1.000%, 12/01/20	2,429,536
2,700,000EUR	Corestate Capital Holding, SA
	1.375%, 11/28/22	2,727,300
700,000EUR	Cromwell SPV Finance Pty, Ltd.
	2.000%, 02/04/20	782,153
900,000EUR	LEG Immobilien, AG
	0.875%, 09/01/25	1,182,976
		7,121,965
Health Care (8.8%)
1,230,000	BioMarin Pharmaceutical, Inc.^
	1.500%, 10/15/20	1,314,378
651,000	DexCom, Inc.
	0.750%, 12/01/23	1,035,116
600,000EUR	GN Store Nord, A/S
	0.000%, 05/21/24	695,594
252,000	Innoviva, Inc.
	2.500%, 08/15/25	271,878
970,000	Insulet Corp.*
	0.375%, 09/01/26	1,089,916
1,100,000	Luckin Coffee, Inc.*^
	0.750%, 01/15/25	966,438
525,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	761,308
765,000	NuVasive, Inc.
	2.250%, 03/15/21	1,009,578
595,000	Pacira BioSciences, Inc.^
	2.375%, 04/01/22	612,023
130,000,000JPY	Ship Healthcare Holdings, Inc.
	0.000%, 12/13/23	1,327,918
630,000	Tabula Rasa HealthCare, Inc.*
	1.750%, 02/15/26	700,453
627,000	Teladoc Health, Inc.^
	1.375%, 05/15/25	1,278,992

See accompanying Notes to Schedule of Investments

1

2/28/2020 2:28 PM

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,200,000	WuXi AppTec Company, Ltd.
	0.000%, 09/17/24	$1,379,652
		12,443,244
Industrials (3.3%)
130,000,000JPY	ANA Holdings, Inc.
	0.000%, 09/19/24	1,189,034
60,000,000JPY	Kandenko Company, Ltd.
	0.000%, 03/31/21	577,468
60,000,000JPY	Nippon Flour Mills Company, Ltd.
	0.000%, 06/20/25	560,807
400,000EUR	Symrise, AG
	0.238%, 06/20/24	538,641
1,400,000	Vinci, SA
	0.375%, 02/16/22	1,717,821
		4,583,771
Information Technology (24.8%)
1,205,000	8x8, Inc.*
	0.500%, 02/01/24	1,216,899
1,310,000	Akamai Technologies, Inc.^
	0.125%, 05/01/25	1,511,131
	Alteryx, Inc.*
664,000	0.500%, 08/01/24	711,781
655,000	1.000%, 08/01/26^	706,571
670,000	Coupa Software, Inc.*
	0.125%, 06/15/25	842,542
673,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	752,367
660,000	DocuSign, Inc.
	0.500%, 09/15/23	849,496
673,000	Everbridge, Inc.*
	0.125%, 12/15/24	715,524
	FireEye, Inc.
330,000	1.625%, 06/01/35	319,221
183,000	1.000%, 06/01/35	181,918
455,000	II-VI, Inc.
	0.250%, 09/01/22	465,615
385,000	Inphi Corp.
	0.750%, 09/01/21	556,273
1,200,000	Lenovo Group, Ltd.
	3.375%, 01/24/24	1,291,032
1,346,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	1,422,412
1,920,000	Microchip Technology, Inc.
	1.625%, 02/15/27	2,560,742
291,000	Micron Technology, Inc.~
	2.125%, 02/15/33	1,412,741
904,000	New Relic, Inc.
	0.500%, 05/01/23	890,015
1,325,000	Okta, Inc.*
	0.125%, 09/01/25	1,344,325
380,000	ON Semiconductor Corp.
	1.000%, 12/01/20	498,539
650,000	Palo Alto Networks, Inc.
	0.750%, 07/01/23	722,660
305,000	Pluralsight, Inc.*
	0.375%, 03/01/24	277,642
660,000	Proofpoint, Inc.*
	0.250%, 08/15/24	702,098
670,000	Q2 Holdings, Inc.*
	0.750%, 06/01/26	808,050
960,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	1,155,365
550,000EUR SOITEC
	0.000%, 06/28/23	723,055
PRINCIPAL
AMOUNT		VALUE
1,430,000	Splunk, Inc.^
	1.125%, 09/15/25	$1,810,216
1,270,000	Square, Inc.
	0.500%, 05/15/23	1,532,820
1,000,000	STMicroelectronics, NV
	0.000%, 07/03/22	1,399,320
359,000	Twilio, Inc.
	0.250%, 06/01/23	657,647
650,000	Wix.com, Ltd.^
	0.000%, 07/01/23	806,826
1,870,000	Workday, Inc.
	0.250%, 10/01/22	2,561,404
680,000	Workiva, Inc.*
	1.125%, 08/15/26	643,933
1,367,000	Xero Investments, Ltd.
	2.375%, 10/04/23	1,926,937
610,000	Zendesk, Inc.
	0.250%, 03/15/23	909,574
		34,886,691
Materials (3.5%)
4,000,000	BASF, SE
	0.925%, 03/09/23	3,883,660
50,000,000JPY	Mitsubishi Chemical Holdings
	Corp.
	0.000%, 03/29/24	469,983
60,000,000JPY	Teijin, Ltd.
	0.000%, 12/10/21	615,648
		4,969,291
Real Estate (3.5%)
1,750,000SGD	CapitaLand, Ltd.
	1.950%, 10/17/23	1,303,799
1,900,000EUR	Grand City Properties, SA
	0.250%, 03/02/22	2,289,171
525,000	IH Merger Sub, LLC
	3.500%, 01/15/22	735,168
60,000,000JPY	Relo Group, Inc.
	0.000%, 03/22/21	585,631
		4,913,769
TOTAL CONVERTIBLE BONDS
(Cost $102,164,764)		108,590,441

BANK LOAN (0.3%)

Financials (0.3%)
1,005,294EUR Steenbok Lux Finco 2 Sarl "
0.000%, 12/31/21
6 mo. EURIBOR + 10.00%
(Cost $501,275)	440,394

SYNTHETIC CONVERTIBLE SECURITIES (8.2%) ¤

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
Purchased Options (8.2%) #
	Consumer Discretionary (0.2%)
122	Alibaba Group Holding, Ltd.
2,520,398	Call, 06/19/20, Strike $210.00	178,425

See accompanying Notes to Schedule of Investments

2

2/28/2020 2:28 PM

Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
9	Booking Holdings, Inc.
1,647,495	Call, 06/19/20, Strike $1,880.00	$103,770
		282,195
	Health Care (0.1%)
765	Elanco Animal Health, Inc.
2,363,850	Call, 07/17/20, Strike $33.00	141,525
	Industrials (0.1%)
187EUR	Airbus, SE
2,491,588	Call, 03/20/20, Strike 130.00	144,345
64EUR	MTU Aero Engines Holdings, AG
1,756,160	Call, 03/20/20, Strike 280.00	47,201
		191,546
	Information Technology (0.1%)
77	Lam Research Corp.
2,296,217	Call, 06/19/20, Strike $310.00	142,450
	Other (7.7%)
	United States Treasury Note
4,441,000
4,441,000	05/31/22, Strike $0.00	4,498,074
3,505,000
3,505,000	10/31/20, Strike $0.00	3,510,339
2,753,000
2,753,000	12/31/21, Strike $0.00	2,786,875
		10,795,288
	TOTAL PURCHASED OPTIONS	11,553,004
	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $11,658,737)	11,553,004
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (12.1%)
	Financials (6.1%)
6,030	Assurant, Inc.
	6.500%, 03/15/21	774,855
2,487	Bank of America Corp.""
	7.250%	3,911,305
2,530	Wells Fargo & Company""
	7.500%	3,910,267
		8,596,427
	Health Care (1.1%)
1,295	Danaher Corp.
	4.750%, 04/15/22	1,581,376
	Information Technology (1.7%)
1,995	Broadcom, Inc.
	8.000%, 09/30/22	2,291,457
	Real Estate (0.4%)
425	Crown Castle International Corp.
	6.875%, 08/01/20	565,607
NUMBER OF
SHARES		VALUE
	Utilities (2.8%)
12,955	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	$751,390
13,215	Aqua America, Inc.
	6.000%, 04/30/22	896,374
13,250	DTE Energy Company
	6.250%, 11/01/22	679,328
	Sempra Energy
6,535	6.750%, 07/15/21	817,136
6,415	6.000%, 01/15/21	812,203
		3,956,431
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $13,820,089)	16,991,298
SHORT TERM INVESTMENTS (1.8%)
1,279,315	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	1,279,954
1,278,887	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	1,278,887
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $2,558,746)	2,558,841
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.0%)

6,993,550	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $6,993,550)	6,993,550
TOTAL INVESTMENTS (104.5%)
(Cost $137,697,161)		147,127,528
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-5.0%)		(6,993,550)
OTHER ASSETS, LESS LIABILITIES (0.5%)		768,718
NET ASSETS (100.0%)		$ 140,902,696

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

See accompanying Notes to Schedule of Investments

3

2/28/2020 2:28 PM

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

^Security, or portion of security, is on loan.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.

The aggregate value of such securities is $19,419.

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

¤The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

#Non-income producing security.

""Perpetual maturity.

***The rate disclosed is the 7 day net yield as of January 31,

2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

EUR European Monetary Unit

JPY Japanese Yen

KRW South Korean Won

SGD Singapore Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

4

2/28/2020 2:28 PM

Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2020

		% of Total
	Value	Investments
US Dollar	$123,068,219	83.6%
European Monetary Unit	14,498,927	9.9%
Japanese Yen	6,776,913	4.6%
South Korean Won	1,479,670	1.0%
Singapore Dollar	1,303,799	0.9%
Total Investments	$147,127,528	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

5

2/28/2020 2:28 PM

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (99.1%)

	Communication Services (3.4%)
7,741	Bandwidth, Inc. - Class A#	$549,301
13,029	Cardlytics, Inc.#	1,093,394
35,190	EverQuote, Inc. - Class A#	1,291,121
		2,933,816
	Consumer Discretionary (15.7%)
5,201	Asbury Automotive Group, Inc.#	501,637
32,338	Boot Barn Holdings, Inc.#	1,357,226
35,630	Chegg, Inc.#	1,469,025
7,254	Eldorado Resorts, Inc.#	433,644
18,274	Kura Sushi USA, Inc. - Class A#	411,531
4,708	LCI Industries	508,323
6,110	LGI Homes, Inc.#	487,211
12,405	Lithia Motors, Inc. - Class A	1,682,614
2,672	Marriott Vacations Worldwide
	Corp.	321,281
53,102	Noodles & Company#	379,148
17,923	Planet Fitness, Inc. - Class A#	1,447,999
47,486	Rubicon Project, Inc.#	444,469
19,029	TopBuild Corp.#	2,179,011
50,042	YETI Holdings, Inc.#	1,819,527
		13,442,646
	Consumer Staples (0.4%)
10,062	Grocery Outlet Holding Corp.#	329,430
	Energy (2.2%)
13,921	Scorpio Tankers, Inc.	324,916
40,314	World Fuel Services Corp.	1,577,084
		1,902,000
	Financials (8.3%)
10,588	Assetmark Financial Holdings,
	Inc.#	310,546
21,624	eHealth, Inc.#	2,273,980
11,146	Kinsale Capital Group, Inc.	1,273,096
1,434	LendingTree, Inc.#	446,261
15,088	LPL Financial Holdings, Inc.	1,390,058
26,374	Palomar Holdings, Inc.#	1,409,690
		7,103,631
	Health Care (25.0%)
8,129	Addus HomeCare Corp.#	766,890
9,974	Amedisys, Inc.#	1,760,311
13,500	AMN Healthcare Services, Inc.#	909,630
34,018	Apyx Medical Corp.#	258,197
22,818	Axonics Modulation Technologies,
	Inc.#	662,407
29,759	Castle Biosciences, Inc.#	917,768
18,449	Cutera, Inc.#	519,893
5,704	Ensign Group, Inc.	257,821
25,296	Establishment Labs Holdings,
	Inc.#	690,075
53,442	Exagen, Inc.#	1,103,577
23,475	Fulgent Genetics, Inc.#	314,095
3,214	Global Blood Therapeutics, Inc.#	209,746
17,989	Inspire Medical Systems, Inc.#	1,345,577
3,088	Insulet Corp.#	599,196
19,089	Itamar Medical, Ltd.#	300,270
11,047	LHC Group, Inc.#	1,610,100
7,325	MyoKardia, Inc.#	498,320
NUMBER OF
SHARES		VALUE
2,578	Novocure, Ltd.#	$210,004
13,478	Omnicell, Inc.#	1,095,492
40,336	OptimizeRx Corp.#	445,713
8,201	Pennant Group, Inc.#	216,506
2,453	Penumbra, Inc.#	430,403
67,810	Pfenex, Inc.#	726,923
29,282	Phreesia, Inc.#	907,742
27,033	R1 RCM, Inc.#	337,912
41,770	Recro Pharma, Inc.#	688,787
14,781	Tactile Systems Technology, Inc.#	830,544
12,361	Teladoc Health, Inc.#	1,257,237
8,420	Veracyte, Inc.#	221,025
43,314	Vericel Corp.#	710,350
62,310	Zynex, Inc.#	598,799
		21,401,310
	Industrials (7.7%)
32,267	Advanced Drainage Systems, Inc.	1,341,339
7,802	Axon Enterprise, Inc.#	599,272
19,070	Casella Waste Systems, Inc. -
	Class A#	976,193
20,135	Federal Signal Corp.	647,542
2,223	HEICO Corp.	272,162
15,000	Knoll, Inc.	371,400
3,975	Lawson Products, Inc.#	187,699
19,818	Mercury Systems, Inc.#	1,521,031
6,515	Trex Company, Inc.#	640,034
		6,556,672
	Information Technology (34.7%)
14,693	ACM Research, Inc. - Class A#	510,435
25,511	Advanced Energy Industries, Inc.#	1,784,239
17,930	AudioCodes, Ltd.	384,419
4,785	Cabot Microelectronics Corp.	696,265
23,201	Diodes, Inc.#	1,198,100
26,759	Dynatrace, Inc.#	837,824
7,588	Euronet Worldwide, Inc.#	1,196,172
21,341	Everbridge, Inc.#	1,934,348
28,275	Fastly, Inc. - Class A#	636,470
28,664	Five9, Inc.#	2,056,069
31,599	GDS Holdings, Ltd.#	1,633,984
6,898	Globant, SA#	846,385
31,117	Intellicheck, Inc.#	263,250
77,508	Lattice Semiconductor Corp.#	1,441,649
20,445	LivePerson, Inc.#	838,449
60,548	Luna Innovations, Inc.#	495,888
5,310	NICE-Systems, Ltd.#	914,913
22,796	Nova Measuring Instruments,
	Ltd.#	867,160
7,500	Pegasystems, Inc.	646,575
11,562	Rapid7, Inc.#	686,552
10,818	RingCentral, Inc. - Class A#	2,223,964
17,704	SailPoint Technologies Holding,
	Inc.#	444,193
27,142	Sapiens International Corp., NV	690,221
20,737	ShotSpotter, Inc.#	569,231
27,832	SiTime Corp.#	707,489
33,950	Sprout Social, Inc. - Class A#	696,994
123,844	Telaria, Inc.#	1,257,017
8,354	Varonis Systems, Inc.#	698,896
21,668	Viavi Solutions, Inc.#	305,519
20,168	WNS Holdings, Ltd.#	1,439,188
17,001	Workiva, Inc.#	773,376
		29,675,234

See accompanying Notes to Schedule of Investments

1

2/26/2020 5:07 PM

Calamos Timpani Small Cap Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Real Estate (1.7%)
58,895	Redfin Corp.#	$ 1,432,915
	TOTAL COMMON STOCKS
	(Cost $63,737,661)	84,777,654

SHORT TERM INVESTMENTS (1.8%)

766,650	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	767,034
766,292	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	766,292
TOTAL SHORT TERM
INVESTMENTS
(Cost $1,533,309)	1,533,326
VALUE
TOTAL INVESTMENTS (100.9%)
(Cost $65,270,970)	$86,310,980
LIABILITIES, LESS OTHER ASSETS (-0.9%)	(750,895)
NET ASSETS (100.0%)	$85,560,085

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

See accompanying Notes to Schedule of Investments

2

2/26/2020 5:07 PM

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (97.6%)

	Communication Services (2.0%)
891	Bandwidth, Inc. - Class A#	$63,225
911	Cardlytics, Inc.#	76,451
2,152	EverQuote, Inc. - Class A#	78,957
		218,633
	Consumer Discretionary (14.7%)
430	Asbury Automotive Group, Inc.#	41,473
3,607	Boot Barn Holdings, Inc.#	151,386
3,940	Chegg, Inc.#	162,446
827	Eldorado Resorts, Inc.#	49,438
450	LCI Industries	48,586
771	LGI Homes, Inc.#	61,480
1,311	Lithia Motors, Inc. - Class A	177,824
250	Marriott Vacations Worldwide
	Corp.	30,060
2,921	Planet Fitness, Inc. - Class A#	235,988
901	Roku, Inc.#	108,976
2,142	TopBuild Corp.#	245,280
3,804	Wendy's Company	82,433
5,675	YETI Holdings, Inc.#	206,343
		1,601,713
	Consumer Staples (0.4%)
1,254	Grocery Outlet Holding Corp.#	41,056
	Energy (1.9%)
1,312	Scorpio Tankers, Inc.	30,622
4,494	World Fuel Services Corp.	175,805
		206,427
	Financials (9.4%)
1,321	Assetmark Financial Holdings,
	Inc.#	38,745
2,452	eHealth, Inc.#	257,852
1,301	Kinsale Capital Group, Inc.	148,600
180	LendingTree, Inc.#	56,016
2,943	LPL Financial Holdings, Inc.	271,139
310	MarketAxess Holdings, Inc.	109,796
2,673	Palomar Holdings, Inc.#	142,872
		1,025,020
	Health Care (17.2%)
287	Addus HomeCare Corp.#	27,076
991	Alnylam Pharmaceuticals, Inc.#	113,757
1,301	Amedisys, Inc.#	229,614
1,171	AMN Healthcare Services, Inc.#	78,902
2,482	Axonics Modulation Technologies,
	Inc.#	72,053
1,011	Castle Biosciences, Inc.#	31,179
1,491	Cutera, Inc.#	42,016
931	DexCom, Inc.#	224,138
711	Ensign Group, Inc.	32,137
324	Global Blood Therapeutics, Inc.#	21,144
1,682	Inspire Medical Systems, Inc.#	125,814
510	Insulet Corp.#	98,961
1,111	LHC Group, Inc.#	161,928
611	MyoKardia, Inc.#	41,566
260	Novocure, Ltd.#	21,180
1,311	Omnicell, Inc.#	106,558
851	Pennant Group, Inc.#	22,466
460	Penumbra, Inc.#	80,712
NUMBER OF
SHARES		VALUE
2,923	Phreesia, Inc.#	$90,613
1,301	Tactile Systems Technology, Inc.#	73,103
1,251	Teladoc Health, Inc.#	127,239
3,393	Vericel Corp.#	55,645
		1,877,801
	Industrials (10.5%)
3,353	Advanced Drainage Systems, Inc.	139,384
698	Axon Enterprise, Inc.#	53,613
1,515	Casella Waste Systems, Inc. -
	Class A#	77,553
1,271	Copart, Inc.#	128,956
310	CoStar Group, Inc.#	202,427
2,232	Federal Signal Corp.	71,781
861	HEICO Corp.	105,412
981	Jacobs Engineering Group, Inc.	90,772
1,702	Knoll, Inc.	42,142
2,342	Mercury Systems, Inc.#	179,749
581	Trex Company, Inc.#	57,077
		1,148,866
	Information Technology (40.0%)
2,963	Advanced Energy Industries, Inc.#	207,232
370	Cabot Microelectronics Corp.	53,839
2,062	Diodes, Inc.#	106,482
4,399	Dynatrace, Inc.#	137,733
881	EPAM Systems, Inc.#	200,991
1,521	Euronet Worldwide, Inc.#	239,770
2,032	Everbridge, Inc.#	184,180
290	Fair Isaac Corp.#	116,690
2,633	Fastly, Inc. - Class A#	59,269
3,113	Five9, Inc.#	223,295
4,574	GDS Holdings, Ltd.#	236,522
5,666	Genpact, Ltd.	250,834
1,051	Globant, SA#	128,958
8,528	Lattice Semiconductor Corp.#	158,621
2,302	LivePerson, Inc.#	94,405
1,241	Monolithic Power Systems, Inc.	212,422
1,662	NICE-Systems, Ltd.#	286,363
2,773	Nova Measuring Instruments,
	Ltd.#	105,485
1,041	Okta, Inc.#	133,300
1,712	Pegasystems, Inc.	147,592
1,451	Rapid7, Inc.#	86,160
2,012	RingCentral, Inc. - Class A#	413,627
2,222	SailPoint Technologies Holding,
	Inc.#	55,750
2,202	Sapiens International Corp., NV	55,997
3,473	Sprout Social, Inc. - Class A#	71,301
1,268	Teradyne, Inc.	83,675
911	Varonis Systems, Inc.#	76,214
2,392	Viavi Solutions, Inc.#	33,727
1,772	WNS Holdings, Ltd.#	126,450
1,664	Workiva, Inc.#	75,695
		4,362,579
	Real Estate (1.5%)
6,476	Redfin Corp.#	157,561
	TOTAL COMMON STOCKS
	(Cost $9,650,564)	10,639,656

See accompanying Notes to Schedule of Investments

1

2/26/2020 1:58 PM

Calamos Timpani SMID Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (1.2%)

62,918	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	$62,950
62,853	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	62,853
TOTAL SHORT TERM
INVESTMENTS
(Cost $125,802)	125,803
VALUE
TOTAL INVESTMENTS (98.8%)
(Cost $9,776,366)	$10,765,459
OTHER ASSETS, LESS LIABILITIES (1.2%)	135,538
NET ASSETS (100.0%)	$10,900,997

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

See accompanying Notes to Schedule of Investments

2

2/26/2020 1:58 PM

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (92.0%)

	Communication Services (11.6%)
64,800	Alphabet, Inc. - Class A#~	$ 92,844,144
9,500	Bilibili, Inc.#	204,725
200	Cable One, Inc.	340,806
14,000	Discovery, Inc. - Class A#^	409,640
204,000	Facebook, Inc. - Class A#~	41,189,640
19,500	Netflix, Inc.#	6,729,255
8,400	CAD Quebecor Inc- Class B	208,445
2,300	Spotify Technology, SA#	324,990
176,500	Walt Disney Company~	24,411,715
		166,663,360
	Consumer Discretionary (14.6%)
16,000	Acushnet Holdings Corp.	495,520
45,200	Amazon.com, Inc.#~	90,794,144
9,000	CAD BRP, Inc.	459,453
7,300	Gentex Corp.	217,321
2,700	Helen of Troy, Ltd.#	510,435
62,500	Home Depot, Inc.	14,256,250
13,000	JD.com, Inc.#	489,970
3,500	Lennar Corp. - Class A	232,260
3,000	Lithia Motors, Inc. - Class A	406,920
125,500	Lowe's Companies, Inc.	14,588,120
78,000	Lululemon Athletica, Inc.#	18,672,420
89,500	McDonald's Corp.~	19,150,315
3,000	Meritage Homes Corp.#	212,880
434,500	MGM Resorts International~	13,495,570
5,000	New Oriental Education &
	Technology Group, Inc.#	607,750
115,500	Nike, Inc. - Class B~	11,122,650
116,000	Royal Caribbean Cruises, Ltd.	13,581,280
117,000	Starbucks Corp.	9,925,110
4,800	TopBuild Corp.#	549,648
30,000	Vipshop Holdings, Ltd.#	381,900
7,600	Wyndham Destinations, Inc.	368,828
		210,518,744
	Consumer Staples (3.2%)
188,500	Coca-Cola Company	11,008,400
72,000	Constellation Brands, Inc. - Class
	A	13,557,600
15,000	CAD Empire Company, Ltd.	347,967
81,000	Lamb Weston Holdings, Inc.~	7,396,110
114,500	Walmart, Inc.	13,109,105
		45,419,182
	Energy (0.8%)
172,000	ConocoPhillips	10,221,960
25,000	Cosan, Ltd. - Class A#	552,250
39,000	WPX Energy, Inc.#	466,050
		11,240,260
	Financials (4.2%)
20,700	Arch Capital Group, Ltd.#	914,112
36,000	Ares Capital Corp.^	677,520
256,500	Cboe Global Markets, Inc.~	31,605,930
5,000	Cincinnati Financial Corp.	524,750
2,200	Discover Financial Services	165,286
13,900	Essent Group, Ltd.	689,579
12,500	Hartford Financial Services
	Group, Inc.	741,000
NUMBER OF
SHARES		VALUE
144,000	Intercontinental Exchange, Inc.~	$ 14,362,560
8,090	LPL Financial Holdings, Inc.	745,332
18,000	Radian Group, Inc.	440,820
1,100	RenaissanceRe Holdings, Ltd.	208,384
187,500	US Bancorp	9,978,750
		61,054,023
	Health Care (11.8%)
4,000	Agilent Technologies, Inc.	330,240
93,000	CHF Alcon, Inc.#	5,494,235
243,500	Alexion Pharmaceuticals, Inc.#~	24,201,465
354,000	Baxter International, Inc.	31,583,880
11,500	Bruker Corp.	568,905
950	Chemed Corp.	443,688
5,800	DaVita, Inc.#	463,246
68,000	Humana, Inc.~	22,864,320
1,400	IDEXX Laboratories, Inc.#	379,414
4,700	Incyte Corp.#	343,429
24,000	Inovalon Holdings, Inc. Class A#	486,240
94,500	Johnson & Johnson~	14,068,215
139,000	Laboratory Corp. of America
	Holdings#~	24,380,600
128,500	Medtronic, PLC	14,834,040
174,000	Merck & Company, Inc.	14,866,560
1,400	ResMed, Inc.	222,558
20,000	Select Medical Holdings Corp.#	456,800
8,500	Syneos Health, Inc.#	521,560
1,100	Teleflex, Inc.	408,661
51,000	UnitedHealth Group, Inc.~	13,894,950
		170,813,006
	Industrials (15.9%)
6,600	AerCap Holdings, NV#	373,626
6,500	CAD Air Canada#	217,731
353,500	Air Lease Corp.	15,179,290
11,000	Arconic, Inc.	329,450
123,200	Boeing Company	39,210,864
8,300	Builders FirstSource, Inc.#	205,798
3,500	Carlisle Companies, Inc.	546,805
387,600	Delta Air Lines, Inc.~	21,604,824
4,000	Dover Corp.	455,400
8,000	Herman Miller, Inc.	309,200
83,500	Honeywell International, Inc.	14,463,870
3,200	Kansas City Southern	539,808
153,400	L3Harris Technologies, Inc.	33,952,022
302,500	Lyft, Inc. - Class A#^	14,362,700
6,500	MasTec, Inc.#	375,375
106,200	Raytheon Company~	23,463,828
139,000	EUR Schneider Electric, SE	13,861,980
7,000	SkyWest, Inc.	386,190
650	TransDigm Group, Inc.	418,132
172,000	TransUnion~	15,772,400
1,700	Unifirst Corp/MA	346,681
77,000	Union Pacific Corp.	13,815,340
161,000	Waste Management, Inc.	19,593,700
		229,785,014
	Information Technology (27.2%)
11,000	ACI Worldwide, Inc.#	378,950
8,030	Akamai Technologies, Inc.#	749,600
2,000	Ansys, Inc.#	548,660
11,180	Booz Allen Hamilton Holding
	Corp.	872,487
47,000	Broadcom, Inc.	14,342,520

See accompanying Notes to Schedule of Investments

1

2/26/2020 2:13 PM

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
2,600	CACI International, Inc. - Class A# $	695,344
12,500	Cadence Design Systems, Inc.#	901,375
6,300	CDW Corp.	821,835
5,500	Cirrus Logic, Inc.#	422,455
2,800	EPAM Systems, Inc.#	638,792
212,500	Fidelity National Information
	Services, Inc.	30,527,750
185,500	First Solar, Inc.#^	9,197,090
3,180	Fortinet, Inc.#	366,845
18,800	Genpact, Ltd.	832,276
95,700	Global Payments, Inc.	18,704,565
9,200	Keysight Technologies, Inc.#	855,508
2,500	KLA Corp.	414,350
5,000	Leidos Holdings, Inc.	502,350
6,500	ManTech International Corp. -
	Class A	521,820
507,500	Marvell Technology Group, Ltd.	12,200,300
690,500	Microsoft Corp.~	117,543,815
10,000	NCR Corp.#~	337,200
2,300	NICE-Systems, Ltd.#^	396,290
65,000	NVIDIA Corp.	15,367,950
3,600	Paylocity Holding Corp.#	510,804
111,000	PayPal Holdings, Inc.#	12,641,790
15,000	Perspecta, Inc.	421,050
2,800	RingCentral, Inc. - Class A#	575,624
152,000	Salesforce.com, Inc.#~	27,711,120
252,000	Slack Technologies, Inc. - Class
	A#^	5,223,960
4,800	SolarEdge Technologies, Inc.#	469,728
2,100	Synopsys, Inc.#	309,771
4,200	Take-Two Interactive Software,
	Inc.#	523,488
9,000	Teradyne, Inc.	593,910
227,000	Twilio, Inc. - Class A#^	28,225,180
273,000	Visa, Inc. - Class A~	54,318,810
6,300	WNS Holdings, Ltd.#	449,568
79,500	Workday, Inc. - Class A#~	14,678,085
1,940	Zebra Technologies Corp.- Class
	A#	463,699
201,500	Zendesk, Inc.#	17,409,600
		392,666,314
	Materials (2.7%)
43,000	Air Products & Chemicals, Inc.	10,264,530
135,500	Linde, PLC	27,524,115
3,000	Reliance Steel & Aluminum
	Company	344,400
		38,133,045
	Real Estate (0.0%)
15,000	Americold Realty Trust	517,050
	Utilities (0.0%)
25,000 CAD Northland Power, Inc.		562,755
	TOTAL COMMON STOCKS
	(Cost $941,985,187)	1,327,372,753

EXCHANGE-TRADED FUND (0.0%)

	Other (0.0%)
4,470	iShares U.S. Real Estate ETF^
	(Cost $398,690)	422,728
NUMBER OF
SHARES	VALUE

INVESTMENTS IN AFFILIATED FUND (0.4%)

	Other (0.4%)
555,115	Calamos Short-Term Bond Fund -
	Class I
	(Cost $5,540,119)	$5,639,970
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.6%) #
	Consumer Discretionary (0.1%)
75	Amazon.com, Inc.
15,065,400	Call, 02/21/20, Strike $1,900.00	924,563
580	Royal Caribbean Cruises, Ltd.
6,790,640	Put, 02/07/20, Strike $120.00	301,600
		1,226,163
	Health Care (0.2%)
680	Humana, Inc.
22,864,320	Put, 05/15/20, Strike $350.00	1,836,000
510	Unitedhealth Group, Inc.
13,894,950	Put, 03/20/20, Strike $290.00	1,136,025
		2,972,025
	Industrials (0.1%)
1,232	Boeing Company
39,210,864	Put, 02/21/20, Strike $320.00	1,278,200
	Information Technology (0.2%)
2,250	Apple, Inc.
69,639,750	Call, 02/21/20, Strike $320.00	1,051,875
3,120	First Solar, Inc.
15,468,960	Call, 02/21/20, Strike $60.00	43,680
1,300	PayPal Holdings, Inc.
14,805,700	Call, 03/20/20, Strike $105.00	1,378,000
		2,473,555
	Other (0.0%)
180	CBOE Volatility Index
339,120	Call, 02/19/20, Strike $13.00	95,400
	TOTAL PURCHASED OPTIONS
	(Cost $6,909,831)	8,045,343
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (5.2%)
37,601,415	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	37,620,215
37,556,831	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	37,556,831
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $75,176,458)	75,177,046

See accompanying Notes to Schedule of Investments

2

2/26/2020 2:13 PM

Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES/
PRINCIPAL
AMOUNT	VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)

13,249,366	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†	$ 13,249,366
	TOTAL INVESTMENT OF CASH
	COLLATERAL FOR
	SECURITIES LOANED
	(Cost $13,249,366)	13,249,366
TOTAL INVESTMENTS (99.1%)
(Cost $1,043,259,651)		1,429,907,206
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-0.9%)		(13,249,366)
OTHER ASSETS, LESS LIABILITIES (1.8%)		25,909,840
NET ASSETS (100.0%)		$ 1,442,567,680
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
WRITTEN OPTIONS (-0.4%) #
	Communication Services (0.0%)
325	Facebook, Inc.
6,562,075	Call, 02/21/20, Strike $222.50	(14,300)
800	Netflix, Inc.
27,607,200	Put, 06/19/20, Strike $250.00	(270,000)
		(284,300)
	Consumer Discretionary (-0.1%)
	Amazon.com, Inc.
75
15,065,400	Call, 06/19/20, Strike $2,200.00	(440,437)
75
15,065,400	Put, 06/19/20, Strike $1,600.00	(97,875)
200	Lululemon Athletica, Inc.
4,787,800	Call, 02/14/20, Strike $245.00	(58,400)
1,160	Royal Caribbean Cruises, Ltd.
13,581,280	Call, 02/21/20, Strike $130.00	(77,720)
		(674,432)
	Health Care (-0.1%)
	Humana, Inc.
850
28,580,400	Put, 08/21/20, Strike $300.00	(1,147,500)
680
22,864,320	Call, 05/15/20, Strike $400.00	(151,300)
	Unitedhealth Group, Inc.
610
16,619,450	Put, 06/19/20, Strike $250.00	(605,425)
510
13,894,950	Call, 06/19/20, Strike $330.00	(97,665)
		(2,001,890)
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
	Industrials (-0.1%)
	Boeing Company
1,848
58,816,296	Put, 05/15/20, Strike $270.00	$(905,520)
125
3,978,375	Put, 02/21/20, Strike $335.00	(257,188)
770	Union Pacific Corp.
13,815,340	Put, 02/21/20, Strike $185.00	(546,700)
		(1,709,408)
	Information Technology (-0.1%)
	Apple, Inc.
1,125
34,819,875	Call, 02/21/20, Strike $355.00	(33,188)
900
27,855,900	Put, 06/19/20, Strike $250.00	(348,750)
565
17,487,315	Call, 06/19/20, Strike $350.00	(403,975)
560
17,332,560	Call, 02/21/20, Strike $350.00	(24,080)
520	First Solar, Inc.
2,578,160	Put, 02/21/20, Strike $55.00	(305,500)
2,600	PayPal Holdings, Inc.
29,611,400	Call, 06/19/20, Strike $130.00	(582,400)
		(1,697,893)
	TOTAL WRITTEN OPTIONS
	(Premium $6,289,200)	(6,367,923)

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

~Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options.

The aggregate value of such securities is $71,728,594.

^Security, or portion of security, is on loan.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

CAD Canadian Dollar

CHF Swiss Franc

EUR European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

3

2/26/2020 2:13 PM

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (2.9%)

	Communication Services (0.5%)
9,865,000	Alphabet, Inc.
	3.375%, 02/25/24	$ 10,586,033
	Consumer Discretionary (1.2%)
5,153,000	Dana, Inc.
	5.500%, 12/15/24	5,311,532
9,900,000	Home Depot, Inc.^
	2.700%, 04/01/23	10,222,740
6,716,000	L Brands, Inc.
	5.625%, 02/15/22	7,093,808
2,429,000	Lowe's Companies, Inc.^
	3.875%, 09/15/23	2,598,180
		25,226,260
	Consumer Staples (0.5%)
9,865,000	Walmart, Inc.
	3.300%, 04/22/24	10,502,180
	Financials (0.3%)
4,950,000	Berkshire Hathaway, Inc.
	2.750%, 03/15/23	5,121,369
	Health Care (0.1%)
3,000,000	Universal Health Services, Inc.^*
	4.750%, 08/01/22	3,033,525
	Information Technology (0.3%)
4,935,000	Apple, Inc.
	3.450%, 05/06/24	5,301,671
	TOTAL CORPORATE BONDS
	(Cost $57,843,103)	59,771,038

CONVERTIBLE BONDS (12.5%)

	Communication Services (3.6%)
6,600,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	9,550,728
3,000,000	IAC FinanceCo 2, Inc.^*
	0.875%, 06/15/26	3,316,125
2,500,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	2,894,475
	Liberty Media Corp.
9,685,000	2.250%, 09/30/46	5,608,003
6,963,000	1.375%, 10/15/23	9,396,186
4,530,000	2.750%, 12/01/49*	4,730,090
5,125,000	Liberty Media Corp. (Sirius XM
	Holdings, Inc.)*§
	2.125%, 03/31/48	5,394,498
8,050,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	10,815,336
	Live Nation Entertainment, Inc.
2,090,000	2.500%, 03/15/23	2,488,981
929,000	2.000%, 02/15/25*	930,486
4,060,000	Sea, Ltd.*
	1.000%, 12/01/24	4,717,882
3,937,000	Snap, Inc.*
	0.750%, 08/01/26	4,400,168
5,150,000	Twitter, Inc.
	0.250%, 06/15/24	5,060,957
PRINCIPAL
AMOUNT		VALUE
5,000,000	Zynga, Inc.*
	0.250%, 06/01/24	$ 5,137,900
74,441,815
	Consumer Discretionary (1.4%)
8,965,000	Booking Holdings, Inc.^
	0.900%, 09/15/21	9,855,493
1,856,000	Chegg, Inc.*
	0.125%, 03/15/25	1,993,140
2,150,000	DISH Network Corp.
	3.375%, 08/15/26	2,094,981
4,025,000	Etsy, Inc.^*
	0.125%, 10/01/26	3,762,751
3,025,000	Guess, Inc.*
	2.000%, 04/15/24	3,284,031
1,760,000	Tesla, Inc.
	2.000%, 05/15/24	3,875,089
4,010,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	4,434,579
		29,300,064
	Financials (1.5%)
3,950,000	Ares Capital Corp.
	4.625%, 03/01/24	4,240,839
	JPMorgan Chase Bank, N.A.
10,300,000	0.000%, 12/30/20	11,667,376
5,230,000	0.125%, 01/01/23*	5,552,796
7,850,000	JPMorgan Chase Financial
	Company, LLC (Voya Financial,
	Inc.)*§
	0.250%, 05/01/23	8,472,544
		29,933,555
	Health Care (1.0%)
1,750,000	BioMarin Pharmaceutical, Inc.^
	1.500%, 10/15/20	1,870,050
2,325,000	CONMED Corp.*
	2.625%, 02/01/24	2,990,287
4,750,000	Exact Sciences Corp.^
	0.375%, 03/15/27	5,365,838
4,920,000	Insulet Corp.*
	0.375%, 09/01/26	5,528,235
1,600,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	2,320,176
2,699,000	Repligen Corp.
	0.375%, 07/15/24	3,025,984
		21,100,570
	Industrials (0.3%)
3,950,000	Air Transport Services Group, Inc.
	1.125%, 10/15/24	3,760,459
2,600,000	Chart Industries, Inc.*
	1.000%, 11/15/24	3,305,575
		7,066,034
	Information Technology (3.7%)
4,605,000	Akamai Technologies, Inc.*
	0.375%, 09/01/27	4,729,634
3,120,000	Alteryx, Inc.*
	1.000%, 08/01/26	3,365,653
3,700,000	Coupa Software, Inc.*
	0.125%, 06/15/25	4,652,843
1,476,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	1,650,065

See accompanying Notes to Schedule of Investments

1

2/26/2020 12:09 PM

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,625,000	DocuSign, Inc.^
	0.500%, 09/15/23	$3,378,677
2,316,000	Euronet Worldwide, Inc.^*
	0.750%, 03/15/49	2,774,985
1,760,000	II-VI, Inc.
	0.250%, 09/01/22	1,801,061
4,085,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	4,316,905
6,200,000	Microchip Technology, Inc.
	1.625%, 02/15/27	8,269,064
4,920,000	Okta, Inc.*
	0.125%, 09/01/25	4,991,758
4,285,000	ON Semiconductor Corp.
	1.000%, 12/01/20	5,621,684
2,780,000	Palo Alto Networks, Inc.
	0.750%, 07/01/23	3,090,762
4,960,000	Proofpoint, Inc.*
	0.250%, 08/15/24	5,276,374
1,935,000	Q2 Holdings, Inc.*
	0.750%, 06/01/26	2,333,697
4,375,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	5,265,334
2,655,000	Splunk, Inc.
	0.500%, 09/15/23	3,250,238
3,430,000	Wix.com, Ltd.^
	0.000%, 07/01/23	4,257,556
3,470,000	Workday, Inc.
	0.250%, 10/01/22	4,752,981
2,335,000	Zendesk, Inc.
	0.250%, 03/15/23	3,481,730
		77,261,001
	Real Estate (0.5%)
1,750,000	Extra Space Storage, LP*
	3.125%, 10/01/35	2,134,851
5,340,000	IH Merger Sub, LLC
	3.500%, 01/15/22	7,477,709
		9,612,560
	Utilities (0.5%)
9,205,000	NRG Energy, Inc.
	2.750%, 06/01/48	10,135,487
	TOTAL CONVERTIBLE BONDS
	(Cost $228,528,665)	258,851,086

U.S. GOVERNMENT AND AGENCY SECURITIES (1.1%)

	United States Treasury Note
11,600,000	1.125%, 06/30/21	11,554,914
5,800,000	1.625%, 05/15/26^	5,879,976
5,500,000	2.000%, 11/15/26	5,706,680
	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $22,687,177)	23,141,570
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (7.5%)
	Consumer Staples (0.2%)
31,130	Energizer Holdings, Inc.
	7.500%, 01/15/22	3,095,567
NUMBER OF
SHARES		VALUE
Financials (0.5%)
80,250	AMG Capital Trust II^
	5.150%, 10/15/37	$ 3,822,067
46,665	Assurant, Inc.
	6.500%, 03/15/21	5,996,453
9,818,520
	Health Care (0.9%)
104,250	Becton Dickinson and Company
	6.125%, 05/01/20	6,833,587
9,890	Danaher Corp.^
	4.750%, 04/15/22	12,077,075
		18,910,662
	Industrials (1.5%)
12,770	Fortive Corp.
	5.000%, 07/01/21	12,305,172
	Stanley Black & Decker, Inc.
96,816	5.250%, 11/15/22	10,164,712
85,560	5.375%, 05/15/20^	8,945,298
		31,415,182
	Information Technology (0.3%)
6,000	Broadcom, Inc.^
	8.000%, 09/30/22	6,891,600
	Real Estate (0.9%)
14,350	Crown Castle International Corp.
	6.875%, 08/01/20	19,097,554
	Utilities (3.2%)
197,565	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	11,458,770
33,665	Aqua America, Inc.
	6.000%, 04/30/22	2,283,497
80,675	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§**
	4.516%, 09/15/29	4,891,608
117,750	Dominion Energy, Inc.
	7.250%, 06/01/22	12,920,707
157,250	DTE Energy Company
	6.250%, 11/01/22	8,062,207
326,000	NextEra Energy, Inc.
	4.872%, 09/01/22	17,809,380
	Sempra Energy
41,640	6.750%, 07/15/21	5,206,666
30,200	6.000%, 01/15/21	3,823,622
		66,456,457
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $138,023,895)	155,685,542

COMMON STOCKS (73.2%)

	Communication Services (8.0%)
40,455	Alphabet, Inc. - Class A#~	57,963,115
271,175	AT&T, Inc.	10,201,603
321,635	Comcast Corp. - Class A	13,891,416
170,250	Facebook, Inc. - Class A#	34,375,177
27,710	Netflix, Inc.#	9,562,444
269,540	Verizon Communications, Inc.	16,021,458

See accompanying Notes to Schedule of Investments

2

2/26/2020 12:09 PM

Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
173,000	Walt Disney Company	$23,927,630
		165,942,843
	Consumer Discretionary (7.7%)
19,120	Alibaba Group Holding, Ltd.#	3,950,001
32,625	Amazon.com, Inc.#	65,534,490
54,435	Aptiv, PLC	4,615,544
47,325	Dollar Tree, Inc.#	4,120,588
110,420	General Motors Company	3,686,924
85,225	Home Depot, Inc.	19,439,822
91,730	Lowe's Companies, Inc.	10,662,695
47,685	McDonald's Corp.	10,203,159
100,640	Nike, Inc. - Class B	9,691,632
38,060	Royal Caribbean Cruises, Ltd.	4,456,065
66,830	Starbucks Corp.	5,669,189
105,330	Target Corp.	11,664,244
100,120	TJX Companies, Inc.	5,911,085
		159,605,438
	Consumer Staples (5.5%)
347,765	Coca-Cola Company	20,309,476
35,575	Costco Wholesale Corp.	10,868,874
215,050	Mondelez International, Inc. -
	Class A	12,339,569
125,755	PepsiCo, Inc.	17,859,725
159,000	Philip Morris International, Inc.	13,149,300
208,455	Procter & Gamble Company	25,977,662
131,200	Walmart, Inc.	15,021,088
		115,525,694
	Energy (3.0%)
216,685	Chevron Corp.	23,215,631
114,035	ConocoPhillips	6,777,100
51,810	EOG Resources, Inc.	3,777,467
144,810	Exxon Mobil Corp.	8,995,597
91,810	Hess Corp.	5,193,692
111,565	Marathon Petroleum Corp.	6,080,293
61,540	Pioneer Natural Resources
	Company	8,307,900
		62,347,680
	Financials (9.7%)
299,650	American International Group, Inc.	15,060,409
727,315	Bank of America Corp.~	23,877,751
81,815	Bank of New York Mellon Corp.	3,663,676
44,530	Berkshire Hathaway, Inc. - Class
	B#	9,993,868
101,675	Capital One Financial Corp.	10,147,165
42,480	Cboe Global Markets, Inc.	5,234,386
66,725	Charles Schwab Corp.	3,039,324
39,835	Chubb, Ltd.	6,054,522
214,655	Citigroup, Inc.	15,972,478
44,000	Discover Financial Services	3,305,720
43,170	Goldman Sachs Group, Inc.	10,263,667
111,325	Intercontinental Exchange, Inc.	11,103,555
232,540	JPMorgan Chase & Company~	30,778,994
299,725	KeyCorp	5,607,855
122,180	Marsh & McLennan Companies,
	Inc.	13,667,055
157,145	Morgan Stanley	8,212,398
37,360	Northern Trust Corp.	3,654,182
183,130	Starwood Property Trust, Inc.^	4,699,116
217,565	US Bancorp	11,578,809
119,275	Zions Bancorporation, N.A.^	5,425,820
		201,340,750
NUMBER OF
SHARES		VALUE
	Health Care (10.0%)
26,795	Abbott Laboratories	$2,334,916
119,860	Agilent Technologies, Inc.	9,895,642
46,735	Alexion Pharmaceuticals, Inc.#	4,644,992
38,070	Amgen, Inc.	8,225,023
15,820	Anthem, Inc.	4,196,730
181,725	Baxter International, Inc.	16,213,504
128,820	Bristol-Myers Squibb Company	8,109,219
24,100	Edwards Lifesciences Corp.#	5,298,626
56,825	Gilead Sciences, Inc.	3,591,340
26,750	Humana, Inc.	8,994,420
10,955	Intuitive Surgical, Inc.#	6,132,390
129,370	Johnson & Johnson~	19,259,312
61,020	Laboratory Corp. of America
	Holdings#	10,702,908
156,780	Medtronic, PLC	18,098,683
222,685	Merck & Company, Inc.	19,026,206
366,640	Pfizer, Inc.	13,653,674
17,665	Stryker Corp.	3,722,016
7,500	Teleflex, Inc.	2,786,325
36,935	Thermo Fisher Scientific, Inc.	11,567,673
111,850	UnitedHealth Group, Inc.	30,473,532
		206,927,131
	Industrials (8.1%)
61,740	Boeing Company	19,649,990
226,665	CSX Corp.	17,303,606
247,545	Delta Air Lines, Inc.	13,798,158
128,475	Emerson Electric Company	9,202,664
472,245	General Electric Company	5,879,450
120,840	Honeywell International, Inc.	20,931,905
29,545	Lockheed Martin Corp.	12,648,805
413,660	Masco Corp.	19,657,123
50,445	Northrop Grumman Corp.	18,895,184
406,766	Rexnord Corp.	13,280,910
92,435	Union Pacific Corp.	16,584,688
		167,832,483
	Information Technology (19.1%)
67,175	Accenture, PLC - Class A	13,784,982
26,280	Adobe, Inc.#	9,227,959
295,345	Apple, Inc.~	91,412,231
35,450	Broadcom, Inc.	10,817,922
317,795	Cisco Systems, Inc.	14,609,036
100,905	Fidelity National Information
	Services, Inc.	14,496,012
37,285	Global Payments, Inc.	7,287,353
143,100	Intel Corp.	9,148,383
47,891	Lam Research Corp.	14,281,575
100,500	Marvell Technology Group, Ltd.	2,416,020
77,215	MasterCard, Inc. - Class A	24,395,307
87,190	Micron Technology, Inc.#	4,628,917
604,320	Microsoft Corp.~	102,873,394
45,985	NVIDIA Corp.	10,872,234
113,400	Oracle Corp.	5,947,830
57,205	QUALCOMM, Inc.	4,880,159
60,370	Salesforce.com, Inc.#	11,006,055
37,550	Skyworks Solutions, Inc.	4,248,782
73,010	Taiwan Semiconductor
	Manufacturing Company, Ltd.	3,938,159
179,460	Visa, Inc. - Class A	35,707,156
		395,979,466
Materials (0.9%)
67,185	Corteva, Inc.#	1,942,990

See accompanying Notes to Schedule of Investments

3

2/26/2020 12:09 PM

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
67,185	DuPont de Nemours, Inc.	$ 3,438,528
62,880	Linde, PLC	12,772,815
		18,154,333
	Real Estate (1.0%)
69,530	American Tower Corp.	16,112,882
49,000	Welltower, Inc.	4,160,590
		20,273,472
	Utilities (0.2%)
90,710	Exelon Corp.	4,316,889
	TOTAL COMMON STOCKS
	(Cost $934,273,337)	1,518,246,179

EXCHANGE-TRADED FUND (0.8%)

	Other (0.8%)
226,190	iShares MSCI EAFE ETF	15,263,301
	TOTAL EXCHANGE-TRADED
	FUNDS
	(Cost $15,441,964)	15,263,301
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.3%) #
	Consumer Staples (0.0%)
455	Tyson Foods, Inc.
3,759,665	Call, 04/17/20, Strike $95.00	34,125
	Health Care (0.0%)
1,010	Health Care Select Sector SPDR
10,013,140	Call, 03/20/20, Strike $104.33	45,450
	Other (0.3%)
5,400	Energy Select Sector SPDR Fund
28,857,600	Call, 03/20/20, Strike $62.21	10,800
2,565	Industrial Select Sector SPDR
20,804,715	Call, 03/20/20, Strike $85.00	141,075
48,510	iShares MSCI EAFE ETF
327,345,480	Call, 03/20/20, Strike $71.00	1,164,240
	iShares MSCI Emerging Markets
20,830
87,715,130	Call, 03/20/20, Strike $45.73	302,035
1,170
4,926,870	Call, 05/15/20, Strike $46.00	49,725

515iShares Nasdaq Biotechnology

109,901,000 ETF

	Call, 03/20/20, Strike $124.00	25,750
	iShares Russell 2000 ETF
6,600
105,949,800	Call, 02/21/20, Strike $172.00	49,500
1,500
24,079,500	Call, 04/17/20, Strike $172.00	120,000
320	Parker-hannifin Corp.
6,262,080	Call, 05/15/20, Strike $220.00	84,800
	S&P 500 Index
580
187,080,160	Put, 02/28/20, Strike $3,180.00	2,459,200
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
125
40,319,000	Put, 05/29/20, Strike $3,310.00	$1,825,000
		6,232,125
	TOTAL PURCHASED OPTIONS
	(Cost $10,786,478)	6,311,700
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (1.2%)
12,473,396	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	12,479,632
12,471,083	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	12,471,083
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $24,950,445)	24,950,715
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.0%)

29,276,885	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***†				29,276,885
12,498,298	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†				12,498,298
	TOTAL INVESTMENT OF CASH
	COLLATERAL FOR
	SECURITIES LOANED
	(Cost $41,775,183)				41,775,183
TOTAL INVESTMENTS (101.5%)
(Cost $1,474,310,247)				2,103,996,314
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-2.0%)				(41,775,183)
OTHER ASSETS, LESS LIABILITIES (0.5%)					11,698,956
NET ASSETS (100.0%)				$ 2,073,920,087
FORWARD FOREIGN CURRENCY CONTRACTS
	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Bank of New Hong Kong
York	Dollar	04/23/20	12,084,000	$ 1,554,239	$(405)
Bank of New European
York	Monetary Unit	04/23/20	272,000	303,122	754
Bank of New European
York	Monetary Unit	04/23/20	237,000	264,118	(390)
State Street	New
Bank and	Taiwanese
Trust	Dollar	04/23/20	7,477,000	248,218	881
					$840

See accompanying Notes to Schedule of Investments

4

2/26/2020 12:09 PM

Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

	SHORT	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
State Street
Bank and	European
Trust	Monetary Unit	04/23/20	1,203,000	$ 1,340,647	$7,999
State Street	New
Bank and	Taiwanese
Trust	Dollar	04/23/20	125,001,000	4,149,718	64,248
State Street
Bank and	Hong Kong
Trust	Dollar	04/23/20	71,439,000	9,188,453	(1,935)
					$70,312

NOTES TO SCHEDULE OF INVESTMENTS

^Security, or portion of security, is on loan.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

#Non-income producing security.

**Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2020.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.

The aggregate value of such securities is $2,734,009.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

5

2/26/2020 12:09 PM

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (97.6%)

	Communication Services (11.2%)
420	Alphabet, Inc. - Class C#	$602,377
5,711	AT&T, Inc.	214,848
132	Charter Communications, Inc. -
	Class A#	68,305
4,350	Comcast Corp. - Class A	187,876
315	Electronic Arts, Inc.#	33,995
1,830	Facebook, Inc. - Class A#	369,495
295	Netflix, Inc.#	101,802
2,585	Verizon Communications, Inc.	153,652
1,895	Walt Disney Company	262,097
		1,994,447
	Consumer Discretionary (10.2%)
335	Amazon.com, Inc.#	672,921
575	Aptiv, PLC	48,754
30	Booking Holdings, Inc.#	54,917
590	Dollar Tree, Inc.#	51,371
1,385	General Motors Company	46,245
820	Home Depot, Inc.	187,042
1,080	Lowe's Companies, Inc.	125,539
550	McDonald's Corp.	117,683
1,530	Nike, Inc. - Class B	147,339
650	Royal Caribbean Cruises, Ltd.	76,102
850	Starbucks Corp.	72,106
1,190	Target Corp.	131,781
1,540	TJX Companies, Inc.	90,922
		1,822,722
	Consumer Staples (6.6%)
3,005	Coca-Cola Company	175,492
305	Costco Wholesale Corp.	93,184
1,855	Mondelez International, Inc. -
	Class A	106,440
1,255	PepsiCo, Inc.	178,235
1,400	Philip Morris International, Inc.	115,780
2,420	Procter & Gamble Company	301,580
1,786	Walmart, Inc.	204,479
		1,175,190
	Energy (3.9%)
2,065	Chevron Corp.	221,244
1,845	ConocoPhillips	109,648
225	EOG Resources, Inc.	16,405
1,810	Exxon Mobil Corp.	112,437
500	Hess Corp.	28,285
1,345	Marathon Petroleum Corp.	73,303
440	Phillips 66	40,203
460	Pioneer Natural Resources
	Company	62,100
885	Schlumberger, Ltd.	29,656
		693,281
	Financials (12.9%)
359	American Express Company	46,623
2,905	American International Group, Inc.	146,005
7,885	Bank of America Corp.	258,865
905	Bank of New York Mellon Corp.	40,526
1,145	Berkshire Hathaway, Inc. - Class
	B#	256,972
935	Capital One Financial Corp.	93,313
NUMBER OF
SHARES		VALUE
780	Cboe Global Markets, Inc.	$96,112
575	Charles Schwab Corp.	26,191
340	Chubb, Ltd.	51,677
2,180	Citigroup, Inc.	162,214
550	Discover Financial Services	41,321
475	Goldman Sachs Group, Inc.	112,931
970	Intercontinental Exchange, Inc.	96,748
2,420	JPMorgan Chase & Company	320,311
3,740	KeyCorp	69,975
1,045	Marsh & McLennan Companies,
	Inc.	116,894
2,265	Morgan Stanley	118,369
475	Northern Trust Corp.	46,460
2,350	US Bancorp	125,067
1,630	Zions Bancorporation, N.A.	74,149
		2,300,723
	Health Care (12.5%)
1,028	Abbott Laboratories	89,580
1,080	Agilent Technologies, Inc.	89,165
255	Alexion Pharmaceuticals, Inc.#	25,344
405	Amgen, Inc.	87,500
170	Anthem, Inc.	45,098
1,413	Baxter International, Inc.	126,068
1,410	Bristol-Myers Squibb Company	88,760
365	Danaher Corp.	58,718
305	Edwards Lifesciences Corp.#	67,057
700	Gilead Sciences, Inc.	44,240
198	Humana, Inc.	66,576
120	Illumina, Inc.#	34,808
125	Intuitive Surgical, Inc.#	69,973
1,430	Johnson & Johnson	212,884
590	Laboratory Corp. of America
	Holdings#	103,486
1,710	Medtronic, PLC	197,402
2,470	Merck & Company, Inc.	211,037
3,885	Pfizer, Inc.	144,677
265	Stryker Corp.	55,836
95	Teleflex, Inc.	35,293
345	Thermo Fisher Scientific, Inc.	108,051
1,010	UnitedHealth Group, Inc.	275,174
		2,236,727
	Industrials (9.3%)
585	Boeing Company	186,188
2,045	CSX Corp.	156,115
2,575	Delta Air Lines, Inc.	143,530
1,370	Emerson Electric Company	98,133
1,435	Fortive Corp.	107,525
3,710	General Electric Company	46,190
1,150	Honeywell International, Inc.	199,203
415	Lockheed Martin Corp.	177,670
3,720	Masco Corp.	176,774
320	Northrop Grumman Corp.	119,862
650	Stanley Black & Decker, Inc.	103,565
800	Union Pacific Corp.	143,536
		1,658,291
	Information Technology (24.8%)
690	Accenture, PLC - Class A	141,595
385	Adobe, Inc.#	135,189
3,095	Apple, Inc.	957,933
850	Applied Materials, Inc.	49,292
445	Broadcom, Inc.	135,796

See accompanying Notes to Schedule of Investments

1

2/26/2020 1:33 PM

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
3,065	Cisco Systems, Inc.	$140,898
975	Fidelity National Information
	Services, Inc.	140,068
540	Global Payments, Inc.	105,543
2,328	Intel Corp.	148,829
350	International Business Machines
	Corp.	50,305
335	Intuit, Inc.	93,927
330	Lam Research Corp.	98,409
1,040	Marvell Technology Group, Ltd.	25,002
685	MasterCard, Inc. - Class A	216,419
635	Microchip Technology, Inc.^	61,900
745	Micron Technology, Inc.#	39,552
5,620	Microsoft Corp.	956,693
540	NVIDIA Corp.	127,672
1,340	Oracle Corp.	70,283
555	QUALCOMM, Inc.	47,347
1,020	Salesforce.com, Inc.#	185,956
330	Skyworks Solutions, Inc.	37,340
620	Texas Instruments, Inc.	74,803
1,940	Visa, Inc. - Class A	386,002
		4,426,753
	Materials (1.6%)
750	Corteva, Inc.#	21,690
750	DuPont de Nemours, Inc.	38,385
635	Linde, PLC	128,988
490	LyondellBasell Industries, NV -
	Class A	38,151
85	Sherwin-Williams Company	47,344
		274,558
	Real Estate (1.8%)
555	American Tower Corp.	128,615
795	Crown Castle International Corp.	119,123
835	Welltower, Inc.	70,900
		318,638
	Utilities (2.8%)
675	Dominion Energy, Inc.	57,881
1,380	Duke Energy Corp.	134,730
1,409	Exelon Corp.	67,054
780	NextEra Energy, Inc.	209,196
225	Sempra Energy	36,144
		505,005
	TOTAL COMMON STOCKS
	(Cost $11,507,288)	17,406,335
EXCHANGE-TRADED FUNDS (1.7%)
	Other (1.7%)
415	iShares MSCI Emerging Markets
	ETF	17,476
NUMBER OF
SHARES			VALUE
1,120	iShares NASDAQ Biotechnology
	ETF^		$127,467
162	iShares Russell 2000	ETF^	26,006
1,170	iShares Russell 2000	Value ETF^	142,553
			313,502
	TOTAL EXCHANGE-TRADED
	FUNDS
	(Cost $315,480)	313,502
SHORT TERM INVESTMENTS (0.6%)
50,320	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	50,345
50,333	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	50,333
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $100,674)	100,678
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.6%)

102,306	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $102,306)	102,306
TOTAL INVESTMENTS (100.5%)
(Cost $12,025,748)		17,922,821
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-0.6%)		(102,306)
OTHER ASSETS, LESS LIABILITIES (0.1%)		20,851
NET ASSETS (100.0%)		$17,841,366

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

^Security, or portion of security, is on loan.

***The rate disclosed is the 7 day net yield as of January 31,

2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

See accompanying Notes to Schedule of Investments

2

2/26/2020 1:33 PM

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (99.1%)

	Communication Services (9.2%)
1,093	Alphabet, Inc. - Class A#	$ 1,566,029
15,562	AT&T, Inc.	585,442
320	Charter Communications, Inc. -
	Class A#	165,587
6,156	Facebook, Inc. - Class A#	1,242,958
5,329	Walt Disney Company	737,054
		4,297,070
	Consumer Discretionary (11.1%)
715	Amazon.com, Inc.#	1,436,235
2,050	Lowe's Companies, Inc.	238,292
2,836	Lululemon Athletica, Inc.#	678,910
3,906	McDonald's Corp.	835,767
6,834	Nike, Inc. - Class B	658,114
4,100	PulteGroup, Inc.	183,065
5,280	Royal Caribbean Cruises, Ltd.	618,182
3,740	Target Corp.	414,168
3,100	Toll Brothers, Inc.	137,516
		5,200,249
	Consumer Staples (5.8%)
23,208	Coca-Cola Company	1,355,347
2,291	Constellation Brands, Inc. - Class
	A	431,395
635	Estee Lauder Companies, Inc. -
	Class A	123,927
7,054	Walmart, Inc.	807,613
		2,718,282
	Energy (4.3%)
6,434	Chevron Corp.	689,339
7,700	Kinder Morgan, Inc.	160,699
9,769	Marathon Petroleum Corp.	532,410
3,585	Pioneer Natural Resources
	Company	483,975
3,500	World Fuel Services Corp.	136,920
		2,003,343
	Financials (13.3%)
13,677	American International Group, Inc.	687,406
25,938	Bank of America Corp.	851,545
5,459	Capital One Financial Corp.	544,808
7,684	Cboe Global Markets, Inc.	946,822
2,358	Goldman Sachs Group, Inc.	560,615
8,195	JPMorgan Chase & Company	1,084,690
580	Moody's Corp.	148,938
3,880	Morgan Stanley	202,769
22,743	Starwood Property Trust, Inc.	583,585
4,200	Synchrony Financial	136,122
11,350	Zions Bancorporation, N.A.	516,312
		6,263,612
	Health Care (12.8%)
1,770	Agilent Technologies, Inc.	146,131
1,275	Alexion Pharmaceuticals, Inc.#	126,722
10,186	Baxter International, Inc.	908,795
3,890	Bristol-Myers Squibb Company	244,876
1,813	Edwards Lifesciences Corp.#	398,606
1,125	Hill-Rom Holdings, Inc.	119,801
3,175	Hologic, Inc.#	169,926
NUMBER OF
SHARES		VALUE
1,540	Humana, Inc.	$517,810
4,491	Laboratory Corp. of America
	Holdings#	787,721
3,779	Medtronic, PLC	436,248
4,573	Merck & Company, Inc.	390,717
12,772	Pfizer, Inc.	475,629
760	Stryker Corp.	160,132
3,495	UnitedHealth Group, Inc.	952,213
1,300	Zoetis, Inc.	174,473
		6,009,800
	Industrials (11.1%)
5,825	Arconic, Inc.	174,459
1,392	Boeing Company	443,032
6,796	CSX Corp.	518,806
7,681	Delta Air Lines, Inc.	428,139
2,490	Fortune Brands Home & Security,
	Inc.	171,088
2,355	Honeywell International, Inc.	407,933
565	Lockheed Martin Corp.	241,888
9,169	Lyft, Inc. - Class A#	435,344
12,559	Masco Corp.	596,804
1,779	Northrop Grumman Corp.	666,360
2,419	Union Pacific Corp.	434,017
5,839	Waste Management, Inc.	710,606
		5,228,476
	Information Technology (24.7%)
6,557	Apple, Inc.	2,029,457
4,865	Applied Materials, Inc.	282,121
600	CACI International, Inc. - Class A#	160,464
1,900	Cadence Design Systems, Inc.#	137,009
10,329	Cisco Systems, Inc.	474,824
5,149	Fidelity National Information
	Services, Inc.	739,705
485	FleetCor Technologies, Inc.#	152,887
1,300	KLA Corp.	215,462
990	Lam Research Corp.	295,228
1,710	Leidos Holdings, Inc.	171,804
16,100	Marvell Technology Group, Ltd.	387,044
1,705	MasterCard, Inc. - Class A	538,678
12,669	Microsoft Corp.	2,156,644
4,384	NVIDIA Corp.	1,036,509
4,080	Perficient, Inc.#^	202,776
2,883	Salesforce.com, Inc.#	525,600
2,885	Teradyne, Inc.	190,381
1,350	Texas Instruments, Inc.	162,877
4,616	Twilio, Inc. - Class A#	573,953
4,011	Visa, Inc. - Class A	798,069
4,322	Zendesk, Inc.#	373,421
		11,604,913
	Materials (3.0%)
1,718	Air Products & Chemicals, Inc.	410,103
3,699	Linde, PLC	751,378
4,900	Silgan Holdings, Inc.	151,214
830	Vulcan Materials Company	117,553
		1,430,248
	Real Estate (1.4%)
690	AvalonBay Communities, Inc.	149,516
869	Equinix, Inc.	512,475
		661,991

See accompanying Notes to Schedule of Investments

1

2/26/2020 2:19 PM

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
	Utilities (2.4%)
4,164	Duke Energy Corp.	$406,531
2,627	NextEra Energy, Inc.	704,562
		1,111,093
	TOTAL COMMON STOCKS
	(Cost $43,343,188)	46,529,077
SHORT TERM INVESTMENTS (1.2%)
264,747	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	264,879
264,739	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	264,739
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $529,597)	529,618
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES

LOANED (1.4%)

665,411	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $665,411)	665,411
TOTAL INVESTMENTS (101.7%)
(Cost $44,538,196)		47,724,106
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-1.4%)		(665,411)
LIABILITIES, LESS OTHER ASSETS (-0.2%)		(116,412)
NET ASSETS (100.0%)		$46,942,283

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

^Security, or portion of security, is on loan.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

See accompanying Notes to Schedule of Investments

2

2/26/2020 2:19 PM

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (98.5%)

	Communication Services (5.4%)
42,500	Sea, Ltd.#	$ 1,922,700
193,700	HKD Tencent Holdings, Ltd.	9,237,586
		11,160,286
	Consumer Discretionary (17.2%)
39,062	Alibaba Group Holding, Ltd.#~	8,069,818
44,800	Aptiv, PLC	3,798,592
59,200	GBP Burberry Group, PLC	1,517,912
9,600	Ferrari, NV^	1,620,672
18,340	Lululemon Athletica, Inc.#~	4,390,412
6,900	EUR LVMH Moet Hennessy Louis
	Vuitton, SE	3,004,758
129,400	BRL Magazine Luiza, SA	1,686,013
3,200	MercadoLibre, Inc.#	2,121,600
19,960	New Oriental Education &
	Technology Group, Inc.#~	2,426,138
12,200	JPY Oriental Land Company, Ltd.^	1,588,867
34,600	EUR Puma, SE	2,770,518
25,600	Sony Corp.^	1,796,608
181,000	GBP Trainline, PLC#*	1,126,171
		35,918,079
	Consumer Staples (6.3%)
45,000	EUR Danone, SA	3,601,099
50,000 SEK Essity, AB - Class B		1,587,296
19,700	EUR Kerry Group, PLC - Class A	2,511,777
37,800	Nestlé, SA~	4,167,828
21,000	JPY Shiseido Company, Ltd.	1,351,993
		13,219,993
	Energy (2.7%)
55,000	BP, PLC~	1,987,150
56,000 EUR Neste Oyj		2,229,799
74,000	INR Reliance Industries, Ltd.	1,457,902
		5,674,851
	Financials (10.3%)
7,600	AON, PLC	1,673,900
711,000	IDR Bank Central Asia, Tbk PT	1,680,107
10,750	EUR Deutsche B÷erse, AG	1,744,977
291,600	INR HDFC Bank, Ltd.	4,986,517
45,800 HKD Hong Kong Exchanges &
	Clearing, Ltd.	1,504,870
263,000	INR ICICI Bank, Ltd.	1,938,439
133,600	Itau Unibanco Holding, SA~	1,016,696
1,800,000	GBP Lloyds Banking Group, PLC	1,343,761
30,000	GBP London Stock Exchange Group,
	PLC	3,100,224
227,500	HKD Ping An Insurance Group
	Company of China, Ltd. - Class H	2,572,536
		21,562,027
	Health Care (14.3%)
68,900	Alcon, Inc.#^	4,060,966
6,400	CHF Alcon, Inc.#	378,098
58,000	GBP AstraZeneca, PLC	5,673,998
42,100	AUD CSL, Ltd.	8,658,648
2,300	EUR Galapagos, NV#	522,686
27,800	JPY Hoya Corp.	2,660,610
9,000	CHF Lonza Group, AG#	3,696,208
NUMBER OF
SHARES		VALUE
3,700	EUR MorphoSys, AG#	$461,443
37,100	Novo Nordisk, A/S~	2,256,793
168,700	HKD Ping An Healthcare and
	Technology Company, Ltd.#*	1,434,496
		29,803,946
	Industrials (16.0%)
29,100	EUR Airbus, SE	4,273,740
67,000 TWD Airtac International Group		1,012,625
45,000	SEK Atlas Copco, AB - Class A	1,592,731
154,700	CAD CAE, Inc.	4,588,163
9,200	CAD Canadian Pacific Railway, Ltd.	2,443,902
21,400	DKK DSV, A/S	2,323,371
44,000	GBP Experian, PLC	1,531,551
45,800	JPY Harmonic Drive Systems, Inc.^	2,037,935
18,000	EUR Kingspan Group, PLC	1,110,935
29,700	EUR KION Group, AG	1,858,977
15,000	JPY Nidec Corp.	1,886,561
10,600	EUR Safran, SA	1,709,113
79,000	SEK Sandvik, AB	1,441,883
797,914	CNY Sany Heavy Industry Company,
	Ltd. - Class A	1,795,374
16,500	EUR Schneider Electric, SE	1,645,487
8,700	EUR Teleperformance	2,182,809
		33,435,157
	Information Technology (22.2%)
15,500	Accenture, PLC - Class A	3,180,755
3,625	EUR Adyen, NV#*	3,331,037
21,550	EUR ASML Holding, NV	6,047,728
10,700	Atlassian Corp., PLC - Class A#	1,572,900
9,800	EUR Dassault Systèmes SE	1,696,515
39,700	SEK Hexagon, AB - Class B	2,158,241
14,600	JPY Keyence Corp.	4,907,890
13,000 TWD Largan Precision Company, Ltd.		2,019,258
41,100	JPY Lasertec Corp.	2,012,099
31,000 KRW Samsung Electronics Company,
	Ltd.	1,436,323
33,000	EUR SAP, SE	4,297,627
4,750	Shopify, Inc., Class A#	2,211,885
27,700 KRW SK Hynix, Inc.		2,107,592
473,000 TWD Taiwan Semiconductor
	Manufacturing Company, Ltd.	4,878,618
55,550	Taiwan Semiconductor
	Manufacturing Company, Ltd.	2,996,367
160,000 TWD Win Semiconductors Corp.		1,450,449
		46,305,284
	Materials (3.3%)
98,000	CAD First Quantum Minerals, Ltd.	767,175
79,000	AUD James Hardie Industries, PLC	1,661,034
12,400	CHF Sika, AG	2,229,835
565,500	CAD Yamana Gold, Inc.	2,303,193
		6,961,237
Real Estate (0.8%)
113,500 INR Godrej Properties, Ltd.#	1,719,738
TOTAL COMMON STOCKS
(Cost $163,219,136)	205,760,598

See accompanying Notes to Schedule of Investments

1

2/26/2020 2:36 PM

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT	VALUE

PURCHASED OPTIONS (0.3%) #

	Financials (0.1%)
2,185	EUR Estx Banks
9,984,358	Call, 06/19/20, Strike 100.00	$106,018
895	HDFC Bank, Ltd.
5,126,560	Put, 03/20/20, Strike $55.00	87,263
1,450	ICICI Bank, Ltd.
2,114,100	Put, 03/20/20, Strike $14.00	41,325
		234,606
	Materials (0.2%)
5,567	Cemex, SAB de CV
2,249,068	Call, 01/15/21, Strike $4.00	361,855
	Other (0.0%)
985	iShares MSCI India ETF
527,960	Put, 03/20/20, Strike $34.00	83,725
	TOTAL PURCHASED OPTIONS
	(Cost $929,346)	680,186
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (0.4%)
445,490	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	445,712
445,513	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	445,513
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $891,225)	891,225
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)

7,119,609	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $7,119,609)	7,119,609
		VALUE
TOTAL INVESTMENTS (102.6%)
(Cost $172,159,316)		$214,451,618
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-3.4%)		(7,119,609)
OTHER ASSETS, LESS LIABILITIES (0.8%)		1,609,111
NET ASSETS (100.0%)		$208,941,120

FORWARD FOREIGN CURRENCY CONTRACTS

	LONG	SETTLEMENT	LOCAL	CURRENT	UNREALIZED
COUNTERPARTY	CONTRACTS	DATE	CURRENCY	VALUE	GAIN/LOSS
Bank of New	European
York	Monetary Unit	03/31/20	5,794,000	$ 6,447,957	$(55,038)
Goldman	British Pound
Sachs & Co.	Sterling	03/31/20	3,286,000	4,345,659	63,020
Bank of New	Canadian
York	Dollar	03/31/20	5,603,000	4,233,658	(37,273)
					$(29,291)

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $416,712.

^Security, or portion of security, is on loan.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

AUD Australian Dollar

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

CNY Chinese Yuan Renminbi

DKK Danish Krone

EUR European Monetary Unit

GBP British Pound Sterling

HKD Hong Kong Dollar

IDR Indonesian Rupiah

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

SEK Swedish Krona

TWD New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

2/26/2020 2:36 PM

International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2020

		% of Total
	Value	Investments
US Dollar	$59,856,782	27.9%
European Monetary Unit	45,107,043	21.0%
Japanese Yen	16,445,955	7.7%
Hong Kong Dollar	14,749,488	6.9%
British Pound Sterling	14,293,617	6.7%
Australian Dollar	10,319,682	4.8%
Indian Rupee	10,102,596	4.7%
Canadian Dollar	10,102,433	4.7%
New Taiwan Dollar	9,360,950	4.4%
Swedish Krona	6,780,151	3.2%
Swiss Franc	6,304,141	2.9%
South Korean Won	3,543,915	1.6%
Danish Krone	2,323,371	1.1%
Chinese Yuan Renminbi	1,795,374	0.8%
Brazilian Real	1,686,013	0.8%
Indonesian Rupiah	1,680,107	0.8%
Total Investments	$214,451,618	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

2/26/2020 2:36 PM

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL		NUMBER OF
AMOUNT	VALUE	SHARES	VALUE

CONVERTIBLE BONDS (21.6%)

Communication Services (7.1%)
843,000	Bharti Airtel, Ltd.*
	1.500%, 02/17/25	$934,280
2,400,000,000KRW Kakao Corp.
	0.000%, 05/11/21	2,536,578
6,483,000	Sea, Ltd.*
	1.000%, 12/01/24	7,533,505
		11,004,363
Consumer Discretionary (3.3%)
11,000,000HKD	China Conch Venture Holdings
	International, Ltd.
	0.000%, 09/05/23	1,573,830
1,435,000	GOL Equity Finance, SA*
	3.750%, 07/15/24	1,567,379
14,000,000HKD	Zhongsheng Group Holdings, Ltd.
	0.000%, 05/23/23	2,081,604
		5,222,813
Financials (4.7%)
	JPMorgan Chase Bank, N.A.
4,900,000	0.000%, 12/30/20	5,550,500
1,656,000	0.125%, 01/01/23*	1,758,208
		7,308,708
Information Technology (2.8%)
1,047,000	GDS Holdings, Ltd.
	2.000%, 06/01/25	1,267,210
1,000,000	Semiconductor Manufacturing
	International Corp.
	0.000%, 07/07/22	1,563,260
1,400,000	United Microelectronics Corp.
	0.000%, 05/18/20	1,511,090
		4,341,560
Materials (2.6%)
1,200,000CHF	Sika, AG
	3.750%, 01/30/22	1,635,860
2,000,000	Taiwan Cement Corp.
	0.000%, 12/10/23	2,462,580
		4,098,440
Real Estate (1.1%)
2,250,000SGD	CapitaLand, Ltd.
	1.950%, 10/17/23	1,676,313
TOTAL CONVERTIBLE BONDS
(Cost $30,913,787)		33,652,197
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCK (0.8%)
Information Technology (0.8%)
1,100	Broadcom, Inc.
	8.000%, 09/30/22
	(Cost $1,100,000)	1,263,460

COMMON STOCKS (73.8%)

	Communication Services (6.6%)
215,600	HKD Tencent Holdings, Ltd.	$10,282,001
	Consumer Discretionary (17.6%)
54,750	Alibaba Group Holding, Ltd.#	11,310,802
16,900	Aptiv, PLC	1,432,951
25,500	Arco Platform, Ltd. - Class A#^	1,322,940
266,063	CNY Hangzhou Robam Appliances
	Company, Ltd. - Class A	1,226,419
388,600	HKD Li Ning Company, Ltd.	1,134,859
96,580	BRL Lojas Renner, SA	1,295,596
3,650	EUR LVMH Moet Hennessy Louis
	Vuitton, SE	1,589,473
102,400	BRL Magazine Luiza, SA	1,334,218
5,180	MercadoLibre, Inc.#	3,434,340
146,200	CNY Midea Group Company, Ltd. –
	Class A	1,109,766
18,500	New Oriental Education &
	Technology Group, Inc.#	2,248,675
		27,440,039
	Consumer Staples (3.3%)
30,800	PLN Dino Polska, SA*#	1,289,400
9,719	CNY Kweichow Moutai Company, Ltd. -
	Class A	1,428,822
2,127,000	SGD Thai Beverage PCL	1,234,564
421,600 MXN Wal-Mart de Mexico, SAB de CV		1,233,641
		5,186,427
	Energy (2.0%)
161,100	INR Reliance Industries, Ltd.	3,173,891
	Financials (12.7%)
110,000	BRL B3, SA - Brasil Bolsa Balcao	1,238,033
1,026,400	IDR Bank Central Asia, Tbk PT	2,425,403
354,100	INR HDFC Bank, Ltd.	6,055,300
38,500 HKD Hong Kong Exchanges &
	Clearing, Ltd.	1,265,011
69,500	INR Housing Development Finance
	Corp., Ltd.	2,351,160
295,000	INR ICICI Bank, Ltd.	2,174,295
64,300	INR ICICI Lombard General Insurance
	Company, Ltd.*	1,191,070
178,100	BRL IRB Brasil Resseguros, SA	1,864,340
151,500	Itau Unibanco Holding, SA	1,152,915
		19,717,527
	Health Care (5.5%)
246,608	CNY Aier Eye Hospital Group
	Company, Ltd. - Class A	1,402,780
28,187	Alcon, Inc.#	1,661,342
135,811	CNY Hangzhou Tigermed Consulting
	Company, Ltd. - Class A	1,412,871
73,500	BRL Notre Dame Intermedica
	Participacoes, SA	1,204,977
171,400	HKD Ping An Healthcare and
	Technology Company, Ltd.*#	1,457,455
110,500	HKD Wuxi Biologics Cayman, Inc.*#	1,397,589
		8,537,014

Industrials (3.0%)

103,961 TWD Airtac International Group	1,571,246

See accompanying Notes to Schedule of Investments

1

2/26/2020 12:22 PM

				Calamos Evolving World Growth Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF			NUMBER OF
SHARES		VALUE	CONTRACTS/
3,830	Boeing Company	$1,218,974	NOTIONAL
638,100 MYR Pentamaster Corp. Bhd#		757,505	AMOUNT		VALUE
515,924	CNY Sany Heavy Industry Company,			Information Technology (0.2%)
	Ltd. - Class A	1,160,873
			195	Advanced Micro Devices, Inc.
		4,708,598
			916,500	Call, 05/15/20, Strike $43.00	$142,350

	Information Technology (19.9%)		375	Yandex, NV
			1,680,375	Call, 01/15/21, Strike $47.00	185,625
6,050	Accenture, PLC - Class A	1,241,520
					327,975
8,440	EUR ASML Holding, NV	2,368,576

6,800	JPY Keyence Corp.	2,285,867		Materials (0.2%)
10,000 TWD Largan Precision Company, Ltd.		1,553,275
			4,509	Cemex, SAB de CV
122,000 TWD MediaTek, Inc.		1,543,590
			1,821,636	Call, 01/15/21, Strike $4.00	293,085
9,500	Microsoft Corp.	1,617,185
			746	Vale, SA
64,400 KRW Samsung Electronics Company,
			875,058	Call, 01/15/21, Strike $12.00	110,035
	Ltd.	2,983,845

12,300	EUR SAP, SE	1,601,843			403,120
43,200 KRW SK Hynix, Inc.		3,286,930		Other (0.6%)
66,800	HKD Sunny Optical Technology Group
			4,050	iShares MSCI Emerging Markets
	Company, Ltd.	1,061,479
811,649 TWD Taiwan Semiconductor			17,054,550	Put, 02/21/20, Strike $43.73	739,125
	Manufacturing Company, Ltd.	8,371,513	2,180	iShares MSCI India ETF
36,200	Taiwan Semiconductor		1,168,480	Put, 03/20/20, Strike $34.00	185,300
	Manufacturing Company, Ltd.	1,952,628			924,425
131,900 TWD Win Semiconductors Corp.		1,195,714

		31,063,965		TOTAL PURCHASED OPTIONS
	Materials (2.0%)			(Cost $1,872,684)	2,458,651

175,000 HKD Anhui Conch Cement Company,
	Ltd. - Class H	1,116,971
75,000 CAD First Quantum Minerals, Ltd.		587,124
360,000 CAD Yamana Gold, Inc.		1,466,223
		3,170,318
	Real Estate (1.2%)
123,200 INR Godrej Properties, Ltd.#		1,866,711
	TOTAL COMMON STOCKS
	(Cost $83,777,534)	115,146,491
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (1.6%) #
	Consumer Discretionary (0.1%)
705	Melco Resorts & Entertainment
1,421,985	Call, 01/15/21, Strike $25.00	95,175
	Energy (0.3%)
435	Lukoil, PJSC
3,996,780	Call, 06/19/20, Strike $100.00	311,895
608	Petroleo Brasileiro, SA
857,888	Call, 01/15/21, Strike $15.00	93,024
		404,919
	Financials (0.2%)
1,110	HDFC Bank, Ltd.
6,358,080	Put, 03/20/20, Strike $55.00	108,225
1,625	ICICI Bank, Ltd.
2,369,250	Put, 03/20/20, Strike $14.00	46,312
1,100	Sberbank of Russia, PJSC
1,592,800	Call, 03/20/20, Strike $15.00	148,500
		303,037
NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (1.8%)

1,431,571	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	1,432,287
1,432,113	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	1,432,113
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $2,864,400)	2,864,400
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.9%)

1,345,125	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $1,345,125)	1,345,125
TOTAL INVESTMENTS (100.5%)
(Cost $121,873,530)		156,730,324
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-0.9%)		(1,345,125)
OTHER ASSETS, LESS LIABILITIES (0.4%)		560,933
NET ASSETS (100.0%)		$ 155,946,132

See accompanying Notes to Schedule of Investments

2

2/26/2020 12:22 PM

Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS	FOREIGN CURRENCY ABBREVIATIONS
* Securities issued and sold pursuant to a Rule 144A	BRL	Brazilian Real
transaction are excepted from the registration requirement of	CAD	Canadian Dollar
the Securities Act of 1933, as amended. These securities	CHF	Swiss Franc
may only be sold to qualified institutional buyers ("QIBs"),	CNY	Chinese Yuan Renminbi
such as the Fund. Any resale of these securities must	EUR	European Monetary Unit
generally be effected through a sale that is registered under	HKD	Hong Kong Dollar
the Act or otherwise exempted from such registration	IDR	Indonesian Rupiah
requirements.	INR	Indian Rupee
# Non-income producing security.	JPY	Japanese Yen
^ Security, or portion of security, is on loan.	KRW	South Korean Won
*** The rate disclosed is the 7 day net yield as of January 31,	MXN	Mexican Peso
2020.	MYR	Malaysian Ringgit
† Represents investment of cash collateral received from	PLN	Polish Zloty
securities on loan as of January 31, 2020.	SGD	Singapore Dollar
	TWD	New Taiwan Dollar
	Note: Value for securities denominated in foreign currencies is shown in
	U.S. dollars. The principal amount for such securities is shown in the
	respective foreign currency. The date on options represents the
	expiration date of the option contract. The option contract may be
	exercised at any date on or before the date shown.
CURRENCY EXPOSURE JANUARY 31, 2020
				% of Total
			Value	Investments
US Dollar			$60,673,920	38.7%
Hong Kong Dollar			21,370,799	13.6%
Indian Rupee			16,812,427	10.7%
New Taiwan Dollar			14,235,338	9.1%
South Korean Won			8,807,353	5.6%
Chinese Yuan Renminbi			7,741,531	4.9%
Brazilian Real			6,937,164	4.4%
European Monetary Unit			5,559,892	3.6%
Singapore Dollar			2,910,877	1.9%
Indonesian Rupiah			2,425,403	1.6%
Japanese Yen			2,285,867	1.5%
Canadian Dollar			2,053,347	1.3%
Swiss Franc			1,635,860	1.0%
Polish Zloty			1,289,400	0.8%
Mexican Peso			1,233,641	0.8%
Malaysian Ringgit			757,505	0.5%
Total Investments			$156,730,324	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

2/26/2020 12:22 PM

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (99.3%)

	Communication Services (12.4%)
1,760	Alphabet, Inc. - Class A#	$ 2,521,693
4,200	Facebook, Inc. - Class A#	848,022
16,300	Sea, Ltd.#	737,412
59,800	HKD Tencent Holdings, Ltd.	2,851,872
24,179	Walt Disney Company~	3,344,198
		10,303,197
	Consumer Discretionary (15.2%)
11,285	Alibaba Group Holding, Ltd.#	2,331,368
1,885	Amazon.com, Inc.#~	3,786,437
15,255	Aptiv, PLC	1,293,471
11,100	Lowe's Companies, Inc.	1,290,264
7,050	Lululemon Athletica, Inc.#~	1,687,700
1,140	MercadoLibre, Inc.#	755,820
13,000	EUR Puma, SE	1,040,946
1,800	Vail Resorts, Inc.	422,118
		12,608,124
	Consumer Staples (4.0%)
2,860	Costco Wholesale Corp.	873,787
3,000	Estee Lauder Companies, Inc. -
	Class A	585,480
6,750 EUR Kerry Group, PLC - Class A		860,634
9,025	Walmart, Inc.	1,033,273
		3,353,174
	Energy (2.6%)
22,600	EUR Neste Oyj	899,883
29,800	INR Reliance Industries, Ltd.	587,101
25,650	EUR Royal Dutch Shell, PLC - Class A	672,270
		2,159,254
	Financials (12.1%)
3,086	AON, PLC	679,692
43,725	Bank of America Corp.	1,435,492
97,690	INR HDFC Bank, Ltd.	1,670,552
53,435	ICICI Bank, Ltd.	779,082
11,350	Intercontinental Exchange, Inc.	1,132,049
8,000	JPMorgan Chase & Company	1,058,880
726,100	GBP Lloyds Banking Group, PLC	542,058
10,500	GBP London Stock Exchange Group,
	PLC	1,085,078
30,750	NMI Holdings, Inc. - Class A#	981,540
57,500	HKD Ping An Insurance Group
	Company of China, Ltd. - Class H	650,201
		10,014,624

Health Care (12.7%)

NUMBER OF
SHARES		VALUE
12,000	SEK Atlas Copco, AB - Class A	$424,728
3,950	Boeing Company	1,257,167
48,600	CAD CAE, Inc.	1,441,401
9,390	CSX Corp.	716,833
18,500	JPY Harmonic Drive Systems, Inc.	823,183
9,200	EUR KION Group, AG	575,845
6,200	JPY Nidec Corp.	779,778
293,758	CNY Sany Heavy Industry Company,
	Ltd. - Class A	660,980
		7,322,445
	Information Technology (27.2%)
5,320	Accenture, PLC - Class A	1,091,717
13,400	Advanced Micro Devices, Inc.#	629,800
1,325	EUR Adyen, NV#*	1,217,552
1,600	Apple, Inc.	495,216
5,780	EUR ASML Holding, NV	1,622,082
4,300	Atlassian Corp., PLC - Class A#	632,100
6,950	Coupa Software, Inc.#^	1,119,992
5,400	JPY Keyence Corp.	1,815,247
1,550	Lam Research Corp.	462,226
4,000 TWD Largan Precision Company, Ltd.		621,310
12,500	JPY Lasertec Corp.^	611,952
6,195	MasterCard, Inc. - Class A	1,957,248
8,300	Micron Technology, Inc.#	440,647
11,500	Microsoft Corp.	1,957,645
3,060	NVIDIA Corp.	723,476
8,850	PayPal Holdings, Inc.#	1,007,927
8,350 KRW Samsung Electronics Company,
	Ltd.	386,880
13,000	EUR SAP, SE	1,693,005
1,900	ServiceNow, Inc.#	642,637
2,030	Shopify, Inc., Class A#	945,290
95,000 TWD Taiwan Semiconductor
	Manufacturing Company, Ltd.	979,849
27,300	Taiwan Semiconductor
	Manufacturing Company, Ltd.	1,472,562
		22,526,360
	Materials (3.4%)
49,000	Freeport-McMoRan, Inc.	543,900
3,100	Linde, PLC	629,703
5,000	CHF Sika, AG	899,127
188,300	CAD Yamana Gold, Inc.	766,916
		2,839,646
Real Estate (0.9%)
46,600 INR Godrej Properties, Ltd.#	706,077
TOTAL COMMON STOCKS
(Cost $62,034,944)	82,382,161
31,075	Alcon, Inc.#^	1,831,561	NUMBER OF
13,140	GBP AstraZeneca, PLC	1,285,454
			CONTRACTS/
16,375	AUD CSL, Ltd.	3,367,823
			NOTIONAL
900	EUR Galapagos, NV#	204,529	AMOUNT		VALUE
11,100	JPY Hoya Corp.	1,062,330
			PURCHASED OPTIONS (0.1%) #
2,235	Intuitive Surgical, Inc.#	1,251,108
3,310	CHF Lonza Group, AG#	1,359,383		Financials (0.1%)
1,500	EUR MorphoSys, AG#	187,072
			300	HDFC Bank, Ltd.
		10,549,260
			1,718,400	Put, 03/20/20, Strike $55.00	29,250

	Industrials (8.8%)
4,375	EUR Airbus, SE	642,530

See accompanying Notes to Schedule of Investments

1

2/26/2020 12:33 PM

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
580	ICICI Bank, Ltd.
845,640	Put, 03/20/20, Strike $14.00	$16,530
		45,780
	Other (0.0%)
370	iShares MSCI India ETF
198,320	Put, 03/20/20, Strike $34.00	31,450
	TOTAL PURCHASED OPTIONS
	(Cost $84,838)	77,230
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)

846,619	State Street Navigator Securities
	Lending Government Money Market
	Portfolio†
	(Cost $846,619)	846,619
TOTAL INVESTMENTS (100.4%)
(Cost $62,966,401)		83,306,010
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-1.0%)		(846,619)
OTHER ASSETS, LESS LIABILITIES (0.6%)		519,292
NET ASSETS (100.0%)		$82,978,683

NOTES TO SCHEDULE OF INVESTMENTS

#Non-income producing security.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.

The aggregate value of such securities is $50,127.

^Security, or portion of security, is on loan.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

CNY Chinese Yuan Renminbi

EUR European Monetary Unit

GBP British Pound Sterling

HKD Hong Kong Dollar

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

SEK Swedish Krona

TWD New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

2

2/26/2020 12:33 PM

Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2020

		% of Total
	Value	Investments
US Dollar	$48,310,382	58.0%
European Monetary Unit	9,616,348	11.5%
Japanese Yen	5,092,490	6.1%
Hong Kong Dollar	3,502,073	4.2%
Australian Dollar	3,367,823	4.0%
Indian Rupee	2,963,730	3.6%
British Pound Sterling	2,912,590	3.5%
Swiss Franc	2,258,510	2.7%
Canadian Dollar	2,208,317	2.7%
New Taiwan Dollar	1,601,159	1.9%
Chinese Yuan Renminbi	660,980	0.8%
Swedish Krona	424,728	0.5%
South Korean Won	386,880	0.5%
Total Investments	$83,306,010	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

3

2/26/2020 12:33 PM

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CONVERTIBLE BONDS (20.1%)

Communication Services (3.8%)
365,000	Bharti Airtel, Ltd.*
	1.500%, 02/17/25	$404,522
1,015,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	1,468,786
1,905,000	Sea, Ltd.*
	1.000%, 12/01/24	2,213,686
1,511,000	Snap, Inc.*
	0.750%, 08/01/26	1,688,762
		5,775,756
Consumer Discretionary (3.2%)
6,000,000HKD	China Conch Venture Holdings
	International, Ltd.
	0.000%, 09/05/23	858,453
700,000EUR	Delivery Hero, SE
	0.250%, 01/23/24	781,754
980,000	GOL Equity Finance, SA*
	3.750%, 07/15/24	1,070,405
689,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	761,951
9,000,000HKD	Zhongsheng Group Holdings, Ltd.
	0.000%, 05/23/23	1,338,174
		4,810,737
Consumer Staples (0.9%)
	Premium Brands Holdings Corp.
732,000CAD	4.650%, 04/30/21	647,373
780,000CAD	4.600%, 12/31/23	638,985
		1,286,358
Financials (2.5%)
500,000EUR	AURELIUS Equity Opportunities
	SE & Co., KGaA
	1.000%, 12/01/20	528,160
2,800,000	JPMorgan Chase Bank, N.A.
	0.000%, 12/30/20	3,171,714
		3,699,874
Health Care (1.1%)
779,000	Insulet Corp.*
	0.375%, 09/01/26	875,304
756,000	Repligen Corp.
	0.375%, 07/15/24	847,589
		1,722,893
Industrials (1.0%)
1,200,000	Vinci, SA
	0.375%, 02/16/22	1,472,418
Information Technology (5.2%)
993,000	Coupa Software, Inc.*
	0.125%, 06/15/25	1,248,722
762,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	851,863
760,000	Everbridge, Inc.*
	0.125%, 12/15/24	808,021
741,000	Splunk, Inc.
	0.500%, 09/15/23	907,128
2,010,000	Square, Inc.
	0.500%, 05/15/23	2,425,959
PRINCIPAL
AMOUNT		VALUE
1,080,000	Xero Investments, Ltd.
	2.375%, 10/04/23	$ 1,522,379
		7,764,072
Materials (1.9%)
1,200,000CHF	Sika, AG
	3.750%, 01/30/22	1,635,860
1,000,000	Taiwan Cement Corp.
	0.000%, 12/10/23	1,231,290
		2,867,150
Real Estate (0.5%)
1,000,000SGD	CapitaLand, Ltd.
	1.950%, 10/17/23	745,028
TOTAL CONVERTIBLE BONDS
(Cost $27,949,563)		30,144,286

U.S. GOVERNMENT AND AGENCY SECURITIES (3.0%)

	United States Treasury Note
1,507,000	1.750%, 10/31/20	1,509,296
1,502,000	2.625%, 08/15/20	1,510,449
1,489,000	2.625%, 11/15/20	1,501,738
	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $4,488,280)	4,521,483
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (5.7%)
	Health Care (1.1%)
1,335	Danaher Corp.
	4.750%, 04/15/22	1,630,222
	Industrials (0.7%)
9,437	Stanley Black & Decker, Inc.
	5.250%, 11/15/22	990,791
	Information Technology (1.3%)
1,750	Broadcom, Inc.
	8.000%, 09/30/22	2,010,050
	Real Estate (1.2%)
1,360	Crown Castle International Corp.
	6.875%, 08/01/20	1,809,942
	Utilities (1.4%)
14,200	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	823,600
22,689	NextEra Energy, Inc.
	4.872%, 09/01/22	1,239,500
		2,063,100
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $7,450,702)	8,504,105

See accompanying Notes to Schedule of Investments

1

2/28/2020 2:46 PM

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES	VALUE

COMMON STOCKS (67.3%)

	Communication Services (9.7%)
1,870	Alphabet, Inc. - Class A#	$ 2,679,299
91,300	HKD Tencent Holdings, Ltd.	4,354,113
16,600	Verizon Communications, Inc.	986,704
47,160	Walt Disney Company	6,522,699
		14,542,815
	Consumer Discretionary (7.9%)
12,280	Alibaba Group Holding, Ltd.#	2,536,925
1,120	Amazon.com, Inc.#	2,249,767
24,510	Aptiv, PLC	2,078,203
30,800	GBP Compass Group, PLC	761,444
13,000	EUR Daimler, AG	601,991
11,600	Lowe's Companies, Inc.	1,348,384
4,800	Lululemon Athletica, Inc.#	1,149,072
14,200	EUR Puma, SE	1,137,033
		11,862,819
	Consumer Staples (6.9%)
14,700	Coca-Cola Company	858,480
5,250	Costco Wholesale Corp.	1,603,980
18,900	EUR Danone, SA	1,512,462
3,800	Estee Lauder Companies, Inc. -
	Class A	741,608
12,300	EUR Kerry Group, PLC - Class A	1,568,267
12,200	CHF Nestlé, SA	1,345,570
23,397	Walmart, Inc.	2,678,722
		10,309,089
	Energy (4.1%)
116,800	GBP BP, PLC	703,148
7,000	Chevron Corp.	749,980
18,300	Exxon Mobil Corp.	1,136,796
36,100	EUR Neste Oyj	1,437,424
55,000	INR Reliance Industries, Ltd.	1,083,576
41,500	EUR Royal Dutch Shell, PLC - Class A	1,087,687
		6,198,611

Financials (9.5%)

NUMBER OF
SHARES		VALUE
11,100 EUR KION Group, AG		$694,769
55,200	INR Larsen & Toubro, Ltd.	1,057,896
11,400	JPY Nidec Corp.^	1,433,786
		9,423,572
	Information Technology (13.3%)
2,000	EUR Adyen, NV*#	1,837,814
7,595	EUR ASML Holding, NV	2,131,438
8,300	JPY Keyence Corp.	2,790,102
6,400	MasterCard, Inc. - Class A	2,022,016
15,050	Micron Technology, Inc.#	799,004
15,800	Microsoft Corp.	2,689,634
1,900	NVIDIA Corp.	449,217
21,700 KRW Samsung Electronics Company,
	Ltd.	1,005,426
22,700	EUR SAP, SE	2,956,247
29,000	Taiwan Semiconductor
	Manufacturing Company, Ltd.	1,564,260
174,000 TWD Taiwan Semiconductor
	Manufacturing Company, Ltd.	1,794,671
		20,039,829
	Materials (2.1%)
88,500	Freeport-McMoRan, Inc.	982,350
5,700	Linde, PLC	1,157,841
234,000	CAD Yamana Gold, Inc.	953,045
		3,093,236
	TOTAL COMMON STOCKS
	(Cost $80,625,152)	100,965,559
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (1.3%) #
	Communication Services (0.1%)
76	Facebook, Inc.
1,534,516	Call, 01/15/21, Strike $205.00	170,810
7,900	AON, PLC	1,739,975		Consumer Discretionary (0.2%)

98,500	Bank of America Corp.	3,233,755	16	Amazon.com, Inc.
5,000	Goldman Sachs Group, Inc.	1,188,750	3,213,952	Call, 06/18/21, Strike $2,200.00	304,400
129,900	INR HDFC Bank, Ltd.	2,221,359		Financials (0.2%)
20,500	JPMorgan Chase & Company	2,713,380

1,318,000	GBP Lloyds Banking Group, PLC	983,932	400	HDFC Bank, Ltd.
17,700	Progressive Corp.	1,428,213	2,291,200	Put, 03/20/20, Strike $55.00	39,000
14,600	Wells Fargo & Company	685,324	148	Intercontinental Exchange, Inc.
		14,194,688	1,476,152	Call, 01/15/21, Strike $90.00	207,200

	Health Care (7.5%)				246,200

44,786	Alcon, Inc.#^	2,639,687		Industrials (0.2%)

21,400	GBP AstraZeneca, PLC	2,093,509	200	EUR Airbus, SE
26,000	AUD CSL, Ltd.	5,347,384	2,664,800	Call, 12/18/20, Strike 130.00	285,913
2,180	Intuitive Surgical, Inc.#	1,220,320	232	CSX Corp.
		11,300,900	1,771,088	Call, 01/15/21, Strike $85.00	84,100

	Industrials (6.3%)				370,013

21,600	SEK Atlas Copco, AB - Class A	764,511		Information Technology (0.3%)

5,150	Boeing Company	1,639,090	180	Advanced Micro Devices, Inc.
59,700	CAD CAE, Inc.	1,770,610	846,000	Call, 05/15/20, Strike $43.00	131,400
7,100	JPY FANUC Corp.^	1,293,122	63	Lam Research Corp.
17,300	JPY Harmonic Drive Systems, Inc.	769,788	1,878,723	Call, 01/15/21, Strike $300.00	240,187

See accompanying Notes to Schedule of Investments

2

2/28/2020 2:46 PM

Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
27	Shopify, Inc.
1,257,282	Call, 06/19/20, Strike $480.00	$132,165
		503,752
	Other (0.3%)
825	iShares MSCI EAFE ETF
5,567,100	Put, 02/21/20, Strike $68.00	80,850
1,275	iShares MSCI Emerging Markets
5,369,025	Put, 02/21/20, Strike $43.73	232,688
330	iShares MSCI India ETF
176,880	Put, 03/20/20, Strike $34.00	28,050
38	S&P 500 Index
12,256,976	Put, 02/21/20, Strike $3,150.00	103,740
		445,328
	TOTAL PURCHASED OPTIONS
	(Cost $1,737,087)	2,040,503
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (3.2%)
2,391,500	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	2,392,695
2,393,552	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	2,393,552
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $4,786,159)	4,786,247
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

#Non-income producing security.

^Security, or portion of security, is on loan.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

FOREIGN CURRENCY ABBREVIATIONS

AUD Australian Dollar

CAD Canadian Dollar

CHF Swiss Franc

EUR European Monetary Unit

GBP British Pound Sterling

HKD Hong Kong Dollar

INR Indian Rupee

JPY Japanese Yen

KRW South Korean Won

SEK Swedish Krona

SGD Singapore Dollar

TWD New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

INVESTMENT OF CASH COLLATERAL FOR SECURITIES

LOANED (1.2%)

1,750,972	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $1,750,972)	1,750,972
		VALUE
TOTAL INVESTMENTS (101.8%)
(Cost $128,787,915)		$152,713,155
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-1.2%)		(1,750,972)
LIABILITIES, LESS OTHER ASSETS (-0.6%)		(903,117)
NET ASSETS (100.0%)		$150,059,066

See accompanying Notes to Schedule of Investments

3

2/28/2020 2:46 PM

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2020

		% of Total
	Value	Investments
US Dollar	$97,761,331	64.0%
European Monetary Unit	16,560,959	10.8%
Hong Kong Dollar	6,550,740	4.3%
Japanese Yen	6,286,798	4.1%
Australian Dollar	5,347,384	3.5%
British Pound Sterling	4,542,033	3.0%
Indian Rupee	4,362,831	2.9%
Canadian Dollar	4,010,013	2.6%
Swiss Franc	2,981,430	1.9%
New Taiwan Dollar	1,794,671	1.2%
South Korean Won	1,005,426	0.7%
Swedish Krona	764,511	0.5%
Singapore Dollar	745,028	0.5%
Total Investments	$152,713,155	100.0%
Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

4

2/28/2020 2:46 PM

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (44.4%)

	Airlines (0.7%)
124,684	Air Canada 2015-2 Class AA Pass
	Through Trust*
	3.750%, 06/15/29	$135,114
150,000	British Airways Pass Through
	Trust Series 2019-1, Class A*
	3.350%, 12/15/30	156,250
97,240	UAL Pass Through Trust Series
	2007-1
	6.636%, 01/02/24	103,463
		394,827
	Communication Services (3.6%)
125,000	AT&T, Inc.
	3.600%, 07/15/25	134,434
150,000	CenturyLink, Inc.*
	4.000%, 02/15/27	151,390
250,000	Comcast Corp.
	3.900%, 03/01/38	286,495
110,000	Crown Castle Towers, LLC*
	3.720%, 07/15/43	113,921
200,000	CSC Holdings, LLC*
	5.500%, 05/15/26	210,085
175,000	Electronic Arts, Inc.^
	4.800%, 03/01/26	202,276
135,000	Embarq Corp.
	7.995%, 06/01/36	150,251
150,000	Fox Corp.*
	3.666%, 01/25/22	155,407
110,000	Hughes Satellite Systems Corp.
	5.250%, 08/01/26	119,737
125,000	Inmarsat Finance, PLC*
	4.875%, 05/15/22	126,589
125,000	T-Mobile USA, Inc.
	4.000%, 04/15/22	128,748
135,000	United States Cellular Corp.
	6.700%, 12/15/33	153,012
255,000	Verizon Communications, Inc.
	4.016%, 12/03/29	291,118
		2,223,463
	Consumer Discretionary (5.8%)
200,000	Allergan Funding SCS
	3.800%, 03/15/25	214,747
150,000	American Honda Finance Corp.
	2.350%, 01/08/27	152,446
250,000	BMW US Capital, LLC*
	3.100%, 04/12/21	254,180
275,000	Cargill, Inc.*^
	3.250%, 03/01/23	286,703
150,000	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*
	5.750%, 02/15/26	157,748
250,000	D.R. Horton, Inc.
	4.750%, 02/15/23	268,541
130,000	Delta Air Lines Pass Through
	Trust Series 2019-1, Class AA
	3.204%, 10/25/25	136,573
100,000	DISH DBS Corp.
	7.750%, 07/01/26	105,120
250,000	Ford Motor Credit Company, LLC
	5.875%, 08/02/21	262,209
PRINCIPAL
AMOUNT		VALUE
250,000	General Motors Financial
	Company, Inc.
	3.700%, 05/09/23	$260,451
250,000	Harley-Davidson Financial
	Services, Inc.*^
	4.050%, 02/04/22	259,550
250,000	Hasbro, Inc.
	3.150%, 05/15/21	253,576
125,000	International Game Technology,
	PLC*
	6.250%, 02/15/22	131,044
150,000	JetBlue 2019-1 Class AA Pass
	Through Trust
	2.750%, 11/15/33	155,450
150,000	Lennar Corp.
	4.750%, 11/15/22	158,222
100,000	Mattel, Inc.*
	6.750%, 12/31/25	107,367
125,000	Newell Brands, Inc.
	3.850%, 04/01/23	130,199
125,000	Penske Automotive Group, Inc.
	3.750%, 08/15/20	125,828
163,153	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	171,350
		3,591,304
	Consumer Staples (2.5%)
200,000	Brown-Forman Corp.
	3.500%, 04/15/25	216,625
250,000	Conagra Brands, Inc.
	3.800%, 10/22/21	258,809
250,000	General Mills, Inc.
	2.600%, 10/12/22	255,146
150,000	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
	5.875%, 07/15/24	154,398
150,000	Land O'Lakes, Inc.*
	6.000%, 11/15/22	159,448
250,000	Mondelez International Holdings
	Netherlands, BV*
	2.000%, 10/28/21	250,982
250,000	WM Wrigley Jr. Company*
	3.375%, 10/21/20	252,520
		1,547,928
	Energy (0.9%)
150,000	Continental Resources, Inc.
	4.500%, 04/15/23	158,672
175,000	Energy Transfer Operating, LP"
	4.781%, 11/01/66
	3 mo. USD LIBOR + 3.02%	143,438
250,000	Schlumberger Investment, SA*
	3.300%, 09/14/21	255,531
		557,641
	Financials (14.9%)
150,000	Ally Financial, Inc.
	4.125%, 02/13/22	156,007
250,000	American Express Company
	3.000%, 10/30/24	262,724
150,000	Ares Capital Corp.
	3.250%, 07/15/25	151,855

See accompanying Notes to Schedule of Investments

1

2/26/2020 12:01 PM

				Calamos Total Return Bond Fund
SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
250,000	Axis Specialty Finance, PLC^		200,000	Morgan Stanley^"
	4.000%, 12/06/27	$274,522		2.720%, 07/22/25
300,000	Bank of America Corp."			SOFR + 1.15%	$205,937
	3.366%, 01/23/26		150,000	PNC Financial Services Group,
	3 mo. USD LIBOR + 0.81%	319,171		Inc.
250,000	Bank of Montreal^			2.200%, 11/01/24	153,016
	3.300%, 02/05/24	263,987	125,000	Reinsurance Group of America,
125,000	Bank of Nova Scotia^			Inc.^
	2.450%, 09/19/22	127,723		3.900%, 05/15/29	136,479
150,000	Berkshire Hathaway Finance		250,000	RenaissanceRe Finance, Inc.^
	Corp.			3.450%, 07/01/27	269,411
	4.250%, 01/15/49	184,614	125,000	Royal Bank of Canada
200,000	Capital One Financial Corp.			2.550%, 07/16/24	128,918
	3.200%, 01/30/23	207,581	125,000	Sabra Health Care, LP
150,000	Caterpillar Financial Services			4.800%, 06/01/24	134,667
	Corp.		96,000	SBA Tower Trust*
	2.150%, 11/08/24	152,517		2.877%, 07/15/46	96,343
250,000	CIT Bank NA"		150,000	Shell International Finance, BV
	2.969%, 09/27/25			2.000%, 11/07/24	151,413
	SOFR + 1.72%	254,551	100,000	Starwood Property Trust, Inc.^
250,000	CIT Group, Inc.			4.750%, 03/15/25	104,680
	4.125%, 03/09/21	254,521	150,000	State Street Corp."
142,000	Credit Acceptance Corp.*			2.354%, 11/01/25
	5.125%, 12/31/24	148,560		SOFR + 0.94%	152,901
250,000	Credit Suisse AG/New York NY^		125,000	Torchmark Corp.
	2.100%, 11/12/21	251,860		4.550%, 09/15/28	142,808
150,000	CyrusOne, LP / CyrusOne		170,000	Toronto-Dominion Bank
	Finance Corp.			3.250%, 03/11/24	180,228
	2.900%, 11/15/24	153,190	200,000	Travelers Companies, Inc.
200,000	Danske Bank, A/S*"			4.050%, 03/07/48	242,787
	3.001%, 09/20/22		250,000	US Bancorp
	3 mo. USD LIBOR + 1.25%	202,330		3.600%, 09/11/24	269,481
350,000	Discover Bank		125,000	Ventas Realty, LP
	3.450%, 07/27/26	371,590		4.000%, 03/01/28	137,089
150,000	Duke Realty, LP			VICI Properties, LP / VICI Note
	2.875%, 11/15/29	155,145		Company, Inc.*
200,000	Fifth Third Bancorp		100,000	3.500%, 02/15/25	101,928
	3.650%, 01/25/24	213,062	66,000	4.625%, 12/01/29	69,069
125,000	Franklin Resources, Inc.			Wells Fargo & Company
	2.850%, 03/30/25	130,995	125,000	4.400%, 06/14/46	148,098
125,000	Goldman Sachs Group, Inc."		125,000	3.196%, 06/17/27"
	3.814%, 04/23/29			3 mo. USD LIBOR + 1.17%	131,756
	3 mo. USD LIBOR + 1.16%	137,839			9,203,758
150,000	Huntington Bancshares Inc/OH

	2.550%, 02/04/30	150,902		Health Care (3.5%)
125,000	Huntington Bancshares, Inc.		250,000	Centene Corp.*
	2.625%, 08/06/24	128,650
				4.750%, 01/15/25	259,470
250,000	ILFC E-Capital Trust II*"
			150,000	CVS Health Corp.
	4.150%, 12/21/65
				4.780%, 03/25/38	175,420
	3 mo. USD LIBOR + 1.80%	206,835
			125,000	DaVita, Inc.
300,000	JPMorgan Chase & Company"
				5.125%, 07/15/24	127,910
	3.220%, 03/01/25
			150,000	DH Europe Finance II Sarl
	3 mo. USD LIBOR + 1.16%	315,045
				2.200%, 11/15/24	152,596
125,000	Life Storage, LP
			200,000	Elanco Animal Health, Inc.
	4.000%, 06/15/29	137,711
				3.912%, 08/27/21	205,643
200,000	Lloyds Banking Group, PLC^"
			200,000	Humana, Inc.
	2.858%, 03/17/23
				3.850%, 10/01/24	215,449
	3 mo. USD LIBOR + 1.25%	203,369
			250,000	Johnson & Johnson
200,000	Macquarie Group, Ltd.*"
				3.400%, 01/15/38	279,514
	4.150%, 03/27/24
			200,000	Magellan Health, Inc.
	3 mo. USD LIBOR + 1.33%	212,472
				4.900%, 09/22/24	208,666
250,000	Markel Corp.^
			125,000	Tenet Healthcare Corp.*
	3.500%, 11/01/27	266,627
				4.625%, 09/01/24	129,704
200,000	MetLife, Inc.
				Teva Pharmaceutical Finance
	6.400%, 12/15/66	250,794
				Netherlands III, BV^

			150,000	2.800%, 07/21/23	140,119

See accompanying Notes to Schedule of Investments

2

2/26/2020 12:01 PM

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
150,000	2.200%, 07/21/21	$148,003
125,000	UnitedHealth Group, Inc.
	2.375%, 08/15/24	128,013
		2,170,507
	Industrials (3.8%)
	Aircastle, Ltd.
205,000	5.000%, 04/01/23^	222,266
125,000	5.500%, 02/15/22	133,092
150,000	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
	3.500%, 02/15/23	152,728
50,000	American Airlines Group, Inc.*
	5.000%, 06/01/22	52,034
200,000	Delta Air Lines, Inc.
	3.625%, 03/15/22	206,096
150,000	Equifax, Inc.
	2.600%, 12/01/24	154,127
84,852	Hawaiian Airlines Pass Through
	Certificates Series 2013-1, Class
	B
	4.950%, 07/15/23	86,656
35,000	Hertz Corp.*
	7.625%, 06/01/22	36,290
250,000	Park Aerospace Holdings, Ltd.*
	5.250%, 08/15/22	267,514
200,000	Rockwell Collins, Inc.
	2.800%, 03/15/22	204,429
125,000	Ryder System, Inc.^
	2.500%, 09/01/24	127,635
183,766	United Airlines Pass Through
	Trust Series 2018-1, Class B
	4.600%, 09/01/27	192,878
250,000	Verisk Analytics, Inc.
	4.125%, 09/12/22	263,896
200,000	Volkswagen Group of America
	Finance, LLC*^
	2.500%, 09/24/21	202,137
		2,301,778
	Information Technology (2.7%)
125,000	Anixter, Inc.^
	5.125%, 10/01/21	130,413
250,000	Apple, Inc.
	4.375%, 05/13/45	314,450
100,000	Dell International, LLC / EMC
	Corp.*
	6.020%, 06/15/26	116,858
250,000	Fiserv, Inc.^
	3.500%, 10/01/22	260,242
125,000	Hewlett Packard Enterprise
	Company^
	4.900%, 10/15/25	141,609
250,000	Microsoft Corp.
	4.100%, 02/06/37	302,890
250,000	NXP, BV / NXP Funding, LLC*
	4.125%, 06/01/21	256,863
125,000	PTC, Inc.*
	3.625%, 02/15/25	126,588
		1,649,913
	Materials (0.9%)
200,000	Alcoa Nederland Holding, BV*
	6.750%, 09/30/24	210,294
PRINCIPAL
AMOUNT		VALUE
75,000	ArcelorMittal, SA
	7.000%, 10/15/39	$95,227
250,000	Georgia-Pacific, LLC*
	3.600%, 03/01/25	268,454
		573,975
	Real Estate (1.5%)
250,000	EPR Properties
	4.950%, 04/15/28	280,395
190,000	HCP, Inc.
	3.250%, 07/15/26	201,590
125,000	Hospitality Properties Trust
	3.950%, 01/15/28	126,169
150,000	SL Green Operating Partnership,
	LP
	3.250%, 10/15/22	154,416
125,000	Tanger Properties, LP^
	3.875%, 07/15/27	131,281
		893,851
	Utilities (3.6%)
250,000	AES Corp.
	4.000%, 03/15/21	253,932
250,000	Alabama Power Company
	2.450%, 03/30/22	254,207
150,000	Berkshire Hathaway Energy
	Company
	3.800%, 07/15/48	167,936
250,000	CenterPoint Energy, Inc.
	3.850%, 02/01/24	267,036
150,000	DTE Energy Company
	2.250%, 11/01/22	151,345
150,000	Duke Energy Carolinas, LLC
	3.700%, 12/01/47	171,083
250,000	Exelon Corp.
	2.450%, 04/15/21	251,793
100,000	NGPL PipeCo, LLC*
	4.875%, 08/15/27	108,658
150,000	Northern States Power Co.
	3.750%, 12/01/47	165,915
150,000	Public Service Electric & Gas
	Company
	3.600%, 12/01/47	170,037
250,000	Southern California Edison
	Company
	3.400%, 06/01/23	262,444
		2,224,386
	TOTAL CORPORATE BONDS
	(Cost $25,922,944)	27,333,331
CONVERTIBLE BOND (0.3%)
	Communication Services (0.3%)
150,000	Twitter, Inc.
	1.000%, 09/15/21
	(Cost $145,871)	146,680
BANK LOANS (2.5%)
	Communication Services (0.2%)
124,043	Zayo Group, LLC / Zayo Capital,
	Inc."
	3.645%, 01/19/21
	1 mo. LIBOR + 2.00%	124,247

See accompanying Notes to Schedule of Investments

3

2/26/2020 12:01 PM

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Financials (0.7%)		370,466	3.000%, 02/01/33	$382,890
			353,717	4.000%, 03/01/47	373,613
190,485	GLP Financing, LLC"
			673,973	Freddie Mac Multifamily
	3.281%, 04/28/21
				Structured Pass Through
	1 mo. LIBOR + 1.50%	$190,247
				Certificates Class A1
90,877	MGM Growth Properties
				2.892%, 06/25/27	702,179
	Operating Partnership LP"
				Government National Mortgage
	3.566%, 03/21/25
				Association II Pool
	1 mo. LIBOR + 2.00%	91,209
			652,734	3.500%, 10/20/47	680,104
168,664	Level 3 Financing, Inc."
			460,018	3.000%, 10/20/47	475,807
	3.395%, 03/01/27
				United States Treasury Bond
	1 mo. LIBOR + 1.75%	168,537
			1,400,000	2.250%, 08/15/49^	1,478,641

		449,993	1,000,000	3.500%, 02/15/39	1,274,375
	Health Care (1.2%)		1,000,000	2.750%, 08/15/47^	1,157,813
			750,000	2.875%, 11/15/46^	885,234

279,864	Mallinckrodt International Finance,		500,000	3.000%, 05/15/47	604,922
	SA"		300,000	3.000%, 02/15/49	366,375
	4.695%, 09/24/24		250,000	2.375%, 11/15/49	271,250
	3 mo. LIBOR + 2.75%	235,190		United States Treasury Inflation
270,811	Amneal Pharmaceuticals, LLC"			Indexed Note
	5.188%, 05/04/25		1,042,710	0.500%, 01/15/28	1,097,126
	1 mo. LIBOR + 3.50%	248,922	542,285	0.375%, 07/15/25	561,970
247,491	HCA, Inc."			United States Treasury Note
	3.395%, 03/13/25		3,000,000	1.250%, 08/31/24	2,991,328
	1 mo. LIBOR + 1.75%	249,134	2,000,000	1.375%, 08/31/26	1,995,938
		733,246	1,350,000	1.750%, 06/30/24	1,374,838
			1,000,000	1.625%, 12/15/22	1,009,102
	Industrials (0.4%)
			1,000,000	1.625%, 08/15/29^	1,010,781
124,051	Navistar International Corp."		1,000,000	1.500%, 11/30/21	1,002,773
			750,000	2.875%, 11/30/25	812,900
	5.170%, 11/06/24
			500,000	2.500%, 02/28/26	532,383
	1 mo. LIBOR + 3.50%	124,578
			400,000	1.875%, 06/30/26	411,609
125,000	Berry Global, Inc."
			250,000	1.750%, 07/31/24	254,697
	3.677%, 10/01/22

	1 mo. LIBOR + 2.00%	125,709		TOTAL U.S. GOVERNMENT
		250,287
				AND AGENCY SECURITIES

	TOTAL BANK LOANS			(Cost $22,621,307)	23,867,081

	(Cost $1,621,575)	1,557,773	ASSET BACKED SECURITIES (6.1%)

RESIDENTIAL MORTGAGE BACKED SECURITIES (5.2%)			250,000	Credit Acceptance Auto Loan
				Trust Series 2018-3A, Class A*
	Other (5.2%)
				3.550%, 08/15/27	254,604
250,000	BX Trust*		235,000	Dell Equipment Finance Trust
				Series 2017-2, Class B*
	3.202%, 12/09/41	269,617			235,539
	Federal National Mortgage			2.470%, 10/24/22
			250,000	DT Auto Owner Trust 2020-1*
	Association
				2.160%, 05/15/24	250,575
909,047	3.500%, 02/01/49	940,595	105,225
698,827	4.000%, 06/01/48	731,314		Enterprise Fleet Financing, LLC
				Series 2018-1, Class A2*
450,926	3.000%, 03/01/47	465,727
303,145	2.500%, 09/01/31	309,763	500,000	2.870%, 10/20/23	105,873
460,000	Freddie Mac Multifamily			Ford Credit Floorplan Master
				Owner Trust Series 2018-1, Class
	Structured Pass Through
	Certificates Class A2			A1	508,044
	3.350%, 01/25/28	506,680		2.950%, 05/15/23
			265,405	Hertz Fleet Lease Funding, LP

	TOTAL RESIDENTIAL			Series 2018-1, Class A2*
	MORTGAGE BACKED			3.230%, 05/10/32	267,479
	SECURITIES		439,825	MVW Owner Trust Series 2019-
	(Cost $3,069,694)	3,223,696		1A, Class A*
				2.890%, 11/20/36	451,823
U.S. GOVERNMENT AND AGENCY SECURITIES (38.7%)			300,000	OSCAR US Funding Trust IX, LLC
				Series 2018-2A, Class A3*
	Federal National Mortgage
				3.390%, 09/12/22	304,257
	Association
			105,522	SoFi Consumer Loan Program
912,023	3.000%, 07/01/46	941,960
				Trust Series 2018-4, Class A*
755,667	3.500%, 08/01/47	788,495
				3.540%, 11/26/27	106,516
404,098	4.500%, 04/01/48	427,978

See accompanying Notes to Schedule of Investments

4

2/26/2020 12:01 PM

Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
235,647	SoFi Professional Loan Program
	LLC Series 2016-C, Class A2B*
	2.360%, 12/27/32	$236,875
500,000	SoFi Professional Loan Program
	LLC Series 2017-F, Class A2FX*
	2.840%, 01/25/41	510,664
500,000	Toyota Auto Loan Extended Note
	Trust Series 2019-1A, Class A*
	2.560%, 11/25/31	518,239
TOTAL ASSET BACKED
SECURITIES
(Cost $3,684,495)	3,750,488
VALUE
TOTAL INVESTMENTS (108.1%)
(Cost $63,828,805)	$66,642,088
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-7.4%)	(4,583,950)
LIABILITIES, LESS OTHER ASSETS (-0.7%)	(416,967)
NET ASSETS (100.0%)	$61,641,171

NOTES TO SCHEDULE OF INVESTMENTS

NUMBER OF
SHARES	VALUE

SHORT TERM INVESTMENTS (3.5%)

1,089,538	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	1,090,082
1,089,007	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	1,089,007
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $2,178,969)	2,179,089
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

"Variable rate security. The rate shown is the rate in effect at

January 31, 2020.

***The rate disclosed is the 7 day net yield as of January 31,

2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

Note: Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

INVESTMENT OF CASH COLLATERAL FOR SECURITIES

LOANED (7.4%)

4,583,950	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $4,583,950)	4,583,950

See accompanying Notes to Schedule of Investments

5

2/26/2020 12:01 PM

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

FUTURES CONTRACTS

				Market Value/
				Unrealized
Number of		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
Buys
1,000,000	U.S. Treasury Note 5-Year	Mar 2020	$1,203,203	$16,459

See accompanying Notes to Schedule of Investments

6

2/26/2020 12:01 PM

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (83.4%)

	Communication Services (13.5%)
200,000	Altice France, SA*
	7.375%, 05/01/26	$213,516
125,000	Arrow Bidco, LLC*
	9.500%, 03/15/24	125,233
	CenturyLink, Inc.*
110,000	4.000%, 02/15/27	111,019
45,000	5.125%, 12/15/26	46,349
170,000	Cincinnati Bell, Inc.*
	8.000%, 10/15/25	181,262
115,000	CommScope, Inc.*
	5.500%, 03/01/24	118,436
80,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	76,387
	CSC Holdings, LLC*
315,000	5.750%, 01/15/30	338,860
200,000	5.500%, 05/15/26	210,085
200,000	5.500%, 04/15/27	212,872
75,000	Cumulus Media New Holdings,
	Inc.*
	6.750%, 07/01/26	79,172
75,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Company*
	5.375%, 08/15/26	74,832
562,000	Embarq Corp.
	7.995%, 06/01/36	625,489
	Entercom Media Corp.*
120,000	7.250%, 11/01/24^	127,048
70,000	6.500%, 05/01/27	75,064
	Frontier Communications Corp.
610,000	7.125%, 01/15/23	287,920
80,000	8.500%, 04/01/26*	82,136
50,000	8.000%, 04/01/27*	52,297
25,000	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
	5.250%, 12/01/27	26,263
125,000	Gray Television, Inc.*
	7.000%, 05/15/27	136,397
	Hughes Satellite Systems Corp.
90,000	6.625%, 08/01/26^	99,791
30,000	5.250%, 08/01/26	32,655
55,000	iHeartCommunications, Inc.
	8.375%, 05/01/27	59,923
450,000	Inmarsat Finance, PLC*
	4.875%, 05/15/22	455,722
	Intelsat Jackson Holdings, SA
195,000	9.750%, 07/15/25*	166,508
50,000	5.500%, 08/01/23	40,992
200,000	LCPR Senior Secured Financing
	DAC*
	6.750%, 10/15/27	212,060
	Netflix, Inc.
80,000	4.875%, 06/15/30*	83,682
45,000	4.875%, 04/15/28	48,191
175,000	Scripps Escrow, Inc.*
	5.875%, 07/15/27	184,344
	Sprint Corp.
310,000	7.125%, 06/15/24	320,766
200,000	7.875%, 09/15/23^	212,650
145,000	7.625%, 03/01/26	151,635
48,000	7.250%, 02/01/28*	47,544
PRINCIPAL
AMOUNT		VALUE
80,000	Telecom Italia Capital, SA
	6.000%, 09/30/34	$90,145
	Telesat Canada / Telesat, LLC*
81,000	4.875%, 06/01/27	83,596
45,000	6.500%, 10/15/27	47,158
196,000	United States Cellular Corp.
	6.700%, 12/15/33	222,151
	Windstream Services, LLC /
	Windstream Finance Corp.@
42,000	7.750%, 10/01/21	5,266
24,000	10.500%, 06/30/24*	9,921
55,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	56,275
		5,831,612
	Consumer Discretionary (14.6%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
72,000	6.625%, 01/15/28	73,490
54,000	9.875%, 04/01/27	62,317
190,000	Beverages & More, Inc.*
	11.500%, 06/15/22	123,574
	Boyd Gaming Corp.
140,000	6.000%, 08/15/26	148,859
50,000	4.750%, 12/01/27*	50,984
155,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*
	5.250%, 10/15/25	157,699
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.*
430,000	5.125%, 05/01/27	450,556
170,000	5.000%, 02/01/28	178,178
75,000	Cedar Fair, LP*
	5.250%, 07/15/29	79,361
	Century Communities, Inc.
125,000	6.750%, 06/01/27*	135,778
85,000	5.875%, 07/15/25	89,436
263,000	Dana, Inc.
	5.500%, 12/15/24	271,091
150,000	DISH DBS Corp.
	7.750%, 07/01/26	157,680
270,000	Eldorado Resorts, Inc.
	6.000%, 04/01/25	283,187
	ESH Hospitality, Inc.*
130,000	5.250%, 05/01/25	133,412
50,000	4.625%, 10/01/27	50,063
	Ford Motor Credit Company, LLC
200,000	4.134%, 08/04/25	205,257
200,000	3.664%, 09/08/24	203,334
200,000	goeasy, Ltd.*
	5.375%, 12/01/24	206,462
175,000	Guitar Center, Inc.*
	9.500%, 10/15/21	174,273
25,000	Installed Building Products, Inc.*
	5.750%, 02/01/28	26,780
200,000	International Game Technology,
	PLC*
	6.250%, 01/15/27	226,375
180,000	L Brands, Inc.
	6.875%, 11/01/35	180,673
135,000	Lennar Corp.
	5.250%, 06/01/26	149,775
	M/I Homes, Inc.
170,000	5.625%, 08/01/25	179,079

See accompanying Notes to Schedule of Investments

1

2/25/2020 12:38 PM

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
70,000	4.950%, 02/01/28*	$72,188
	Mattel, Inc.*
125,000	5.875%, 12/15/27	131,723
115,000	6.750%, 12/31/25	123,472
200,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	193,269
155,000	Meritage Homes Corp.
	6.000%, 06/01/25	175,765
50,000	Michaels Stores, Inc.*^
	8.000%, 07/15/27	44,922
162,000	Newell Brands, Inc.
	4.200%, 04/01/26	169,308
160,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	164,406
	Rite Aid Corp.
235,000	6.125%, 04/01/23*	214,236
170,000	7.700%, 02/15/27^	139,233
75,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	72,909
50,000	Service Corp. International
	5.125%, 06/01/29	53,380
	Sirius XM Radio, Inc.*
125,000	5.500%, 07/01/29	134,968
125,000	4.625%, 07/15/24	129,956
125,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	126,637
75,000	Taylor Morrison Communities,
	Inc.*
	5.750%, 01/15/28	82,109
125,000	Twin River Worldwide Holdings,
	Inc.*^
	6.750%, 06/01/27	132,496
45,845	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	48,148
105,000	VOC Escrow, Ltd.*
	5.000%, 02/15/28	109,420
		6,316,218
	Consumer Staples (4.1%)
125,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLC
	5.750%, 03/15/25	129,901
75,000	Dean Foods Company*@
	6.500%, 03/15/23	14,456
85,000	Energizer Holdings, Inc.*
	6.375%, 07/15/26	90,603
120,000	Fresh Market, Inc.*
	9.750%, 05/01/23	58,915
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
270,000	5.875%, 07/15/24	277,916
205,000	6.750%, 02/15/28	227,784
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
100,000	5.500%, 01/15/30	108,583
42,000	6.500%, 04/15/29	47,057
	New Albertson's, Inc.
63,000	7.750%, 06/15/26	68,202
27,000	8.000%, 05/01/31	29,509
	Pilgrim's Pride Corp.*
145,000	5.875%, 09/30/27	154,368
60,000	5.750%, 03/15/25	61,893
PRINCIPAL
AMOUNT		VALUE
	Post Holdings, Inc.*
110,000	5.750%, 03/01/27	$116,252
35,000	5.500%, 12/15/29	37,215
30,000	5.625%, 01/15/28	31,889
104,000	Simmons Foods, Inc.*
	7.750%, 01/15/24	111,544
	Vector Group, Ltd.*
131,000	6.125%, 02/01/25	130,627
50,000	10.500%, 11/01/26	52,450
		1,749,164
	Energy (7.8%)
85,000	Apergy Corp.
	6.375%, 05/01/26	90,208
82,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	53,834
	Buckeye Partners, LP
75,000	3.950%, 12/01/26	74,439
50,000	5.850%, 11/15/43	47,563
101,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	38,379
215,000	California Resources Corp.*
	8.000%, 12/15/22	73,400
145,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	53,875
110,000	Cheniere Energy Partners, LP
	5.625%, 10/01/26	115,566
74,000	Chesapeake Energy Corp.*^
	11.500%, 01/01/25	60,172
125,000	DCP Midstream Operating, LP*"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	115,949
	Denbury Resources, Inc.
129,000	7.750%, 02/15/24*	103,888
45,000	9.250%, 03/31/22*	39,628
33,000	5.500%, 05/01/22	20,200
75,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	61,285
220,000	Energy Transfer Operating, LP"
	4.781%, 11/01/66
	3 mo. USD LIBOR + 3.02%	180,322
	EnLink Midstream Partners, LP
120,000	6.000%, 12/15/22"
	3 mo. USD LIBOR + 4.11%	83,983
120,000	4.850%, 07/15/26	111,039
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*@
100,000	9.375%, 05/01/24	3,053
60,000	7.750%, 05/15/26	40,674
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
150,000	6.500%, 10/01/25	147,377
150,000	6.250%, 05/15/26	143,401
	Gulfport Energy Corp.
130,000	6.375%, 05/15/25	65,846
100,000	6.000%, 10/15/24	56,157
24,000	Hess Midstream Partners, LP*
	5.125%, 06/15/28	24,880
24,000	Holly Energy Partners, LP / Holly
	Energy Finance Corp.*
	5.000%, 02/01/28	24,373
45,000	Laredo Petroleum, Inc.
	10.125%, 01/15/28	40,163
183,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	119,886

See accompanying Notes to Schedule of Investments

2

2/25/2020 12:38 PM

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
135,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*
	6.000%, 08/01/26	$140,040
205,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*@
	10.625%, 05/01/24	27,293
	Moss Creek Resources Holdings,
	Inc.*
50,000	7.500%, 01/15/26	37,235
45,000	10.500%, 05/15/27	36,170
50,000	Murphy Oil Corp.
	5.875%, 12/01/27	51,358
45,000	Nine Energy Service, Inc.*
	8.750%, 11/01/23	38,086
65,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	49,720
150,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	155,534
75,000	Parkland Fuel Corp.*
	5.875%, 07/15/27	79,665
100,000	Plains All American Pipeline, LP"
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	93,547
100,000	SESI, LLC
	7.750%, 09/15/24	62,511
60,000	SM Energy Company^
	6.750%, 09/15/26	54,754
75,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.
	6.500%, 07/15/27	82,034
	Transocean, Inc.*
70,000	7.500%, 01/15/26^	65,463
45,000	8.000%, 02/01/27	41,865
150,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	77,572
50,000	Viper Energy Partners, LP*
	5.375%, 11/01/27	52,192
140,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	132,826
47,000	Weatherford International, Ltd.*
	11.000%, 12/01/24	49,970
95,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	53,650
		3,371,025
	Financials (14.5%)
337,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	331,478
6,000	AG Issuer, LLC*
	6.250%, 03/01/28	558
205,000	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	215,982
160,000	Ally Financial, Inc.
	8.000%, 11/01/31	226,469
205,000	Amwins Group, Inc.*
	7.750%, 07/01/26	224,265
310,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	318,274
PRINCIPAL
AMOUNT		VALUE
215,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	$219,007
70,000	Bank of America Corp."
	4.300%, 01/28/25
	3 mo. USD LIBOR + 2.66%	70,045
165,000	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco, LLC*
	5.750%, 05/15/26	172,503
	Credit Acceptance Corp.*
130,000	6.625%, 03/15/26	140,980
89,000	5.125%, 12/31/24	93,111
125,000	Donnelley Financial Solutions, Inc.
	8.250%, 10/15/24	130,389
116,000	Global Aircraft Leasing Company,
	Ltd.*
	6.500%, 09/15/24
	7.250% PIK rate	118,930
156,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	161,936
75,000	HAT Holdings I, LLC / HAT
	Holdings II, LLC*
	5.250%, 07/15/24	79,023
420,000	HUB International, Ltd.*
	7.000%, 05/01/26	434,467
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
115,000	5.250%, 05/15/27	115,435
23,000	4.750%, 09/15/24	23,573
160,000	ILFC E-Capital Trust II*"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	132,374
230,000	Iron Mountain, Inc.*
	5.250%, 03/15/28	240,742
	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
275,000	7.250%, 08/15/24	283,738
200,000	6.250%, 06/03/26	210,740
	Ladder Capital Finance Holdings
	LLLP / Ladder Capital Finance
	Corp.*
140,000	5.250%, 10/01/25	144,629
25,000	4.250%, 02/01/27	24,977
150,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	155,009
230,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	240,466
260,000	MetLife, Inc.
	6.400%, 12/15/66	326,032
189,000	Nationstar Mortgage, LLC /
	Nationstar Capital Corp.
	6.500%, 07/01/21	189,079
	Navient Corp.
168,000	5.000%, 03/15/27	167,746
100,000	6.750%, 06/25/25^	109,436
125,000	Radian Group, Inc.
	4.875%, 03/15/27	132,255
	Springleaf Finance Corp.
185,000	6.875%, 03/15/25	209,814
140,000	7.125%, 03/15/26	161,118
25,000	6.625%, 01/15/28	28,245
150,000	Starwood Property Trust, Inc.
	4.750%, 03/15/25	157,020
45,000	Tronox Finance, PLC*^
	5.750%, 10/01/25	45,023

See accompanying Notes to Schedule of Investments

3

2/25/2020 12:38 PM

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	VICI Properties, LP / VICI Note
	Company, Inc.*
96,000	3.750%, 02/15/27	$96,490
56,000	4.625%, 12/01/29	58,604
48,000	4.125%, 08/15/30	48,776
		6,238,738
	Health Care (9.4%)
180,000	Acadia Healthcare Company, Inc.
	6.500%, 03/01/24	185,850
295,000	Bausch Health Americas, Inc.*
	8.500%, 01/31/27	333,773
	Centene Corp.*
100,000	4.250%, 12/15/27	104,552
75,000	4.625%, 12/15/29	80,945
	CHS/Community Health Systems,
	Inc.
388,000	8.125%, 06/30/24*	349,685
110,000	8.000%, 03/15/26*	114,935
75,000	6.250%, 03/31/23	76,409
265,000	DaVita, Inc.
	5.125%, 07/15/24	271,169
200,000	Endo DAC / Endo Finance, LLC /
	Endo Finco, Inc.*
	6.000%, 07/15/23	152,957
130,000	HCA, Inc.
	7.500%, 11/06/33	165,006
78,000	Hill-Rom Holdings, Inc.*
	4.375%, 09/15/27	79,892
240,000	Magellan Health, Inc.
	4.900%, 09/22/24	250,399
	Mallinckrodt International Finance,
	SA / Mallinckrodt CB, LLC*
80,000	5.625%, 10/15/23	31,626
70,000	4.875%, 04/15/20	56,927
165,000	Par Pharmaceutical, Inc.*
	7.500%, 04/01/27	167,925
107,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	63,133
	Tenet Healthcare Corp.
220,000	6.250%, 02/01/27*	233,222
140,000	4.625%, 07/15/24	143,835
130,000	6.875%, 11/15/31	134,401
125,000	4.875%, 01/01/26*	129,147
145,000	Teva Pharmaceutical Finance
	Company, BV
	2.950%, 12/18/22	140,090
	Teva Pharmaceutical Finance
	Netherlands III, BV
325,000	2.800%, 07/21/23	303,592
200,000	6.000%, 04/15/24^	203,985
30,000	2.200%, 07/21/21	29,601
240,000	West Street Merger Sub, Inc.*
	6.375%, 09/01/25	237,379
		4,040,435
	Industrials (12.3%)
200,000	ACCO Brands Corp.*^
	5.250%, 12/15/24	208,285
	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
120,000	4.625%, 01/15/27	121,720
96,000	4.875%, 02/15/30	98,702
	Allison Transmission, Inc.*
175,000	4.750%, 10/01/27	182,235
PRINCIPAL
AMOUNT		VALUE
25,000	5.875%, 06/01/29	$27,345
50,000	American Airlines Group, Inc.*
	5.000%, 06/01/22	52,034
115,000	Arconic, Inc.
	5.125%, 10/01/24	124,235
225,000	ARD Finance, SA*
	6.500%, 06/30/27
	7.250% PIK rate	232,811
	Avolon Holdings Funding, Ltd.*
50,000	5.250%, 05/15/24	55,136
45,000	2.875%, 02/15/25	45,383
150,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	149,396
	Cascades Inc/Cascades USA,
	Inc.*
75,000	5.125%, 01/15/26^	77,780
50,000	5.375%, 01/15/28	51,769
	Covanta Holding Corp.
160,000	5.875%, 03/01/24	163,310
45,000	5.875%, 07/01/25	46,806
155,000	Delphi Technologies, PLC*^
	5.000%, 10/01/25	171,800
45,000	EnerSys*
	4.375%, 12/15/27	45,059
200,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	208,077
24,000	GFL Environmental, Inc.*
	5.125%, 12/15/26	24,821
	Golden Nugget, Inc.*
135,000	6.750%, 10/15/24	138,863
130,000	8.750%, 10/01/25	137,137
50,000	Granite Holdings US Acquisition
	Company*
	11.000%, 10/01/27	52,439
60,000	Graphic Packaging International,
	LLC*
	4.750%, 07/15/27	64,979
155,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	163,778
165,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	172,781
125,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	130,697
	Hertz Corp.*
97,000	6.000%, 01/15/28	97,946
62,000	7.625%, 06/01/22	64,284
150,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	153,923
75,000	KeHE Distributors, LLC / KeHE
	Finance Corp.*
	8.625%, 10/15/26	79,718
205,000	Meritor, Inc.
	6.250%, 02/15/24	210,277
60,000	Moog, Inc.*
	4.250%, 12/15/27	61,779
120,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	122,236
80,000	Navistar International Corp.*
	6.625%, 11/01/25	83,975
95,000	Novelis Corp.*
	4.750%, 01/30/30	95,475
175,000	Park-Ohio Industries, Inc.
	6.625%, 04/15/27	178,280
50,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	54,549

See accompanying Notes to Schedule of Investments

4

2/25/2020 12:38 PM

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
80,000	Scientific Games International,
	Inc.*
	5.000%, 10/15/25	$82,374
	Station Casinos, LLC*
124,000	5.000%, 10/01/25	127,251
84,000	4.500%, 02/15/28	83,841
105,000	Tennant Company
	5.625%, 05/01/25	110,049
	TransDigm, Inc.
195,000	7.500%, 03/15/27	213,661
125,000	6.250%, 03/15/26*	135,156
	United Rentals North America,
	Inc.
125,000	5.875%, 09/15/26	133,480
55,000	6.500%, 12/15/26	59,915
75,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	77,331
115,000	XPO Logistics, Inc.*^
	6.750%, 08/15/24	124,762
		5,297,640
	Information Technology (1.2%)
50,000	CDK Global, Inc.*
	5.250%, 05/15/29	53,818
130,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	124,329
48,000	Fair Isaac Corp.*
	4.000%, 06/15/28	48,928
150,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	130,642
75,000	MTS Systems Corp.*
	5.750%, 08/15/27	79,199
66,000	PTC, Inc.*
	4.000%, 02/15/28	66,964
		503,880
	Materials (3.8%)
47,000	Allegheny Technologies, Inc.
	5.875%, 12/01/27	48,004
75,000	ArcelorMittal, SA
	7.000%, 10/15/39	95,227
335,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*
	6.000%, 02/15/25	350,189
55,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	57,262
25,000	Compass Minerals International,
	Inc.*
	6.750%, 12/01/27	26,823
	Freeport-McMoRan, Inc.
65,000	5.000%, 09/01/27	67,549
48,000	5.450%, 03/15/43	48,969
200,000	INEOS Group Holdings, SA*
	5.625%, 08/01/24	205,297
85,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	89,101
75,000	Kaiser Aluminum Corp.*
	4.625%, 03/01/28	76,556
25,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	27,326
140,000	New Gold, Inc.*
	6.375%, 05/15/25	132,142
25,000	Norbord, Inc.*
	5.750%, 07/15/27	26,283
PRINCIPAL
AMOUNT		VALUE
205,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	$218,302
100,000	Silgan Holdings, Inc.*
	4.125%, 02/01/28	99,921
75,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	78,085
		1,647,036
	Real Estate (0.8%)
130,000	CBL & Associates, LP^
	5.250%, 12/01/23	78,627
125,000	Forestar Group, Inc.*
	8.000%, 04/15/24	136,418
125,000	Service Properties Trust
	4.350%, 10/01/24	131,747
		346,792
	Utilities (1.4%)
72,000	Calpine Corp.*
	4.500%, 02/15/28	71,456
25,000	NextEra Energy Operating
	Partners, LP*
	4.250%, 07/15/24	26,100
85,000	NGPL PipeCo, LLC*
	4.875%, 08/15/27	92,359
179,000	PPL Capital Funding, Inc."
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	175,170
	Talen Energy Supply, LLC*
55,000	10.500%, 01/15/26	48,928
25,000	7.250%, 05/15/27	25,676
150,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	162,685
		602,374
	TOTAL CORPORATE BONDS
	(Cost $36,366,803)	35,944,914
CONVERTIBLE BONDS (1.1%)
	Communication Services (0.0%)
47,000	Intelsat, SA
	4.500%, 06/15/25	20,317
	Consumer Discretionary (0.7%)
150,000	DISH Network Corp.
	2.375%, 03/15/24	138,238
	Liberty Interactive, LLC
125,000	3.750%, 02/15/30	87,583
117,951	4.000%, 11/15/29	83,241
		309,062
	Energy (0.1%)
47,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	29,198
	Financials (0.3%)
125,000	Prospect Capital Corp.
	4.950%, 07/15/22	129,633
	TOTAL CONVERTIBLE BONDS
	(Cost $527,301)	488,210

See accompanying Notes to Schedule of Investments

5

2/25/2020 12:38 PM

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

BANK LOANS (12.3%)

	Communication Services (2.5%)
124,688	Clear Channel Outdoor Holdings,
	Inc.!
	0.000%, 08/21/26	$125,370
74,813	Cumulus Media New Holdings,
	Inc."
	5.395%, 03/31/26
	1 mo. LIBOR + 3.75%	75,512
124,362	Frontier Communications Corp."
	5.400%, 06/15/24
	1 mo. LIBOR + 3.75%	125,796
175,685	iHeartCommunications, Inc."
	5.781%, 05/01/26
	1 mo. LIBOR + 4.00%	176,146
95,000	iHeartCommunications, Inc.!
	0.000%, 05/01/26	95,000
233,900	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	236,866
125,000	Intelsat Jackson Holdings, SA"
	6.305%, 01/02/24
	6 mo. LIBOR + 4.50%	126,562
110,000	Terrier Media Buyer, Inc."
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	111,072
		1,072,324
	Consumer Discretionary (2.0%)
99,433	Michaels Stores, Inc."
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	96,276
340,677	PetSmart, Inc."
	5.670%, 03/11/22
	1 mo. LIBOR + 4.00%	340,380
174,561	Staples, Inc."
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	171,884
250,519	Weight Watchers International,
	Inc."
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	250,912
		859,452
	Energy (1.1%)
100,000	Buckeye Partners, LP"
	4.531%, 11/01/26
	1 mo. LIBOR + 2.75%	101,021
100,000	Epic Crude Services, LP"
	7.040%, 03/02/26
	6 mo. LIBOR + 5.00%	97,250
147,748	McDermott Technology Americas,
	Inc."
	6.945%, 05/09/25
	3 mo. LIBOR + 5.00%	92,527
30,404	McDermott Technology Americas,
	Inc."
	7.484%, 10/21/21
	3 mo. LIBOR + 10.00%	33,064
125,000	Par Pacific Holdings, Inc."
	8.600%, 01/12/26
	3 mo. LIBOR + 6.75%	125,938
		449,800
PRINCIPAL
AMOUNT		VALUE
	Financials (0.7%)
220,000	Connect Finco Sarl!
	0.000%, 12/11/26	$221,736
76,194	GLP Financing, LLC"
	3.281%, 04/28/21
	1 mo. LIBOR + 1.50%	76,099
		297,835
	Health Care (3.1%)
270,811	Amneal Pharmaceuticals, LLC"
	5.188%, 05/04/25
	1 mo. LIBOR + 3.50%	248,922
233,095	Bausch Health Cos., Inc."
	4.670%, 06/02/25
	1 mo. LIBOR + 3.00%	234,334
167,794	Gentiva Health Services, Inc."
	5.069%, 07/02/25
	1 mo. LIBOR + 3.25%	168,633
256,542	Mallinckrodt International Finance,
	SA"
	4.695%, 09/24/24
	3 mo. LIBOR + 2.75%	215,591
265,375	Ortho Clinical Diagnostics, SA"
	5.013%, 06/30/25
	1 mo. LIBOR + 3.25%	263,053
269,458	Team Health Holdings, Inc."
	4.395%, 02/06/24
	1 mo. LIBOR + 2.75%	216,787
		1,347,320
	Industrials (1.8%)
100,000	Allsup's Convenience Stores,
	Inc."
	7.910%, 11/18/24
	1 mo. LIBOR + 6.25%	100,500
199,000	Berry Global, Inc."
	3.781%, 07/01/26
	1 mo. LIBOR + 2.00%	200,119
95,000	Dun & Bradstreet Corp."
	6.661%, 02/06/26
	1 mo. LIBOR + 5.00%	95,677
99,750	Granite Holdings US Acquisition
	Co."
	7.211%, 09/30/26
	3 mo. LIBOR + 5.25%	99,875
124,051	Navistar International Corp."
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	124,578
155,000	Scientific Games International,
	Inc.!
	0.000%, 08/14/24	154,806
		775,555
	Information Technology (1.1%)
247,500	BMC Software Finance, Inc."
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	244,254
125,000	Camelot U.S. Acquisition 1 Co."
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	125,860

See accompanying Notes to Schedule of Investments

6

2/25/2020 12:38 PM

High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
121,835	VFH Parent, LLC"
	5.263%, 03/01/26
	1 mo. LIBOR + 3.50%	$122,445
		492,559
	TOTAL BANK LOANS
	(Cost $5,429,036)	5,294,845
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (0.8%)
	Energy (0.8%)
	NuStar Energy, LP"
6,130	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	139,335
3,692	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	91,192
4,185	NuStar Logistics, LP"
	8.565%, 01/15/43
	3 mo. USD LIBOR + 6.73%	110,777
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $362,419)	341,304
COMMON STOCKS (1.5%)
	Communication Services (0.0%)
1,527	Cumulus Media, Inc. - Class A#	21,378
	Energy (1.5%)
215	Chevron Corp.	23,035
6,100	Energy Transfer, LP	76,799
4,645	Enterprise Products Partners, LP	119,702
1,525	GasLog, Ltd.	9,882
1,840	Magellan Midstream Partners, LP	112,939
790	Schlumberger, Ltd.	26,473
2,675	Targa Resources Corp.	97,637
4,769	Tidewater, Inc.#	72,393
5,504	Transocean, Ltd.^#	25,098
1,565	Weatherford International, PLC^#	44,603
965	Williams Companies, Inc.	19,966
		628,527
	TOTAL COMMON STOCKS
	(Cost $790,264)	649,905
SHORT TERM INVESTMENTS (2.3%)
505,054	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	505,306
503,355	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	503,355
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $1,008,616)	1,008,661
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT	VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.1%)

2,626,546	State Street Navigator Securities
	Lending Government Money Market
	Portfolio†
	(Cost $2,626,546)	$2,626,546
TOTAL INVESTMENTS (107.5%)
(Cost $47,110,985)		46,354,385
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-6.1%)		(2,626,546)
LIABILITIES, LESS OTHER ASSETS¡ (-1.4%)		(606,882)
NET ASSETS (100.0%)		$43,120,957

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

@In default status and considered non-income producing.

"Variable rate security. The rate shown is the rate in effect at

January 31, 2020.

!This position represents an unsettled loan commitment at

period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

¡As of January 31, 2020, the value of unfunded loan commitments was $20,665 for the Funds. See Notes to Schedule of Investments.

Note: Bank Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Bank Loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

7

2/25/2020 12:38 PM

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (70.7%)

	Airlines (1.1%)
380,028	Air Canada Pass Through Trust
	Series 2013-1, Class B*
	5.375%, 11/15/22	$391,557
336,666	Air Canada Pass Through Trust
	Series 2015-2, Class B*
	5.000%, 06/15/25	354,612
262,752	American Airlines Pass Through
	Trust Series 2013-1, Class B*
	5.625%, 07/15/22	268,438
178,474	American Airlines Pass Through
	Trust Series 2013-2, Class B*
	5.600%, 01/15/22	180,603
323,124	British Airways Pass Through
	Trust Series 2013-1, Class A*
	4.625%, 12/20/25	344,364
379,302	Southwest Airlines Company Pass
	Through Trust Series 2007-1
	6.650%, 08/01/22	399,723
457,029	UAL Pass Through Trust Series
	2007-1
	6.636%, 01/02/24	486,277
		2,425,574
	Communication Services (3.1%)
500,000	Activision Blizzard, Inc.
	2.300%, 09/15/21	504,558
	AT&T, Inc.
250,000	2.800%, 02/17/21	252,496
225,000	2.450%, 06/30/20	225,460
200,000	Charter Communications
	Operating, LLC / Charter
	Communications Operating
	Capital
	4.464%, 07/23/22	211,368
	Crown Castle Towers, LLC*
690,000	3.222%, 05/15/42	699,156
300,000	3.720%, 07/15/43	310,694
500,000	Electronic Arts, Inc.
	3.700%, 03/01/21	509,590
500,000	Fox Corp.*
	3.666%, 01/25/22	518,022
500,000	Hughes Satellite Systems Corp.
	7.625%, 06/15/21	534,145
500,000	Inmarsat Finance, PLC*
	4.875%, 05/15/22	506,358
	Netflix, Inc.
250,000	5.500%, 02/15/22	264,725
250,000	5.375%, 02/01/21	257,570
250,000	Qwest Corp.
	6.750%, 12/01/21	268,121
364,000	SBA Communications Corp.
	4.000%, 10/01/22	370,745
218,750	Sprint Spectrum Company, LLC /
	Sprint Spectrum Company II, LLC
	/ Sprint Spectrum Company III,
	LLC*
	3.360%, 03/20/23	220,757
250,000	T-Mobile USA, Inc.
	4.000%, 04/15/22	257,496
PRINCIPAL
AMOUNT		VALUE
750,000	Verizon Communications, Inc.
	3.125%, 03/16/22	$772,489
		6,683,750
	Consumer Discretionary (8.8%)
	American Honda Finance Corp.
500,000	2.200%, 06/27/22^	506,053
250,000	3.150%, 01/08/21^	253,550
250,000	2.000%, 02/14/20	250,016
250,000	1.950%, 05/10/23	252,079
	BMW US Capital, LLC*
250,000	3.100%, 04/12/21	254,180
250,000	2.950%, 04/14/22	256,163
250,000	2.000%, 04/11/21	250,961
	Cargill, Inc.*
500,000	3.250%, 11/15/21	513,737
250,000	3.050%, 04/19/21	254,276
145,154	Continental Airlines Pass Through
	Trust Series 2012-2, Class B
	5.500%, 04/29/22	148,061
	D.R. Horton, Inc.
250,000	4.000%, 02/15/20	250,111
250,000	2.550%, 12/01/20	251,300
	Daimler Finance North America,
	LLC*
500,000	3.000%, 02/22/21	506,122
250,000	3.400%, 02/22/22	256,884
525,354	Delta Air Lines Pass Through
	Trust Series 2007-1, Class A
	6.821%, 02/10/24	576,121
246,424	Delta Air Lines Pass Through
	Trust Series 2007-1, Class B
	8.021%, 02/10/24	269,927
259,769	Delta Air Lines Pass Through
	Trust Series 2012-1, Class A
	4.750%, 11/07/21	262,225
752,000	Expedia Group, Inc.
	5.950%, 08/15/20	767,536
	Ford Motor Credit Company, LLC
750,000	3.339%, 03/28/22	759,975
250,000	3.350%, 11/01/22	253,960
	General Motors Financial
	Company, Inc.
400,000	3.200%, 07/06/21	406,408
250,000	3.200%, 07/13/20	251,115
500,000	GLP Capital, LP / GLP Financing
	II, Inc.
	4.375%, 04/15/21	510,497
500,000	Harley-Davidson Financial
	Services, Inc.*
	3.550%, 05/21/21	510,350
	Hasbro, Inc.
750,000	3.150%, 05/15/21^	760,729
500,000	2.600%, 11/19/22	507,707
250,000	International Game Technology,
	PLC*
	6.250%, 02/15/22	262,089
	Lennar Corp.
500,000	4.750%, 11/15/22	527,405
250,000	6.250%, 12/15/21	263,298
	Marriott International, Inc."
500,000	2.535%, 03/08/21
	3 mo. USD LIBOR + 0.65%	502,278
250,000	2.507%, 12/01/20
	3 mo. USD LIBOR + 0.60%	251,023

See accompanying Notes to Schedule of Investments

1

2/26/2020 5:02 PM

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
353,000	McDonald's Corp.
	3.625%, 05/20/21	$362,032
500,000	Newell Brands, Inc.
	3.850%, 04/01/23	520,795
750,000	Nissan Motor Acceptance Corp.*
	2.150%, 07/13/20	750,904
500,000	Panasonic Corp.*
	2.536%, 07/19/22	506,905
500,000	Penske Automotive Group, Inc.
	3.750%, 08/15/20	503,313
500,000	Penske Truck Leasing Company,
	LP / PTL Finance Corp.*
	3.650%, 07/29/21	512,825
525,000	PulteGroup, Inc.^
	4.250%, 03/01/21	535,093
500,000	Service Corp. International
	8.000%, 11/15/21	548,347
750,000	Sirius XM Radio, Inc.*
	3.875%, 08/01/22	762,502
605,000	Taylor Morrison Communities,
	Inc.*
	5.875%, 04/15/23	653,512
355,000	Toll Brothers Finance Corp.
	5.875%, 02/15/22	377,111
500,000	Toyota Motor Corp.
	2.157%, 07/02/22	506,422
250,000	Toyota Motor Credit Corp.^
	2.650%, 04/12/22	255,689
534,629	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	561,491
		19,203,077
	Consumer Staples (2.3%)
500,000	Altria Group, Inc.
	3.490%, 02/14/22	516,065
133,000	Anheuser-Busch InBev
	Worldwide, Inc.
	2.500%, 07/15/22	135,818
250,000	Archer-Daniels-Midland Company
	3.375%, 03/15/22	258,567
100,000	Conagra Brands, Inc.^"
	2.378%, 10/09/20
	3 mo. USD LIBOR + 0.50%	100,222
250,000	Constellation Brands, Inc.
	2.250%, 11/06/20	250,843
516,000	General Mills, Inc.
	3.200%, 04/16/21	525,396
500,000	JBS USA LUX, SA / JBS USA
	Finance, Inc.*
	5.875%, 07/15/24	514,660
653,000	Land O'Lakes, Inc.*
	6.000%, 11/15/22	694,129
	Mondelez International Holdings
	Netherlands, BV*
500,000	2.000%, 10/28/21	501,965
250,000	2.125%, 09/19/22^	252,080
	Unilever Capital Corp.
350,000	4.250%, 02/10/21^	358,970
150,000	3.000%, 03/07/22	154,219
685,000	WM Wrigley Jr. Company*
	3.375%, 10/21/20	691,905
		4,954,839
PRINCIPAL
AMOUNT		VALUE
	Energy (3.3%)
750,000	Baltimore Gas & Electric
	Company
	2.800%, 08/15/22	$767,310
558,000	Buckeye Partners, LP
	4.875%, 02/01/21	566,897
300,000	CenterPoint Energy Houston
	Electric, LLC
	1.850%, 06/01/21	300,855
313,000	Continental Resources, Inc.
	5.000%, 09/15/22	314,801
500,000	DCP Midstream Operating, LP*
	4.750%, 09/30/21	513,605
	Enterprise Products Operating,
	LLC
250,000	3.500%, 02/01/22	258,490
125,000	2.850%, 04/15/21	126,609
500,000	Halliburton Company
	3.250%, 11/15/21	510,998
225,000	Magellan Midstream Partners, LP
	4.250%, 02/01/21	230,300
750,000	Midwest Connector Capital
	Company, LLC*
	3.625%, 04/01/22	773,644
1,000,000	Occidental Petroleum Corp.
	2.700%, 08/15/22	1,015,640
250,000	ONEOK, Inc.
	2.750%, 09/01/24	255,864
500,000	Phillips 66
	4.300%, 04/01/22	526,440
500,000	Saudi Arabian Oil Company*
	2.750%, 04/16/22	508,040
500,000	TransCanada PipeLines, Ltd.
	3.800%, 10/01/20	506,025
		7,175,518
	Financials (31.4%)
	AerCap Ireland Capital DAC /
	AerCap Global Aviation Trust
500,000	2.875%, 08/14/24	511,217
150,000	4.450%, 12/16/21^	156,562
355,000	AerCap Ireland Capital, Ltd. /
	AerCap Global Aviation Trust
	4.625%, 10/30/20	361,820
250,000	AIG Global Funding*
	2.300%, 07/01/22	252,681
	Ally Financial, Inc.
500,000	4.125%, 02/13/22	520,025
250,000	4.250%, 04/15/21	256,678
250,000	4.125%, 03/30/20	250,879
	American Express Company
250,000	3.700%, 11/05/21	258,288
250,000	3.000%, 02/22/21	253,225
250,000	2.750%, 05/20/22	255,538
250,000	American Express Credit Corp.
	2.375%, 05/26/20	250,319
	American International Group, Inc.
500,000	3.300%, 03/01/21	507,957
250,000	4.875%, 06/01/22	266,991
1,051,000	Ameriprise Financial, Inc.
	3.000%, 03/22/22	1,078,132
	Aon Corp.
500,000	2.200%, 11/15/22	505,513
350,000	5.000%, 09/30/20	357,324
680,000	Ares Capital Corp.
	3.500%, 02/10/23	699,115

See accompanying Notes to Schedule of Investments

2

2/26/2020 5:02 PM

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
1,000,000	Asian Development Bank		1,000,000	1.625%, 12/15/20	$1,000,915
	1.625%, 03/16/21	$ 1,001,615	1,000,000	1.625%, 06/15/21	1,002,710
750,000	Aviation Capital Group, LLC*		500,000	Fifth Third Bank^
	2.875%, 01/20/22	759,919		2.875%, 10/01/21	509,517
608,000	Axis Specialty Finance, LLC		750,000	Franklin Resources, Inc.
	5.875%, 06/01/20	615,755		2.800%, 09/15/22	770,617
	Bank of America Corp."			Goldman Sachs Group, Inc.
500,000	2.369%, 07/21/21		500,000	3.000%, 04/26/22^	507,322
	3 mo. USD LIBOR + 0.66%	501,468	225,000	2.625%, 04/25/21	227,226
250,000	2.456%, 10/22/25		250,000	HAT Holdings I, LLC / HAT
	3 mo. USD LIBOR + 0.87%	255,475		Holdings II, LLC*
	Bank of Montreal			5.250%, 07/15/24	263,410
500,000	2.900%, 03/26/22	512,412	500,000	Huntington National Bank
500,000	2.050%, 11/01/22	505,170		1.800%, 02/03/23	501,655
250,000	2.100%, 06/15/20	250,341		Hyundai Capital America*
	Bank of New York Mellon Corp.		250,000	3.950%, 02/01/22	258,769
500,000	1.950%, 08/23/22	504,168	250,000	3.000%, 06/20/22	254,798
250,000	2.450%, 11/27/20	251,460	250,000	2.600%, 03/19/20	250,178
	Bank of Nova Scotia			Inter-American Development Bank
500,000	2.500%, 01/08/21	503,915	1,500,000	2.125%, 11/09/20	1,506,532
500,000	2.375%, 01/18/23	510,510	1,000,000	1.924%, 03/15/22"
250,000	1.950%, 02/01/23	251,638		3 mo. USD LIBOR + 0.03%	1,000,245
	BP Capital Markets, PLC		1,000,000	1.750%, 04/14/22	1,007,720
400,000	3.561%, 11/01/21	413,300	1,000,000	1.750%, 03/14/25	1,017,675
100,000	2.315%, 02/13/20	100,013		International Bank for
	Buffalo State College Foundation			Reconstruction & Development
	Housing Corp.		1,500,000	1.375%, 05/24/21	1,499,137
450,000	2.100%, 11/01/22	450,000	1,000,000	2.125%, 11/01/20	1,004,310
400,000	2.000%, 11/01/21	400,000	1,000,000	1.625%, 02/10/22	1,004,740
500,000	Capital One Financial Corp.		1,000,000	1.625%, 01/15/25	1,011,105
	3.450%, 04/30/21	509,775	100,000	International Lease Finance Corp.
500,000	Capital One NA			4.625%, 04/15/21	103,204
	2.150%, 09/06/22	504,800	500,000	Jackson National Life Global
	Caterpillar Financial Services			Funding*
	Corp.			3.300%, 06/11/21	511,112
400,000	3.350%, 12/07/20	405,476	500,000	JPMorgan Chase Bank, N.A."
250,000	2.950%, 02/26/22	256,613		2.604%, 02/01/21
250,000	2.650%, 05/17/21^	253,339		3 mo. USD LIBOR + 0.28%	500,000
500,000	CIT Group, Inc.		500,000	KeyCorp
	4.125%, 03/09/21	509,042		2.900%, 09/15/20	503,415
500,000	Citibank, N.A."			Kreditanstalt fuer Wiederaufbau
	3.165%, 02/19/22		2,000,000	2.500%, 02/15/22	2,044,260
	3 mo. USD LIBOR + 0.53%	507,287	1,500,000	1.500%, 04/20/20	1,499,737
	Citigroup, Inc.		1,000,000	1.875%, 12/15/20	1,003,265
250,000	2.400%, 02/18/20	250,044	500,000	Lloyds Banking Group, PLC^"
250,000	2.312%, 11/04/22"			2.858%, 03/17/23
	SOFR + 0.87%	251,810		3 mo. USD LIBOR + 1.25%	508,422
250,000	Citizens Bank, N.A.		250,000	Macquarie Bank, Ltd.*
	3.250%, 02/14/22	257,133		2.100%, 10/17/22	252,083
500,000	Comerica Bank		650,000	Macquarie Group, Ltd.*"
	2.500%, 06/02/20	501,160		4.150%, 03/27/24
475,000	Credit Acceptance Corp.*			3 mo. USD LIBOR + 1.33%	690,534
	5.125%, 12/31/24	496,943		Marsh & McLennan Companies,
625,000	Credit Suisse AG/New York NY^			Inc.
	2.100%, 11/12/21	629,650	250,000	4.800%, 07/15/21	259,183
750,000	Danske Bank, A/S*"		250,000	2.350%, 03/06/20	250,070
	3.001%, 09/20/22			Metropolitan Life Global Funding
	3 mo. USD LIBOR + 1.25%	758,737		I*
	Discover Bank		500,000	3.375%, 01/11/22	516,157
500,000	3.100%, 06/04/20	501,630	500,000	2.400%, 06/17/22	508,470
250,000	2.450%, 09/12/24^	253,046	750,000	Mitsubishi UFJ Financial Group,
500,000	ERP Operating, LP			Inc.
	4.625%, 12/15/21	523,050		3.218%, 03/07/22	772,054
500,000	Essex Portfolio, LP^		750,000	Mizuho Financial Group, Inc."
	3.625%, 08/15/22	519,482		2.721%, 07/16/23
	European Investment Bank^			3 mo. USD LIBOR + 0.84%	763,477
1,500,000	2.000%, 03/15/21	1,508,475

See accompanying Notes to Schedule of Investments

3

2/26/2020 5:02 PM

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	National Bank of Canada
500,000	2.150%, 10/07/22*	$503,793
500,000	2.100%, 02/01/23	503,370
500,000	NatWest Markets, PLC*
	3.625%, 09/29/22	520,612
500,000	Navient Corp.
	5.875%, 03/25/21	516,820
	PACCAR Financial Corp.
500,000	2.850%, 03/01/22	512,882
500,000	2.000%, 09/26/22	505,243
	PNC Bank, N.A.
500,000	2.500%, 01/22/21	503,610
250,000	2.232%, 07/22/22"
	3 mo. USD LIBOR + 0.44%	251,850
250,000	PNC Financial Services Group,
	Inc.
	2.200%, 11/01/24	255,026
250,000	Prudential Financial, Inc.^
	4.500%, 11/16/21	262,536
1,000,000	Reliance Standard Life Global
	Funding II*
	3.850%, 09/19/23	1,066,490
	Royal Bank of Canada
500,000	2.500%, 01/19/21	504,200
250,000	2.800%, 04/29/22	256,428
250,000	1.950%, 01/17/23	251,776
750,000	Santander Holdings USA, Inc.
	3.700%, 03/28/22	774,551
	SBA Tower Trust*
500,000	3.168%, 04/09/47	506,200
260,000	3.156%, 10/10/45	260,222
165,000	3.722%, 04/09/48	168,919
	Shell International Finance, BV
500,000	1.875%, 05/10/21	502,080
250,000	2.000%, 11/07/24	252,355
750,000	Silversea Cruise Finance, Ltd.*
	7.250%, 02/01/25	792,915
	Skandinaviska Enskilda Banken,
	AB*
750,000	3.050%, 03/25/22	769,331
250,000	2.200%, 12/12/22	252,389
200,000	Springleaf Finance Corp.
	6.125%, 05/15/22	214,189
250,000	Starwood Property Trust, Inc.
	3.625%, 02/01/21	251,138
500,000	State Street Corp."
	2.354%, 11/01/25
	SOFR plus + 0.94%	509,670
1,500,000	Svensk Exportkredit, AB
	2.375%, 03/09/22	1,528,485
	Toronto-Dominion Bank
350,000	2.550%, 01/25/21	353,208
150,000	3.150%, 09/17/20^	151,375
500,000	Travelers Companies, Inc.
	3.900%, 11/01/20	507,852
250,000	Truist Bank
	2.800%, 05/17/22	255,839
250,000	Truist Financial Corp.
	3.050%, 06/20/22	257,474
	Truist Financial Corp.
500,000	3.200%, 09/03/21	511,172
500,000	2.900%, 03/03/21	506,300
250,000	2.200%, 03/16/23^	253,326
250,000	US Bancorp^
	2.350%, 01/29/21	251,470
	USAA Capital Corp.*
510,000	2.000%, 06/01/21	512,759
PRINCIPAL
AMOUNT		VALUE
450,000	2.450%, 08/01/20	$452,246
250,000	2.625%, 06/01/21	253,541
500,000	Ventas Realty, LP
	3.125%, 06/15/23	517,777
500,000	VICI Properties, LP / VICI Note
	Company, Inc.*
	3.500%, 02/15/25	509,637
100,000	Weingarten Realty Investors
	3.375%, 10/15/22	103,120
500,000	Zions Bancorporation, N.A.
	3.350%, 03/04/22	514,417
		68,319,532
	Health Care (4.0%)
	AbbVie, Inc.
250,000	3.375%, 11/14/21	256,965
250,000	2.500%, 05/14/20	250,303
250,000	2.300%, 11/21/22*	253,116
	Amgen, Inc.
250,000	2.125%, 05/01/20	250,100
250,000	1.850%, 08/19/21	250,661
	AstraZeneca, PLC
500,000	2.375%, 11/16/20	502,737
250,000	2.375%, 06/12/22	253,738
	Bristol-Myers Squibb Company*
500,000	2.875%, 08/15/20^	503,000
250,000	3.550%, 08/15/22	261,369
	Centene Corp.
500,000	4.750%, 05/15/22	510,665
250,000	4.750%, 01/15/25*	259,470
500,000	DaVita, Inc.
	5.125%, 07/15/24	511,640
750,000	Elanco Animal Health, Inc.
	3.912%, 08/27/21	771,161
	Gilead Sciences, Inc.
500,000	3.250%, 09/01/22	518,832
250,000	2.550%, 09/01/20	251,096
250,000	2.350%, 02/01/20	250,000
	GlaxoSmithKline Capital, PLC
500,000	2.850%, 05/08/22^	513,102
100,000	2.259%, 05/14/21"
	3 mo. USD LIBOR + 0.35%	100,365
250,000	McKesson Corp.
	3.650%, 11/30/20	253,814
500,000	Tenet Healthcare Corp.*
	4.625%, 09/01/24	518,817
1,000,000	Teva Pharmaceutical Finance
	Netherlands III, BV^
	2.200%, 07/21/21	986,690
100,000	UnitedHealth Group, Inc."
	2.154%, 06/15/21
	3 mo. USD LIBOR + 0.26%	99,898
	Zoetis, Inc.
254,000	3.450%, 11/13/20	256,798
250,000	3.250%, 08/20/21	255,603
		8,839,940
	Industrials (6.6%)
200,000	3M Company
	3.000%, 09/14/21	204,421
	Air Lease Corp.
520,000	3.500%, 01/15/22	536,037
250,000	2.250%, 01/15/23	252,121
200,000	3.375%, 06/01/21	203,743
500,000	Aircastle, Ltd.
	5.500%, 02/15/22	532,367

See accompanying Notes to Schedule of Investments

4

2/26/2020 5:02 PM

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
500,000	Albertsons Companies, Inc. /
	Safeway, Inc. / New Albertsons,
	LP / Albertsons, LLC*
	3.500%, 02/15/23	$509,093
500,000	Alimentation Couche-Tard, Inc.*
	2.700%, 07/26/22	509,597
500,000	Arconic, Inc.
	6.150%, 08/15/20	509,705
500,000	Avolon Holdings Funding, Ltd.*
	3.625%, 05/01/22	514,595
500,000	BMW Finance, NV*^
	2.250%, 08/12/22	505,410
	Boeing Company
500,000	2.700%, 05/01/22	508,880
250,000	2.300%, 08/01/21	251,380
500,000	Equifax, Inc.
	3.300%, 12/15/22	518,157
250,000	FedEx Corp.
	3.400%, 01/14/22	257,519
100,000	GATX Corp."
	2.611%, 11/05/21
	3 mo. USD LIBOR + 0.72%	100,559
100,000	General Dynamics Corp."
	2.281%, 05/11/21
	3 mo. USD LIBOR + 0.38%	100,386
500,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	528,317
135,084	Hawaiian Airlines Pass Through
	Certificates Series 2013-1, Class
	B
	4.950%, 07/15/23	137,957
140,000	Hertz Corp.*
	7.625%, 06/01/22	145,158
500,000	Honeywell International, Inc.
	2.150%, 08/08/22	507,065
	John Deere Capital Corp.
500,000	3.200%, 01/10/22^	515,397
250,000	2.950%, 04/01/22	256,965
100,000	2.050%, 03/10/20	100,031
500,000	Meritor, Inc.
	6.250%, 02/15/24	512,870
500,000	Norfolk Southern Corp.
	3.250%, 12/01/21	512,207
	Park Aerospace Holdings, Ltd.*
250,000	5.250%, 08/15/22	267,514
250,000	3.625%, 03/15/21	254,173
250,000	QVC, Inc.
	5.125%, 07/02/22	264,413
500,000	Roper Technologies, Inc.^
	2.800%, 12/15/21	509,053
500,000	Ryder System, Inc.
	2.875%, 06/01/22	511,545
	Siemens
	Financieringsmaatschappij, NV*
500,000	1.700%, 09/15/21	501,428
250,000	2.150%, 05/27/20	250,358
1,000,000	SMBC Aviation Capital Finance
	DAC*
	4.125%, 07/15/23	1,064,135
500,000	Southwest Airlines Company
	2.650%, 11/05/20	502,775
500,000	Union Pacific Corp.
	2.950%, 03/01/22	513,485
500,000	United Technologies Corp.
	3.350%, 08/16/21	512,962
		14,381,778
PRINCIPAL
AMOUNT		VALUE
	Information Technology (2.9%)
500,000	Anixter, Inc.^
	5.125%, 10/01/21	$521,652
434,000	Apple, Inc.
	2.700%, 05/13/22	445,436
640,000	Autodesk, Inc.
	3.125%, 06/15/20	642,134
500,000	Broadcom, Inc.*
	3.125%, 04/15/21	507,292
500,000	Broadridge Financial Solutions,
	Inc.
	3.950%, 09/01/20	506,085
250,000	Cisco Systems, Inc.
	2.200%, 02/28/21	251,528
	Hewlett Packard Enterprise
	Company
500,000	3.600%, 10/15/20	505,512
300,000	2.250%, 04/01/23	302,735
225,000	3.500%, 10/05/21	230,949
245,000	NetApp, Inc.
	3.375%, 06/15/21	249,796
500,000	NVIDIA Corp.
	2.200%, 09/16/21	503,890
500,000	NXP, BV / NXP Funding, LLC*
	4.125%, 06/01/21	513,725
500,000	PayPal Holdings, Inc.
	2.200%, 09/26/22	505,755
375,000	PTC, Inc.*
	3.625%, 02/15/25	379,763
250,000	QUALCOMM, Inc.
	2.250%, 05/20/20	250,398
120,000	Symantec Corp.
	4.200%, 09/15/20	121,294
		6,437,944
	Materials (0.9%)
485,000	Alcoa Nederland Holding, BV*
	6.750%, 09/30/24	509,963
500,000	DuPont de Nemours, Inc.
	3.766%, 11/15/20	507,617
750,000	Georgia-Pacific, LLC*^
	5.400%, 11/01/20	769,162
100,000	Vulcan Materials Company"
	2.557%, 03/01/21
	3 mo. USD LIBOR + 0.65%	100,358
		1,887,100
	Real Estate (1.7%)
	American Tower Corp.
500,000	2.800%, 06/01/20	501,043
159,000	3.450%, 09/15/21	163,109
500,000	AvalonBay Communities, Inc.
	3.625%, 10/01/20	503,920
200,000	Federal Realty Investment Trust
	2.550%, 01/15/21	201,384
	Kimco Realty Corp.
500,000	3.125%, 06/01/23	518,510
250,000	3.200%, 05/01/21	254,096
500,000	Service Properties Trust
	4.250%, 02/15/21	508,342
	Simon Property Group, LP
250,000	2.500%, 09/01/20	250,650
250,000	2.000%, 09/13/24	252,163

See accompanying Notes to Schedule of Investments

5

2/26/2020 5:02 PM

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
500,000	Welltower, Inc.
	3.625%, 03/15/24	$531,882
		3,685,099
	Utilities (4.6%)
250,000	AES Corp.
	4.000%, 03/15/21	253,933
510,000	American Electric Power
	Company, Inc.
	3.650%, 12/01/21	528,159
225,000	CenterPoint Energy, Inc.
	3.600%, 11/01/21	231,741
100,000	Consolidated Edison Company of
	New York, Inc."
	2.347%, 06/25/21
	3 mo. USD LIBOR + 0.40%	100,404
500,000	Consolidated Edison, Inc.
	2.000%, 05/15/21	501,658
	Dominion Energy, Inc.
500,000	2.715%, 08/15/21**	505,375
250,000	2.579%, 07/01/20	250,768
	DTE Energy Company
500,000	2.600%, 06/15/22	507,522
250,000	2.250%, 11/01/22	252,241
500,000	Duke Energy Carolinas, LLC
	3.350%, 05/15/22	519,347
760,000	Entergy Arkansas, LLC
	3.750%, 02/15/21	772,665
500,000	Exelon Corp.
	2.850%, 06/15/20	501,335
750,000	Georgia Power Company
	2.100%, 07/30/23	759,131
100,000	Nevada Power Company
	2.750%, 04/15/20	100,151
	NextEra Energy Capital Holdings,
	Inc.
500,000	2.900%, 04/01/22	511,887
500,000	2.403%, 09/01/21^	505,297
500,000	NGPL PipeCo, LLC*
	4.375%, 08/15/22	521,695
100,000	PPL Capital Funding, Inc."
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	97,861
	Sempra Energy
400,000	2.400%, 02/01/20	400,000
100,000	2.344%, 03/15/21"
	3 mo. USD LIBOR + 0.45%	100,178
500,000	Southern Company
	2.350%, 07/01/21	503,760
	WEC Energy Group, Inc.
250,000	3.375%, 06/15/21	255,486
250,000	3.100%, 03/08/22	256,704
250,000	Wisconsin Public Service Corp.
	3.350%, 11/21/21	257,609
733,000	Xcel Energy, Inc.
	2.600%, 03/15/22	746,854
		9,941,761
	TOTAL CORPORATE BONDS
	(Cost $151,506,936)	153,935,912
CONVERTIBLE BONDS (0.4%)
	Communication Services (0.2%)
500,000	Twitter, Inc.
	1.000%, 09/15/21	488,935
PRINCIPAL
AMOUNT		VALUE
	Financials (0.2%)
400,000	Prospect Capital Corp.^
	4.950%, 07/15/22	$414,824
	TOTAL CONVERTIBLE BONDS
	(Cost $882,442)	903,759

U.S. GOVERNMENT AND AGENCY SECURITIES (6.4%)

	United States Treasury Note
7,000,000	1.375%, 06/30/23	7,016,953
2,000,000	2.000%, 05/31/24^	2,057,344
2,000,000	1.750%, 07/31/24	2,037,578
1,700,000	1.250%, 08/31/24	1,695,086
1,000,000	2.000%, 10/31/22	1,018,711
	TOTAL U.S. GOVERNMENT
	AND AGENCY SECURITIES
	(Cost $13,501,935)	13,825,672

BANK LOANS (3.3%)

	Communication Services (0.8%)
741,801	Charter Communications
	Operating, LLC "
	3.400%, 04/30/25
	1 mo. LIBOR + 1.75%	746,786
498,750	CSC Holdings, LLC "
	4.176%, 04/15/27
	1 mo. LIBOR + 2.50%	501,555
496,173	Zayo Group, LLC / Zayo Capital,
	Inc. "
	3.645%, 01/19/21
	1 mo. LIBOR + 2.00%	496,987
		1,745,328
	Energy (0.1%)
250,000	Buckeye Partners, LP "
	4.531%, 11/01/26
	1 mo. LIBOR + 2.75%	252,553
	Financials (0.6%)
505,992	Level 3 Financing, Inc. "
	3.395%, 03/01/27
	1 mo. LIBOR + 1.75%	505,612
727,013	MGM Growth Properties
	Operating Partnership LP "
	3.566%, 03/21/25
	1 mo. LIBOR + 2.00%	729,674
		1,235,286
	Health Care (0.5%)
433,279	Bausch Health Cos., Inc. "
	4.420%, 11/27/25
	1 mo. LIBOR + 2.75%	435,326
742,472	HCA, Inc. "
	3.395%, 03/13/25
	1 mo. LIBOR + 1.75%	747,402
		1,182,728
	Industrials (0.9%)
875,000	Berry Global, Inc. "
	3.677%, 10/01/22
	1 mo. LIBOR + 2.00%	879,961

See accompanying Notes to Schedule of Investments

6

2/26/2020 5:02 PM

1,014,728
See accompanying Notes to Schedule of Investments

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
496,203	Navistar International Corp. "
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	$498,312
496,212	TransDigm, Inc. "
	4.145%, 06/09/23
	1 mo. LIBOR + 2.50%	496,522
		1,874,795
	Information Technology (0.3%)
742,308	CDW, LLC "
	3.400%, 10/13/26
	1 mo. LIBOR + 1.75%	747,103
	Information Technology (0.1%)
250,000	Camelot U.S. Acquisition 1 Co. "
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	251,719
	TOTAL BANK LOANS
	(Cost $7,251,035)	7,289,512
ASSET BACKED SECURITIES (16.3%)
500,000	American Tower Trust #1 Series
	2013-2A*
	3.070%, 03/15/48	507,557
250,000	Avis Budget Rental Car Funding
	AESOP, LLC Series 2015-2A,
	Class A*
	2.630%, 12/20/21	251,212
1,500,000	Avis Budget Rental Car Funding
	AESOP, LLC Series 2017-1A,
	Class A*
	3.070%, 09/20/23	1,543,673
150,000	BA Credit Card Trust Series 2017-
	A1, Class A1
	1.950%, 08/15/22	150,030
910,000	BMW Vehicle Lease Trust Series
	2019-1, Class A4
	2.920%, 08/22/22	925,139
41,091	CarMax Auto Owner Trust Series
	2018-3, Class A2A
	2.880%, 10/15/21	41,166
486,860	Commonbond Student Loan Trust
	Series 2019-AGS, Class A1*
	2.540%, 01/25/47	493,090
178,679	Credit Acceptance Auto Loan
	Trust Series 2017-3A, Class A*
	2.650%, 06/15/26	179,245
2,200,000	Credit Acceptance Auto Loan
	Trust Series 2019-1A, Class A*
	3.330%, 02/15/28	2,251,376
56,108	Dell Equipment Finance Trust
	Series 2017-2, Class A3*
	2.190%, 10/24/22	56,131
655,000	Dell Equipment Finance Trust
	Series 2017-2, Class B*
	2.470%, 10/24/22	656,502
250,000	Dell Equipment Finance Trust
	Series 2018-1, Class A3*
	3.180%, 06/22/23	252,270
88,987	Dell Equipment Finance Trust
	Series 2018-2, Class A2*
	3.160%, 02/22/21	89,359
1,000,000	Dell Equipment Finance Trust
	Series 2018-2, Class A3*
	3.370%, 10/22/23

7

2/26/2020 5:02 PM

PRINCIPAL
AMOUNT		VALUE
621,384	DT Auto Owner Trust Series
	2019-3A, Class A*
	2.550%, 08/15/22	$623,359
1,000,000	DT Auto Owner Trust Series
	2020-1A, Class B*
	2.160%, 05/15/24	1,002,300
268,324	Enterprise Fleet Financing, LLC
	Series 2018-1, Class A2*
	2.870%, 10/20/23	269,975
1,000,000	Enterprise Fleet Financing, LLC
	Series 2019-3, Class A2*
	2.060%, 05/20/25	1,006,513
1,000,000	Ford Credit Floorplan Master
	Owner Trust Series 2019-1, Class
	A
	2.840%, 03/15/24	1,025,557
150,000	GM Financial Consumer
	Automobile Receivables Series
	2018-3, Class A3
	3.020%, 05/16/23	152,189
400,000	Harley-Davidson Motorcycle Trust
	Series 2020-A, Class A3
	1.870%, 10/15/24	402,190
758,299	Hertz Fleet Lease Funding, LP
	Series 2018-1, Class A2*
	3.230%, 05/10/32	764,226
1,141,000	Hertz Vehicle Financing II, LP
	Series 2015-1A, Class A*
	2.730%, 03/25/21	1,142,085
500,000	Honda Auto Receivables Owner
	Trust Series 2018-4, Class A3
	3.160%, 01/17/23	509,874
1,000,000	MMAF Equipment Finance LLC
	Series 2019-B, Class A2*
	2.070%, 10/12/22	1,003,501
879,649	MVW Owner Trust Series 2019-
	1A, Class A*
	2.890%, 11/20/36	903,647
1,000,000	Navistar Financial Dealer Note
	Master Owner Trust II Series
	2019-1, Class A*"
	1 mo. USD LIBOR + 0.64%
	2.301%, 05/25/24	1,004,663
1,200,000	NextGear Floorplan Master Owner
	Trust Series 2019-1A, Class A2*
	3.210%, 02/15/24	1,235,511
1,500,000	OSCAR US Funding Trust VIII,
	LLC Series 2018-1A, Class A3*
	3.230%, 05/10/22	1,512,986
1,000,000	OSCAR US Funding Trust X, LLC
	Series 2019-1A, Class A3*
	3.180%, 05/10/23	1,020,282
1,896,997	Palmer Square Loan Funding, Ltd.
	Series 2019-3A, Class A1*"
	2.749%, 08/20/27
	3 mo. USD LIBOR + 0.85%	1,897,659
112,966	SCF Equipment Leasing, LLC
	Series 2018-1A, Class A2*
	3.630%, 10/20/24	114,093
652,767	SCF Equipment Leasing, LLC
	Series 2019-2A, Class A1*
	2.220%, 06/20/24	651,492
1,833,975	SoFi Consumer Loan Program
	Trust Series 2018-4, Class A*
	3.540%, 11/26/27	1,851,243

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
1,226,746	SoFi Professional Loan Program
	LLC Series 2016-E, Class A2B*
	2.490%, 01/25/36	$1,234,995
500,000	SoFi Professional Loan Program
	Trust Series 2020-A, Class A1FX*
	2.060%, 05/15/46	501,653
1,615,000	Toyota Auto Loan Extended Note
	Trust Series 2019-1A, Class A*
	2.560%, 11/25/31	1,673,913
163,743	Verizon Owner Trust Series 2017-
	1A, Class A*
	2.060%, 09/20/21	163,796
1,500,000	Verizon Owner Trust Series 2019-
	C, Class A1A
	1.940%, 04/22/24	1,512,033
1,000,000	Verizon Owner Trust Series 2020-
	A, Class B
	1.980%, 07/22/24	1,007,895
500,000	Volvo Financial Equipment, LLC
	Series 2018-1A, Class A4*
	2.760%, 10/17/22	507,948
1,525,000	Volvo Financial Equipment, LLC
	Series 2018-1A, Class B*
	2.910%, 01/17/23	1,556,197
30,000	World Financial Network Credit
	Card Master Trust Series 2015-B,
	Class A
	2.550%, 06/17/24	30,118
140,000	World Financial Network Credit
	Card Master Trust Series 2017-A,
	Class A
	2.120%, 03/15/24	140,115
606,412	World Omni Auto Receivables
	Trust Series 2019- A, Class A2
	3.020%, 04/15/22	609,094
TOTAL ASSET BACKED
SECURITIES
(Cost $35,018,581)	35,442,580
PRINCIPAL
AMOUNT		VALUE
534,000	WFRBS Commercial Mortgage
	Trust Series 2011-C4, Class A4*"
	4.902%, 06/15/44	$554,658
213,327	WFRBS Commercial Mortgage
	Trust Series 2012-C10, Class
	ASB
	2.453%, 12/15/45	215,235
245,436	WFRBS Commercial Mortgage
	Trust Series 2014-LC14, Class
	ASB
	3.522%, 03/15/47	253,582
	TOTAL RESIDENTIAL
	MORTGAGE BACKED
	SECURITIES
	(Cost $3,060,399)	3,095,470
MUNICIPAL OBLIGATIONS (0.3%)
	Industrials (0.1%)
100,000	Metropolitan Transportation
	Authority
	5.269%, 11/15/20	102,513
	Other (0.2%)
260,000	City of Miami, Florida*
	3.558%, 01/01/21	262,999
200,000	City of Ridgecrest, California
	5.000%, 06/01/20	201,833
		464,832
	TOTAL MUNICIPAL
	OBLIGATIONS
	(Cost $562,794)	567,345
NUMBER OF
SHARES		VALUE

SHORT TERM INVESTMENTS (2.0%)

RESIDENTIAL MORTGAGE BACKED SECURITIES (1.4%)

809,930	Federal Home Loan Mortgage
	Corp.
	3.000%, 01/25/26	813,081
96,324	Federal National Mortgage
	Association"
	2.605%, 04/01/21	96,488
6,323	Morgan Stanley Bank of America
	Merrill Lynch Trust, Series 2016-
	C29, Class A1
	1.597%, 05/15/49	6,310
1,797	Morgan Stanley Capital I Trust,
	Series 2015-UBS8, Class A1
	1.966%, 12/15/48	1,795
116,520	Morgan Stanley Capital I Trust,
	Series 2018-H3, Class A1
	3.176%, 07/15/51	119,343
345,251	Wells Fargo Commercial
	Mortgage Trust Series 2015-
	LC20, Class A2
	2.678%, 04/15/50	345,235
675,000	Wells Fargo Commercial
	Mortgage Trust Series 2017-RC1,
	Class A2
	3.118%, 01/15/60	689,743
2,136,249	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	2,137,317
2,133,270	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	2,133,270
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $4,270,534)	4,270,587
NUMBER OF
SHARES/
PRINCIPAL
AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.5%)

9,760,845	State Street Navigator Securities
	Lending Government Money
	Market Portfolio†
	(Cost $9,760,845)	9,760,845

See accompanying Notes to Schedule of Investments

8

2/26/2020 5:02 PM

Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

VALUE
TOTAL INVESTMENTS (105.3%)
(Cost $225,815,501)	$229,091,682
PAYABLE UPON RETURN OF SECURITIES ON
LOAN (-4.5%)	(9,760,845)
LIABILITIES, LESS OTHER ASSETS (-0.8%)	(1,709,689)
NET ASSETS (100.0%)	$217,621,148

NOTES TO SCHEDULE OF INVESTMENTS

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

"Variable rate security. The rate shown is the rate in effect at

January 31, 2020.

**Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2020.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

†Represents investment of cash collateral received from securities on loan as of January 31, 2020.

Note: Bank Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Bank Loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

9

2/26/2020 5:02 PM

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

FUTURES CONTRACTS

				Market Value/
				Unrealized
Number of		Expiration	Notional	Appreciation
Contracts	Description	Date	Value	(Depreciation)
Buys
70	U.S. Treasury Note 5-Year	Mar 2020	$8,422,422	$99,904

See accompanying Notes to Schedule of Investments

10

2/26/2020 5:02 PM

Note 1 – Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the "Trust"), consists of eighteen series, Market Neutral Income Fund, Hedged Equity Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Timpani Small Cap Growth Fund (formerly "Frontier Timpani Small Cap Growth Fund"), Timpani SMID Growth Fund (commenced operations on July 31, 2019), Growth Fund, Growth and Income Fund, Dividend Growth Fund, Opportunistic Value Fund, International Growth Fund , Evolving World Growth Fund, Global Equity Fund, Global Growth and Income Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund, (commenced operations on September 19, 2018), (each a "Fund" and collectively the "Funds"). The Trust is registered under the Investment Company Act of 1940 as amended (the "1940 Act") as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C (except Timpani Small Cap Growth Fund and Timpani SMID Growth Fund), and Class I shares of each of the Funds (except Short-Term Bond Fund). Class R6 shares are offered in Timpani Small Cap Growth Fund, Timpani SMID Growth Fund, and International Growth Fund only.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds' investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the- counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2020, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2020 was as follows:*

				NET UNREALIZED
	COST BASIS OF	GROSS UNREALIZED	GROSS UNREALIZED	APPRECIATION
FUND	INVESTMENTS	APPRECIATION	DEPRECIATION	(DEPRECIATION)
Market Neutral Income Fund	$5,230,845,842	$1,993,345,158	$(1,190,222,283)	$803,122,875
Hedged Equity Fund	240,019,529	42,184,032	(5,858,002)	36,326,030
Phineus Long/Short Fund	47,053,253	74,946,218	(87,793,000)	(12,846,782)
Convertible Fund	771,493,760	114,204,692	(7,029,761)	107,174,931
Global Convertible Fund	134,921,130	15,509,906	(3,303,508)	12,206,398
Timpani Small Cap Growth Fund	65,270,970	21,684,336	(644,326)	21,040,010
Timpani SMID Growth Fund	9,776,366	1,111,281	(122,188)	989,093
Growth Fund	1,036,970,451	401,759,514	(15,190,682)	386,568,832
Growth and Income Fund	1,474,310,247	668,337,549	(38,651,482)	629,686,067
Dividend Growth Fund	12,025,748	6,233,145	(336,072)	5,897,073
Opportunistic Value Fund	44,538,196	3,395,463	(209,553)	3,185,910
International Growth Fund	172,159,316	46,053,825	(3,761,523)	42,292,302
Evolving World Growth Fund	121,873,530	37,287,551	(2,430,757)	34,856,794
Global Equity Fund	62,966,401	21,220,825	(881,216)	20,339,609
Global Growth and Income Fund	128,176,244	26,720,422	(2,183,511)	24,536,911
Total Return Bond Fund	63,828,805	2,947,177	(117,435)	2,829,742
High Income Opportunities Fund	47,110,985	1,374,484	(2,131,084)	(756,600)
Short-Term Bond Fund	225,815,501	3,381,916	(5,831)	3,376,085

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

Note 3 – Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 – Subsequent Event

The Calamos Opportunistic Value Fund changed its name to Calamos Select Fund effective 2/28/20.